UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ AAPL Option Income Strategy ETF Ticker: APLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$110	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (4/17/2023)
YieldMax™ AAPL Option Income ETF - at NAV	11.17%	13.26%
S&P 500® TR	21.45%	23.47%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/APLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 11.17% versus 21.45% for the benchmark. Sporadic rapid appreciation in Apple limited upside capture as short call positions required adjustment. These dynamics reflect the typical tradeoff between income generation and capped participation during sharp rallies.

YieldMax™ AAPL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$155,363
Number of Holdings	13
Total Advisory Fee	$1,294,591
Portfolio Turnover	20%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	19.4
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.00	7.4
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.01	-1.3
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.6
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $282.50	0.1
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-0.0^
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/APLY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ ABNB Option Income Strategy ETF Ticker: ABNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$97	1.01%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (6/24/2024)
YieldMax™ ABNB Option Income Strategy ETF - at NAV	-8.22%	-11.17%
S&P 500® TR	21.45%	19.83%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/ABNY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –8.22% versus 21.45% for the benchmark. Intraday volatility led to buying back short calls before the stock retraced, reducing net option income. These conditions reflect how rapid reversals can challenge option-income strategies even when distribution goals are achieved.

YieldMax™ ABNB Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$30,988
Number of Holdings	11
Total Advisory Fee	$319,205
Portfolio Turnover	43%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	19.7
Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.01	-7.2
Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.00	5.3
Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $129.00	-4.1
Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $134.00	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/ABNY.

How has the Fund changed?

Effective November 14, 2025, the Board of Trustees has approved a reverse stock split of the issued and outstanding shares. After the close of trading on NYSE Arca, Inc. on December 1, 2025, the Fund will effect as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ AI Option Income Strategy ETF Ticker: AIYY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$81	0.99%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/27/2023)
YieldMax™ AI Option Income Strategy ETF - at NAV	-36.29%	-34.51%
S&P 500® TR	21.45%	25.20%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AIYY for more recent performance information.

How did the Fund perform last year and what affected its performance?

Performance targets were not met, as the Fund returned –36.29% compared with 21.45% for the benchmark. Intraday swings caused short calls to be repurchased at disadvantageous levels, pressuring returns. Despite the performance lag, the fund maintained strong income generation consistent with its design.

YieldMax™ AI Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$84,570
Number of Holdings	13
Total Advisory Fee	$864,345
Portfolio Turnover	53%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.50	6.2
C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.51	-5.5
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	-1.9
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $17.50	-0.7
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $19.50	0.4
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.50	0.3
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $20.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AIYY.

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ AMD Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ AMD Option Income Strategy ETF Ticker: AMDY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$129	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/18/2023)
YieldMax™ AMD Option Income Strategy ETF - at NAV	58.57%	34.61%
S&P 500® TR	21.45%	24.13%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AMDY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 58.57% versus 21.45% for the benchmark, consistent with expectations for an option-income strategy that gives up some upside. Results were in line with internal goals and reflected normal option-related upside caps. Overall, the fund balanced high income with partial equity participation effectively.

YieldMax™ AMD Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$232,035
Number of Holdings	16
Total Advisory Fee	$1,614,740
Portfolio Turnover	46%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	10.4
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.01	-7.4
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	6.1
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $267.50	-0.8
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $272.50	-0.7
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.6
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $295.00	0.5
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $285.00	0.3
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.1
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $305.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AMDY.

How has the Fund changed?

Effective November 14, 2025, on December 5, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Effective October 1, 2025, the Fund will seek to make distributions on a monthly or more frequent basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ AMZN Option Income Strategy ETF Ticker: AMZY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$125	1.09%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/24/2023)
YieldMax™ AMZN Option Income ETF - at NAV	28.81%	30.87%
S&P 500® TR	21.45%	21.28%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/AMZY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 28.81% compared to 21.45% for the benchmark. The strategy exceeded internal upside-capture expectations even as option writing capped some gains. This outcome reflects a favorable income-and-upside balance in a strong market.

YieldMax™ AMZN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$311,639
Number of Holdings	11
Total Advisory Fee	$2,632,839
Portfolio Turnover	24%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.7
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	10.5
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $252.50	-0.6
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.5
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $260.00	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/AMZY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ BABA Option Income Strategy ETF Ticker: BABO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$120	0.99%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/7/2024)
YieldMax™ BABA Option Income Strategy ETF - at NAV	42.90%	49.61%
S&P 500® TR	21.45%	26.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/BABO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 42.9% versus 21.45% for the benchmark after a rapid 45% rally in BABA compressed upside capture. The sudden strong move exceeded what the option overlay could track in real time.

YieldMax™ BABA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$59,709
Number of Holdings	13
Total Advisory Fee	$447,064
Portfolio Turnover	59%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.00	18.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $175.00	-0.7
Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.01	-0.3
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $180.00	-0.3
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $182.50	0.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $185.00	0.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $190.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/BABO.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Bitcoin Option Income Strategy ETF Ticker: YBIT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$94	0.81%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

	1 Year	Since Inception (4/22/2024)
YieldMax™ Bitcoin Option Income Strategy ETF - at NAV	31.22%	13.74%
S&P 500® TR	21.45%	24.24%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YBIT for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did meet its performance target, returning 31.22% versus 21.45% for the benchmark as position limits constrained the amount of spreads deployed early in the year. This reduced upside participation during strong periods for crypto-related markets. Still, the fund delivered strong income consistent with its goals.

YieldMax™ Bitcoin Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$110,062
Number of Holdings	15
Total Advisory Fee	$1,199,442
Portfolio Turnover	29%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	13.4
iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.01	-6.7
iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.00	2.5
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.00	-0.8
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.50	-0.7
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $63.00	-0.6
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $64.50	0.3
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.00	0.2
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.50	0.2
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $66.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YBIT.

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ BRK.B Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ BRK.B Option Income Strategy ETF Ticker: BRKC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ BRK.B Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BRKC. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BRK.B Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ BRK.B Option Income Strategy ETF	$41	1.01%

The Fund commenced operations on June 4, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (06/04/2025)
YieldMax™ BRK.B Option Income Strategy ETF - at NAV	-2.77%
S&P 500® TR	15.11%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/BRKC for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –2.77% versus 15.11% for the benchmark. Performance aligned with expectations for a steady income-focused option strategy. Overall results reflect balanced income generation with modest participation in the underlying’s moves.

YieldMax™ BRK.B Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$32,944
Number of Holdings	15
Total Advisory Fee	$82,650
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	3.2
Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.01	-3.1
Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.00	0.8
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $485.00	-0.3
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $482.50	-0.2
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $480.00	-0.2
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $492.50	0.1
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $487.50	0.1
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $495.00	0.0*
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $497.50	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/BRKC.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ COIN Option Income Strategy ETF Ticker: CONY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$125	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/14/2023)
YieldMax™ COIN Option Income Strategy ETF - at NAV	39.94%	137.87%
S&P 500® TR	21.45%	22.63%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/CONY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 39.94% compared to 21.45% for the benchmark. Upside capture was limited because option spreads were not applied to 100% of exposure when Coinbase entered the S&P 500.

YieldMax™ COIN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$1,270,188
Number of Holdings	19
Total Advisory Fee	$11,559,288
Portfolio Turnover	31%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Coinbase Global, Inc., Expiration: 12/19/2025; Exercise Price: $390.01	-9.2
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00	6.9
Coinbase Global, Inc., Expiration: 12/19/2025; Exercise Price: $390.00	2.6
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $357.50	-0.9
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.01	-0.7
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $362.50	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $377.50	0.3
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $370.00	-0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $382.50	0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $365.00	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CONY.

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ CVNA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ CVNA Option Income Strategy ETF Ticker: CVNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ CVNA Option Income Strategy ETF	$91	1.09%

The Fund commenced operations on January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (01/29/2025)
YieldMax™ CVNA Option Income Strategy ETF - at NAV	20.50%
S&P 500® TR	14.37%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/CVNY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 20.50% compared with 14.37% for the benchmark. Results followed expectations for an option-income strategy that naturally gives up some upside. The fund delivered high income while capturing a portion of Carvana’s gains.

YieldMax™ CVNA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$54,138
Number of Holdings	16
Total Advisory Fee	$386,922
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	35.2
Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.00	10.4
Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.01	-8.4
Carvana Co., Expiration: 11/07/2025; Exercise Price: $317.50	-0.9
Carvana Co., Expiration: 11/07/2025; Exercise Price: $322.50	-0.3
Carvana Co., Expiration: 11/07/2025; Exercise Price: $337.50	0.3
Carvana Co., Expiration: 11/07/2025; Exercise Price: $330.00	-0.2
Carvana Co., Expiration: 11/07/2025; Exercise Price: $320.00	-0.1
Carvana Co., Expiration: 11/07/2025; Exercise Price: $350.00	0.0*
Carvana Co., Expiration: 11/07/2025; Exercise Price: $340.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CVNY.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ DIS Option Income Strategy ETF Ticker: DISO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$129	1.21%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/24/2023)
YieldMax™ DIS Option Income ETF - at NAV	12.80%	11.20%
S&P 500® TR	21.45%	24.36%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/DISO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 12.8% versus 21.45% for the benchmark. Results were not consistent with expectations for a call-writing strategy that prioritizes income over full upside. The fund delivered steady returns while maintaining its income mandate.

YieldMax™ DIS Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$35,195
Number of Holdings	13
Total Advisory Fee	$362,291
Portfolio Turnover	62%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	9.3
The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.01	-8.0
The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.00	1.9
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $113.00	-0.7
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $114.00	-0.4
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $117.00	0.2
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $116.00	0.1
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $115.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/DISO.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ DKNG Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ DKNG Option Income Strategy ETF Ticker: DRAY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ DKNG Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DRAY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DKNG Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ DKNG Option Income Strategy ETF	$27	1.03%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (07/14/2025)
YieldMax™ DKNG Option Income Strategy ETF - at NAV	-26.06%
S&P 500® TR	9.49%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/DRAY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –26.06% versus 9.49% for the benchmark. The option overlay helped cushion losses during a down period for the underlying. Overall, the fund performed less than expected while supporting a high level of income.

YieldMax™ DKNG Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$28,808
Number of Holdings	16
Total Advisory Fee	$35,041
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.01	-7.8
DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.00	6.7
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.00	-2.1
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.00	0.6
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.00	-0.4
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.50	-0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.50	-0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $36.00	0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $34.50	0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.50	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/DRAY.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Gold Miners Option Income Strategy ETF Ticker: GDXY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$124	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/20/2024)
YieldMax™ Gold Miners Option Income Strategy ETF - at NAV	47.42%	30.12%
S&P 500® TR	21.45%	20.66%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/GDXY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 47.42% versus 21.45% for the benchmark as gold miners surged roughly 50% in a short period. The call-writing overlay limited upside participation during this sharp move. Still, the fund maintained a strong income profile consistent with its strategy.

YieldMax™ Gold Miners Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$186,975
Number of Holdings	17
Total Advisory Fee	$823,357
Portfolio Turnover	36%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	8.3
VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.01	-6.1
VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.00	2.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $73.50	-0.4
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.50	-0.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.00	-0.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $76.50	0.1
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $75.00	-0.1
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.50	0.0*
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/GDXY.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ GOOGL Option Income Strategy ETF Ticker: GOOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$141	1.14%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/27/2023)
YieldMax™ GOOGL Option Income ETF - at NAV	47.95%	21.98%
S&P 500® TR	21.45%	21.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/GOOY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 47.95% versus 21.45% for its benchmark while outperforming internal upside-capture expectations. The strategy effectively balanced equity participation and income. This reflects strong execution of the option-income approach.

YieldMax™ GOOGL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$194,010
Number of Holdings	16
Total Advisory Fee	$1,218,104
Portfolio Turnover	30%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	21.9
U.S. Treasury Securities	7.4
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $290.00	-0.1
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $297.50	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $295.00	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $305.00	0.0*
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $300.00	0.0*
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $307.50	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/GOOY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ HOOD Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ HOOD Option Income Strategy ETF Ticker: HOOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ HOOD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/HOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ HOOD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ HOOD Option Income Strategy ETF	$78	0.99%

The Fund commenced operations on May 7, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (05/07/2025)
YieldMax™ HOOD Option Income Strategy ETF - at NAV	122.37%
S&P 500® TR	22.22%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/HOOY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The fund met its performance target, returning 122.37% versus 22.22% for its benchmark as the underlying surged rapidly from June to October. The call overlay limited upside capture during this unusually fast appreciation. Nonetheless, the fund delivered very high income and strong absolute returns.

YieldMax™ HOOD Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$250,466
Number of Holdings	16
Total Advisory Fee	$717,398
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.00	11.2
Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.01	-9.4
U.S. Treasury Securities	7.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $160.00	-1.0
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $157.50	-0.8
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $150.00	-0.7
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $170.00	0.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $172.50	0.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $165.00	0.2
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $175.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/HOOY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Effective October 1, 2025, the Fund will seek to make distributions on a monthly or more frequent basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Innovation Option Income Strategy ETF Ticker: OARK (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$204	1.61%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/22/2022)
YieldMax™ Innovation Option Income Strategy ETF - at NAV	53.68%	17.38%
S&P 500® TR	21.45%	21.73%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/OARK for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 53.68%% versus 21.45% for the benchmark. Income generation remained strong and consistent with strategy objectives.

YieldMax™ Innovation Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$91,684
Number of Holdings	15
Total Advisory Fee	$707,289
Portfolio Turnover	115%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	17.3
ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.00	11.1
ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.01	-1.1
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $89.00	-0.8
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $90.00	-0.7
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $88.00	-0.4
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $93.00	0.2
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $94.00	0.2
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $91.00	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/OARK.

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ JPM Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ JPM Option Income Strategy ETF Ticker: JPMO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$116	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/11/2023)
YieldMax™ JPM Option Income Strategy ETF - at NAV	23.05%	18.48%
S&P 500® TR	21.45%	23.47%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/JPMO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 23.05% versus 21.45% for the benchmark after large intraday moves forced repurchasing short calls at higher prices. The fund maintained a steady income profile aligned with its mandate.

YieldMax™ JPM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$60,925
Number of Holdings	14
Total Advisory Fee	$522,833
Portfolio Turnover	32%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	14.6
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.00	7.6
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01	-0.4
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $317.50	-0.3
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $315.00	-0.3
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $320.00	0.1
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $325.00	0.1
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/JPMO.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Magnificent 7 Fund of Option Income ETFs Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Magnificent 7 Fund of Option Income ETFs Ticker: YMAG (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$34	0.29%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (1/29/2024)
YieldMax™ Magnificent 7 Fund of Option Income ETF - at NAV	31.85%	31.36%
S&P 500® TR	21.45%	22.15%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YMAG for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 31.85% versus 21.45% for the benchmark while outperforming internal upside expectations. The diversified exposure supported steady income and above-target participation. Overall, results aligned well with strategy objectives.

YieldMax™ Magnificent 7 Fund of Option Income ETFs Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$471,840
Number of Holdings	13
Total Advisory Fee	$977,093
Portfolio Turnover	32%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
YieldMax NVDA Option Income Strategy ETF	14.8
YieldMax GOOGL Option Income Strategy ETF	14.6
Yieldmax Tsla Option Income ETF	14.1
YieldMax MSFT Option Income Strategy ETF	13.9
YieldMax AAPL Option Income Strategy ETF	13.9
Yieldmax Meta Option Income Strategy ETF	12.4
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	1.6
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.1
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $250.00	-0.1
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $255.00	-0.0^
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YMAG.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MARA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ MARA Option Income Strategy ETF Ticker: MARO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$86	1.00%

The Fund commenced operations on December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (12/09/2024)
YieldMax™ MARA Option Income Strategy ETF - at NAV	-28.01%
S&P 500® TR	14.28%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MARO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The fund did not meet its performance target, returning -28.01 versus 14.28% for the benchmark amid significant volatility in the underlying. Intraday stock movements created challenges for managing short calls. The fund still delivered substantial income consistent with its objectives.

YieldMax™ MARA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$95,973
Number of Holdings	14
Total Advisory Fee	$608,508
Portfolio Turnover	100%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.01	-6.1
Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.00	4.2
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	3.1
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.01	-2.5
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.00	-2.5
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.50	-1.2
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.50	0.6
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $21.50	0.6
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.00	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MARO.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ META Option Income Strategy ETF Ticker: FBY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$110	1.06%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/27/2023)
YieldMax™ META Option Income ETF - at NAV	6.96%	27.97%
S&P 500® TR	21.45%	21.56%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/FBY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund not meet its performance target, returning 6.96% versus 21.45% for the benchmark after Meta’s sharp gains forced short call spreads to be repurchased at losses. This reduced upside capture during rapid price appreciation. Even so, the fund maintained strong income generation aligned with its objective.

YieldMax™ META Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$154,948
Number of Holdings	18
Total Advisory Fee	$1,631,685
Portfolio Turnover	21%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.5
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.01	-14.2
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.00	0.6
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $680.00	-0.3
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $670.00	-0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $700.00	0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $690.00	0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $665.00	-0.1
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $685.00	-0.1
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $705.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/FBY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ MRNA Option Income Strategy ETF Ticker: MRNY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$76	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/23/2023)
YieldMax™ MRNA Option Income Strategy ETF - at NAV	-48.88%	-43.71%
S&P 500® TR	21.45%	28.77%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MRNY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –48.88% versus 21.45% for the benchmark as intraday moves raised the cost of repurchasing calls. These adjustments weighed modestly on total return. Despite this, the fund produced high distributions as intended.

YieldMax™ MRNA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$92,474
Number of Holdings	18
Total Advisory Fee	$788,394
Portfolio Turnover	42%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.00	13.2
U.S. Treasury Securities	10.5
Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.01	-4.9
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.50	-1.8
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.00	-1.2
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.00	0.9
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $30.00	-0.8
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.50	-0.6
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $33.00	0.6
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $28.50	0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MRNY.

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ MSFT Option Income Strategy ETF Ticker: MSFO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$116	1.03%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/24/2023)
YieldMax™ MSFT Option Income ETF - at NAV	25.53%	24.40%
S&P 500® TR	21.45%	24.36%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MSFO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 25.53% versus 21.45% for the benchmark, exceeding internal upside-capture expectations. Option overlays effectively balanced income and participation. This reflects strong alignment with the strategy’s goals.

YieldMax™ MSFT Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$148,991
Number of Holdings	15
Total Advisory Fee	$1,223,441
Portfolio Turnover	16%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	23.4
Microsoft Corporation, Expiration: 12/19/2025; Exercise Price: $515.00	4.0
Microsoft Corporation, Expiration: 12/19/2025; Exercise Price: $515.01	-3.0
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $525.00	-0.2
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $527.50	-0.2
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $530.00	-0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $535.00	0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $537.50	0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $540.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MSFO.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ MSTR Option Income Strategy ETF Ticker: MSTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$106	1.03%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (2/21/2024)
YieldMax™ MSTR Option Income Strategy ETF - at NAV	4.95%	92.30%
S&P 500® TR	21.45%	22.18%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/MSTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 4.95% versus 21.45% for the benchmark amid large intraday moves requiring costly call repurchases. These dynamics reduced total return despite high income. Overall, the fund delivered its income objective while accepting limited upside.

YieldMax™ MSTR Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$3,030,103
Number of Holdings	24
Total Advisory Fee	$32,010,413
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Strategy Inc., Expiration: 11/21/2025; Exercise Price: $330.01	-10.1
Strategy Inc., Expiration: 01/16/2026; Exercise Price: $300.01	-5.6
Strategy Inc., Expiration: 01/16/2026; Exercise Price: $300.00	2.5
Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.00	2.4
Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.01	-2.3
U.S. Treasury Securities	0.5
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-0.4
Strategy Inc., Expiration: 11/21/2025; Exercise Price: $330.00	0.4
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.2
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $282.50	-0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/MSTY.

How has the Fund changed?

There were no material changes during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ NFLX Option Income Strategy ETF Ticker: NFLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$118	1.01%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/7/2023)
YieldMax™ NFLX Option Income Strategy ETF - at NAV	33.04%	37.73%
S&P 500® TR	21.45%	22.09%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/NFLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 33.04% versus 21.45% for the benchmark as rapid appreciation capped upside through short-call exposure. This constrained performance relative to the underlying. Nevertheless, the fund generated meaningful income and performance aligned with its design.

YieldMax™ NFLX Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$133,012
Number of Holdings	15
Total Advisory Fee	$1,259,877
Portfolio Turnover	33%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.01	-12.7
U.S. Treasury Securities	4.7
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,115.00	-0.5
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,130.00	-0.5
Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.00	0.4
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,140.00	-0.3
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,145.00	0.2
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,160.00	0.2
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,170.00	0.1
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,175.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/NFLY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ NVDA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ NVDA Option Income Strategy ETF Ticker: NVDY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$129	1.09%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/10/2023)
YieldMax™ NVDA Option Income Strategy ETF - at NAV	36.93%	76.49%
S&P 500® TR	21.45%	24.25%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/NVDY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 36.93% versus 21.45% for the benchmark in a period of strong Nvidia performance. Results aligned with expectations for a call-writing strategy. The fund balanced income and partial upside effectively.

YieldMax™ NVDA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$1,823,696
Number of Holdings	18
Total Advisory Fee	$15,387,704
Portfolio Turnover	16%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.6
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.00	11.5
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.01	-2.1
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.00	1.7
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $210.00	-0.4
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.01	-0.3
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $215.00	-0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $212.50	-0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $217.50	0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $220.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/NVDY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ PLTR Option Income Strategy ETF Ticker: PLTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$220	1.07%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/7/2024)
YieldMax™ PLTR Option Income Strategy ETF - at NAV	211.94%	186.90%
S&P 500® TR	21.45%	20.25%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/PLTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 211.94% versus 21.45% for the benchmark. The fund delivered substantial income and strong absolute returns.

YieldMax™ PLTR Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$675,756
Number of Holdings	17
Total Advisory Fee	$3,480,680
Portfolio Turnover	26%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

^	Less than -0.05% of net assets.

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks represents securities sold short.

Top Ten Holdings	(% of net assets)
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.00	9.5
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.00	4.0
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.01	-3.7
U.S. Treasury Securities	2.9
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $210.00	-1.8
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $212.50	-0.9
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $225.00	0.8
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $207.50	-0.5
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.01	-0.4
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $227.50	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/PLTY.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ PYPL Option Income Strategy ETF Ticker: PYPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$123	1.31%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/25/2023)
YieldMax™ PYPL Option Income Strategy ETF - at NAV	-12.88%	10.86%
S&P 500® TR	21.45%	25.95%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/PYPY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –12.88% versus 21.45% for the benchmark as February’s sharp drop and intraday reversals required buying back calls before the stock recovered. This reduced option income and performance. Still, the fund maintained a meaningful distribution consistent with its goals.

YieldMax™ PYPL Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$47,510
Number of Holdings	15
Total Advisory Fee	$542,337
Portfolio Turnover	19%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	10.2
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.50	5.3
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.51	-2.5
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $70.00	-0.9
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $73.00	0.3
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $69.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $72.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $71.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $75.00	0.1
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $74.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/PYPY.

How has the Fund changed?

Effective November 26, 2025, on December 5, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 1, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ RBLX Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ RBLX Option Income Strategy ETF Ticker: RBLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ RBLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/RBLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ RBLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ RBLX Option Income Strategy ETF	$26	0.99%

The Fund commenced operations on July 28, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (07/28/2025)
YieldMax™ RBLX Option Income Strategy ETF - at NAV	-2.18%
S&P 500® TR	7.38%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/RBLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –2.18% versus 7.38% for the benchmark. Option income helped cushion volatility-driven drawdowns. Despite this, the Fund achieved income objectives.

YieldMax™ RBLX Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$29,594
Number of Holdings	16
Total Advisory Fee	$36,531
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.01	-16.9
Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.00	3.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $117.00	-0.6
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $125.00	0.2
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $131.00	0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $124.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $118.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $126.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $133.00	0.0*
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $119.00	-0.0^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/RBLY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Short COIN Option Income Strategy ETF Ticker: FIAT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$71	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/9/2024)
YieldMax™ Short COIN Option Income Strategy ETF - at NAV	-63.59%	-50.33%
S&P 500® TR	21.45%	18.35%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/FIAT for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –63.59% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark's appreciation. This does not match expectations for a risk-managed short-exposure design. High distributions remained a key feature of the fund’s profile.

YieldMax™ Short COIN Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$43,366
Number of Holdings	15
Total Advisory Fee	$397,188
Portfolio Turnover	42%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	39.1
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.02	-14.0
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $345.00	-1.8
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00	1.4
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $325.00	0.6
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $335.00	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $337.50	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $315.00	0.2
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $510.00	0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $317.50	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/FIAT.

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Short N100 Option Income Strategy ETF Ticker: YQQQ (Listed on The Nasdaq Stock Market LLC)

This annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$100	1.09%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/14/2024)
YieldMax™ Short N100 Option Income Strategy ETF - at NAV	-15.67%	-15.32%
S&P 500® TR	21.45%	22.08%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YQQQ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, returning -15.67% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark’s appreciation. Results did not align with expectations for the fund’s risk-managed design.

YieldMax™ Short N100 Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$14,399
Number of Holdings	12
Total Advisory Fee	$107,179
Portfolio Turnover	31%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	6.4
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.02	-4.8
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.00	0.7
Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $622.00	-0.4
Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $615.00	-0.1
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YQQQ.

How has the Fund changed?

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Short NVDA Option Income Strategy ETF Ticker: DIPS (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/dips. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$83	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/23/2024)
YieldMax™ Short NVDA Option Income Strategy ETF - at NAV	-40.99%	-42.26%
S&P 500® TR	21.45%	24.54%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.yieldmaxetfs.com/our-etfs/DIPS for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –40.99% while the benchmark gained 21.45%, losing materially more than the underlying advance. The strategy did not perform as intended under strong upward pressure.

YieldMax™ Short NVDA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$8,010
Number of Holdings	13
Total Advisory Fee	$109,220
Portfolio Turnover	22%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	41.3
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.02	-14.6
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $197.50	-1.3
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.00	0.8
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $250.00	0.3
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $185.00	0.2
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $182.50	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/DIPS.

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Short TSLA Option Income Strategy ETF Ticker: CRSH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$79	1.04%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/1/2024)
YieldMax™ Short TSLA Option Income Strategy ETF - at NAV	-48.24%	-44.82%
S&P 500® TR	21.45%	24.54%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/CRSH for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –48.24% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark’s appreciation. The fund did not behave as expected given the strong rally in the underlying.

YieldMax™ Short TSLA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$22,280
Number of Holdings	12
Total Advisory Fee	$253,007
Portfolio Turnover	4%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	27.4
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.02	-24.5
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $435.00	-1.4
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $410.00	0.5
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.00	0.4
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $655.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/CRSH.

How has the Fund changed?

Effective November 14, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ SMCI Option Income Strategy ETF Ticker: SMCY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$114	1.01%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/11/2024)
YieldMax™ SMCI Option Income Strategy ETF - at NAV	25.00%	-7.46%
S&P 500® TR	21.45%	21.64%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SMCY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 25% versus 21.45% for the benchmark despite delisting concerns reducing exposure before the stock rallied. This materially limited upside capture. The fund still produced very high income consistent with its aim.

YieldMax™ SMCI Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$301,460
Number of Holdings	11
Total Advisory Fee	$1,781,389
Portfolio Turnover	133%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.00	8.4
Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.01	-8.2
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $54.00	-2.9
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $58.00	1.4
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $55.00	-1.1
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $59.00	0.5
U.S. Treasury Securities	0.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/SMCY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ SNOW Option Income Strategy ETF Ticker: SNOY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$147	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (6/10/2024)
YieldMax™ SNOW Option Income Strategy ETF - at NAV	93.18%	58.56%
S&P 500® TR	21.45%	20.68%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SNOY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 93.18% versus 21.45% for the benchmark, with performance in line with expectations given the strategy’s capped upside. The fund generated substantial income and performance.

YieldMax™ SNOW Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$86,075
Number of Holdings	15
Total Advisory Fee	$612,624
Portfolio Turnover	325%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	18.4
U.S. Treasury Securities	12.1
Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.01	-1.8
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-1.0
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.7
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.5
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	0.4
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $290.00	0.3
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $285.00	0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/SNOY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ TSLA Option Income Strategy ETF Ticker: TSLY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$140	1.07%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/22/2022)
YieldMax™ TSLA Option Income Strategy ETF - at NAV	62.26%	18.41%
S&P 500® TR	21.45%	21.73%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/TSLY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 62.26% versus 21.45% for the benchmark, outperforming internal upside-capture expectations. The call overlay balanced Tesla’s volatility with income production. Overall, the strategy delivered on its objectives.

YieldMax™ TSLA Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$1,286,168
Number of Holdings	19
Total Advisory Fee	$10,835,101
Portfolio Turnover	124%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	11.0
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.00	6.6
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.00	4.3
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $462.50	-1.3
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.01	-1.1
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.01	-0.9
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $460.00	-0.8
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $487.50	0.5
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $485.00	0.3
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $467.50	-0.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/TSLY.

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ TSM Option Income Strategy ETF Ticker: TSMY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$122	1.00%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/20/2024)
YieldMax™ TSM Option Income Strategy ETF - at NAV	44.11%	41.62%
S&P 500® TR	21.45%	19.76%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/TSMY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 44.11% versus 21.45% for the benchmark, aligning with expectations for an income-focused strategy. The fund provided substantial distributions while participating in a significant portion of TSM’s gains. Results were consistent with the strategy’s design.

YieldMax™ TSM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$72,708
Number of Holdings	11
Total Advisory Fee	$502,491
Portfolio Turnover	77%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.00	6.2
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.01	-5.6
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $305.00	-1.1
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $315.00	0.4
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $310.00	-0.2
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $320.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/TSMY.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Ultra Option Income Strategy ETF Ticker: ULTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$138	1.24%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (2/28/2024)
YieldMax™ Ultra Option Income Strategy ETF - at NAV	23.26%	8.06%
S&P 500® TR	21.45%	21.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/ULTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 23.26% versus 21.45% for the benchmark while exceeding internal upside-capture expectations. The diversified option-income structure performed efficiently. Income generation remained a core driver of results.

YieldMax™ Ultra Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$2,481,990
Number of Holdings	109
Total Advisory Fee	$13,609,240
Portfolio Turnover	721%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Rocket Lab Corp	7.6
NuScale Power Corp	7.3
Robinhood Markets Inc	7.1
Coinbase Global Inc	6.3
CoreWeave Inc	5.9
Rigetti Computing Inc	5.4
SoundHound AI Inc	4.6
Symbotic Inc	4.5
Palantir Technologies Inc	4.4
Quantum Computing Inc	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/ULTY.

How has the Fund changed?

Effective December 8, 2025, there were various updates to the Fund’s Summary Prospectus, Prospectus, and SAI to reflect certain revisions to the Fund’s principal investment strategies (including equity allocation and certain options strategies), to reflect additional risk disclosures, and to reflect changes in the Fund’s portfolio management team.

Effective November 14, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Ultra Short Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Ultra Short Option Income Strategy ETF Ticker: SLTY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Ultra Short Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Short Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ Ultra Short Option Income Strategy ETF	$23	1.25%

The Fund commenced operations on August 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (08/20/2025)
YieldMax™ Ultra Short Option Income Strategy ETF - at NAV	-15.12%
S&P 500® TR	7.19%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/SLTY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –15.12% versus 7.19% for the benchmark, influenced by a short track record and evolving stock-selection methodology. These factors created performance variability during the period. Nonetheless, the fund maintained strong income generation.

YieldMax™ Ultra Short Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$20,517
Number of Holdings	60
Total Advisory Fee	$30,995
Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks represents securities sold short.

Top Ten Holdings	(% of net assets)
Reddit Inc	-6.6
AST SpaceMobile Inc	-6.4
Nebius Group NV	-6.4
Bitdeer Technologies Group	-6.1
Advanced Micro Devices Inc	-5.4
Circle Internet Group Inc	-5.0
IonQ Inc	-4.3
Applied Digital Corp	-4.0
Kratos Defense & Security Solutions Inc	-4.0
Energy Fuels Inc/Canada	-4.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/SLTY.

How has the Fund changed?

Effective September 11, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ Universe Fund of Option Income ETFs Ticker: YMAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$33	0.29%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (1/16/2024)
YieldMax™ Universe Fund of Option Income ETF - at NAV	27.41%	23.83%
S&P 500® TR	21.45%	23.97%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/YMAX for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 27.41% versus 21.45% for the benchmark, supported by strong execution across its income-oriented holdings. Internal upside-capture targets were exceeded. The fund demonstrated effective implementation of its diversified option-income approach.

YieldMax™ Universe Fund of Option Income ETFs Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$962,096
Number of Holdings	38
Total Advisory Fee	$2,335,642
Portfolio Turnover	80%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Yieldmax Amzn Option Income ETF	3.0
YieldMax NVDA Option Income Strategy ETF	2.9
YieldMax SNOW Option Income Strategy ETF	2.9
YieldMaxTM PLTR Option Income Strategy ETF	2.9
YieldMax GOOGL Option Income Strategy ETF	2.9
Yieldmax Tsla Option Income ETF	2.8
YieldMax JPM Option Income Strategy ETF	2.8
YieldMax HOOD Option Income Strategy ETF	2.8
Yieldmax RDDT Option Income Strategy ETF	2.8
YieldMax DIS Option Income Strategy ETF	2.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/YMAX.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ XOM Option Income Strategy ETF Ticker: XOMO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$115	1.17%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/30/2023)
YieldMax™ XOM Option Income ETF - at NAV	-3.95%	-0.40%
S&P 500® TR	21.45%	22.77%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/XOMO for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –3.95% versus 21.45% for the benchmark as intraday moves forced repurchasing short calls before prices retreated. This reduced net option income and hampered performance. Despite this, the fund maintained meaningful distributions.

YieldMax™ XOM Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$48,895
Number of Holdings	13
Total Advisory Fee	$494,877
Portfolio Turnover	23%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	3.8
Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.01	-3.7
Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.00	2.9
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $116.00	-0.4
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $117.00	-0.2
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $119.00	0.1
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $120.00	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/XOMO.

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

YieldMax™ XYZ Option Income Strategy ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 YieldMax™ XYZ Option Income Strategy ETF Ticker: XYZY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$131	1.36%

Cumulative Performance

(Initial Investment of $10,000)

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/10/2023)
YieldMax™ XYZ Option Income Strategy ETF - at NAV	-7.96%	19.01%
S&P 500® TR	21.45%	26.19%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.yieldmaxetfs.com/our-etfs/XYZY for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –7.96% versus 21.45% for the benchmark amid pronounced whipsawing in the underlying stock. Rapid swings up and down limited the strategy’s ability to track moves effectively. Nonetheless, the fund continued to produce high income.

YieldMax™ XYZ Option Income Strategy ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (Thousands)	$62,412
Number of Holdings	13
Total Advisory Fee	$700,934
Portfolio Turnover	46%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	16.4
Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.00	7.8
Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.01	-6.4
Block, Inc., Expiration: 11/07/2025; Exercise Price: $80.00	-2.6
Block, Inc., Expiration: 11/07/2025; Exercise Price: $81.00	-0.9
Block, Inc., Expiration: 11/07/2025; Exercise Price: $85.00	0.9
Block, Inc., Expiration: 11/07/2025; Exercise Price: $84.00	0.5
Block, Inc., Expiration: 11/07/2025; Exercise Price: $86.00	0.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.yieldmaxetfs.com/our-etfs/XYZY.

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

YieldMax ETFs

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$543,250	$425,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$271,100	$102,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Advisor and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds' operations and financial reporting, during the Funds' last two fiscal years.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit-Related Fee	N/A	N/A
(b) Tax Fees	$315,000	N/A
(c) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2025

Tidal Trust II
• YieldMax AAPL Option Income Strategy ETF	| APLY	| NYSE Arca, Inc.
• YieldMax ABNB Option Income Strategy ETF	| ABNY	| NYSE Arca, Inc.
• YieldMax AI Option Income Strategy ETF	| AIYY	| NYSE Arca, Inc.
• YieldMax AMD Option Income Strategy ETF	| AMDY	| NYSE Arca, Inc.
• YieldMax AMZN Option Income Strategy ETF	| AMZY	| NYSE Arca, Inc.
• YieldMax BABA Option Income Strategy ETF	| BABO	| NYSE Arca, Inc.
• YieldMax Bitcoin Option Income Strategy ETF	| YBIT	| NYSE Arca, Inc.
• YieldMax BRK.B Option Income Strategy ETF	| BRKC	| NYSE Arca, Inc.
• YieldMax COIN Option Income Strategy ETF	| CONY	| NYSE Arca, Inc.
• YieldMax CVNA Option Income Strategy ETF	| CVNY	| NYSE Arca, Inc.
• YieldMax DIS Option Income Strategy ETF	| DISO	| NYSE Arca, Inc.
• YieldMax DKNG Option Income Strategy ETF	| DRAY	| NYSE Arca, Inc.
• YieldMax Gold Miners Option Income Strategy ETF	| GDXY	| NYSE Arca, Inc.
• YieldMax GOOGL Option Income Strategy ETF	| GOOY	| NYSE Arca, Inc.
• YieldMax HOOD Option Income Strategy ETF	| HOOY	| NYSE Arca, Inc.
• YieldMax Innovation Option Income Strategy ETF	| OARK	| NYSE Arca, Inc.
• YieldMax JPM Option Income Strategy ETF	| JPMO	| NYSE Arca, Inc.
• YieldMax Magnificent 7 Fund of Option Income ETFs	| YMAG	| NYSE Arca, Inc.
• YieldMax MARA Option Income Strategy ETF	| MARO	| NYSE Arca, Inc.
• YieldMax META Option Income Strategy ETF	| FBY	| NYSE Arca, Inc.
• YieldMax MRNA Option Income Strategy ETF	| MRNY	| NYSE Arca, Inc.
• YieldMax MSFT Option Income Strategy ETF	| MSFO	| NYSE Arca, Inc.
• YieldMax MSTR Option Income Strategy ETF	| MSTY	| NYSE Arca, Inc.
• YieldMax NFLX Option Income Strategy ETF	| NFLY	| NYSE Arca, Inc.
• YieldMax NVDA Option Income Strategy ETF	| NVDY	| NYSE Arca, Inc.
• YieldMax PLTR Option Income Strategy ETF	| PLTY	| NYSE Arca, Inc.
• YieldMax PYPL Option Income Strategy ETF	| PYPY	| NYSE Arca, Inc.
• YieldMax RBLX Option Income Strategy ETF	| RBLY	| NYSE Arca, Inc.
• YieldMax Short COIN Option Income Strategy ETF	| FIAT	| NYSE Arca, Inc.
• YieldMax Short N100 Option Income Strategy ETF	| YQQQ	| The Nasdaq Stock Market, LLC
• YieldMax Short NVDA Option Income Strategy ETF	| DIPS	| NYSE Arca, Inc.
• YieldMax Short TSLA Option Income Strategy ETF	| CRSH	| NYSE Arca, Inc.
• YieldMax SMCI Option Income Strategy ETF	| SMCY	| NYSE Arca, Inc.
• YieldMax SNOW Option Income Strategy ETF	| SNOY	| NYSE Arca, Inc.
• YieldMax TSLA Option Income Strategy ETF	| TSLY	| NYSE Arca, Inc.
• YieldMax TSM Option Income Strategy ETF	| TSMY	| NYSE Arca, Inc.
• YieldMax Ultra Option Income Strategy ETF	| ULTY	| NYSE Arca, Inc.
• YieldMax Ultra Short Option Income Strategy ETF	| SLTY	| NYSE Arca, Inc.
• YieldMax Universe Fund of Option Income ETFs	| YMAX	| NYSE Arca, Inc.
• YieldMax XOM Option Income Strategy ETF	| XOMO	| NYSE Arca, Inc.
• YieldMax XYZ Option Income Strategy ETF	| XYZY	| NYSE Arca, Inc.
(Formerly: YieldMax SQ Option Income Strategy ETF)

YieldMax ETFs

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax AAPL Option Income Strategy ETF

  Schedule of Investments

  October 31, 2025

U.S. TREASURY SECURITIES - 19.4%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$30,129,000	$30,125,792
TOTAL U.S. TREASURY SECURITIES (Cost $30,091,894)			30,125,792

PURCHASED OPTIONS - 7.6%	Notional Amount	Contracts
Call Options - 7.6%
Apple, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $282.50	$153,570,160	5,680	221,520
Expiration: 11/07/2025; Exercise Price: $292.50	2,027,775	75	825
Expiration: 12/19/2025; Exercise Price: $255.00	155,597,935	5,755	11,567,550
TOTAL PURCHASED OPTIONS (Cost $8,356,211)			11,789,895

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 60.3%		Principal
4.17%, 11/06/2025 (a)(f)		$8,253,000	8,250,390
3.99%, 02/19/2026 (f)		15,030,000	14,861,567
3.77%, 04/09/2026 (a)(f)		24,337,000	23,943,234
4.04%, 07/09/2026 (f)		23,739,000	23,155,670
3.83%, 08/06/2026 (f)		24,301,000	23,632,621
TOTAL U.S. TREASURY BILLS (Cost $93,746,561)			93,843,482

MONEY MARKET FUNDS - 3.0%		Shares
First American Government Obligations Fund - Class X, 4.03% (a)(g)		4,589,865	4,589,865
TOTAL MONEY MARKET FUNDS (Cost $4,589,865)			4,589,865

TOTAL INVESTMENTS - 90.3% (Cost $136,784,531)			$140,349,034
Other Assets in Excess of Liabilities - 9.7%			15,013,626
TOTAL NET ASSETS - 100.0%			$155,362,660

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $51,675,350.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax AAPL Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (1.9)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Apple, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $275.00	$(153,570,160)	(5,680)	$(937,200)
Expiration: 11/07/2025; Exercise Price: $280.00	(2,027,775)	(75)	(4,800)
Total Call Options			(942,000)

Put Options - (1.3)%
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.01 (a)(b)	(155,597,935)	(5,755)	(1,989,138)
TOTAL WRITTEN OPTIONS (Premiums received $6,650,879)			$(2,931,138)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax ABNB Option Income Strategy ETF

    Schedule of Investments

    October 31, 2025

U.S. TREASURY SECURITIES - 19.7%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$6,107,000	$6,106,350
TOTAL U.S. TREASURY SECURITIES (Cost $6,102,212)			6,106,350

PURCHASED OPTIONS - 7.3%	Notional Amount	Contracts
Call Options - 7.3%
Airbnb, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $134.00	$31,268,034	2,471	605,395
Expiration: 12/19/2025; Exercise Price: $130.00	31,268,034	2,471	1,637,037
TOTAL PURCHASED OPTIONS (Cost $2,093,532)			2,242,432

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 74.4%		Principal
4.19%, 11/06/2025 (f)		$1,867,000	1,866,410
3.99%, 02/19/2026 (f)		8,135,000	8,043,835
3.77%, 04/09/2026 (f)		1,879,000	1,848,599
4.02%, 07/09/2026 (a)(f)		8,280,000	8,076,538
3.83%, 08/06/2026 (f)		3,312,000	3,220,906
TOTAL U.S. TREASURY BILLS (Cost $23,027,986)			23,056,288

MONEY MARKET FUNDS - 2.1%		Shares
First American Government Obligations Fund - Class X, 4.03% (a)(g)		659,371	659,371
TOTAL MONEY MARKET FUNDS (Cost $659,371)			659,371

TOTAL INVESTMENTS - 103.5% (Cost $31,883,101)			$32,064,441

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Liabilities in Excess of Other Assets - (3.5)%	(1,076,234)
TOTAL NET ASSETS - 100.0%	$30,988,207

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $1,975,321.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax ABNB Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (11.3)%	Notional Amount	Contracts	Value
Call Options - (4.1)%
Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $129.00 (a)(b)	$(31,268,034)	(2,471)	$(1,266,388)

Put Options - (7.2)%
Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.01 (a)(b)	(31,268,034)	(2,471)	(2,220,328)
TOTAL WRITTEN OPTIONS (Premiums received $4,383,083)			$(3,486,716)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax AI Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 7.0%	Notional Amount	Contracts	Value
Call Options - 7.0%
C3.ai, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $18.50	$17,580,000	10,000	$260,000
Expiration: 11/07/2025; Exercise Price: $19.50	46,938,600	26,700	320,400
Expiration: 11/07/2025; Exercise Price: $20.00	20,049,990	11,405	96,943
Expiration: 11/21/2025; Exercise Price: $17.50	84,568,590	48,105	5,267,497
TOTAL PURCHASED OPTIONS (Cost $8,879,513)			5,944,840

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 94.9%		Principal
4.22%, 11/06/2025 (e)		$10,669,000	10,665,626
4.03%, 02/19/2026 (e)(f)		16,185,000	16,003,623
3.76%, 04/09/2026 (e)(f)		11,008,000	10,829,894
3.97%, 07/09/2026 (e)(f)		27,687,000	27,006,656
3.76%, 08/06/2026 (e)		16,220,000	15,773,882
TOTAL U.S. TREASURY BILLS (Cost $80,198,414)			80,279,681

MONEY MARKET FUNDS - 2.9%		Shares
First American Government Obligations Fund - Class X, 4.03% (a)(g)		2,443,372	2,443,372
TOTAL MONEY MARKET FUNDS (Cost $2,443,372)			2,443,372

TOTAL INVESTMENTS - 104.8% (Cost $91,521,299)			$88,667,893
Liabilities in Excess of Other Assets - (4.8)%			(4,098,320)
TOTAL NET ASSETS - 100.0%			$84,569,573

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of security has been pledged to the broker in connection with options as of October 31, 2025. The total value of securities segregated as collateral is $21,489,071.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

  YieldMax AI Option Income Strategy ETF

    Schedule of Written Options

    October 31, 2025

WRITTEN OPTIONS - (8.1)%	Notional Amount	Contracts	Value
Call Options - (2.6)%
C3.ai, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $17.50	$(17,580,000)	(10,000)	$(615,000)
Expiration: 11/07/2025; Exercise Price: $18.00	(66,988,590)	(38,105)	(1,562,305)
Total Call Options			(2,177,305)

Put Options - (5.5)%
C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.51 (a)(b)	(84,568,590)	(48,105)	(4,682,093)
TOTAL WRITTEN OPTIONS (Premiums received $9,327,962)			$(6,859,398)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

  YieldMax AMD Option Income Strategy ETF

    Schedule of Investments

    October 31, 2025

U.S. TREASURY SECURITIES - 10.4%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$24,192,000	$24,189,424
TOTAL U.S. TREASURY SECURITIES (Cost $24,151,791)			24,189,424

PURCHASED OPTIONS - 7.0%	Notional Amount	Contracts
Call Options - 7.0%
Advanced Micro Devices, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $285.00	$67,743,740	2,645	777,630
Expiration: 11/07/2025; Exercise Price: $295.00	155,208,720	6,060	1,048,380
Expiration: 11/07/2025; Exercise Price: $305.00	7,683,600	300	32,100
Expiration: 11/21/2025; Exercise Price: $260.00	230,636,060	9,005	14,227,900
TOTAL PURCHASED OPTIONS (Cost $20,107,555)			16,086,010

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 34.3%		Principal
4.20%, 11/06/2025 (a)(f)		$15,614,000	15,609,062
4.02%, 02/19/2026 (a)(f)		25,468,000	25,182,593
3.77%, 04/09/2026 (f)		5,149,000	5,065,691
3.99%, 07/09/2026 (a)(f)		29,475,000	28,750,721
3.67%, 08/06/2026 (f)		5,204,000	5,060,868
TOTAL U.S. TREASURY BILLS (Cost $79,582,003)			79,668,935

MONEY MARKET FUNDS - 2.9%		Shares
First American Government Obligations Fund - Class X, 4.03% (a)(g)		6,659,678	6,659,678
TOTAL MONEY MARKET FUNDS (Cost $6,659,678)			6,659,678

TOTAL INVESTMENTS - 54.6% (Cost $130,501,027)			$126,604,047

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Other Assets in Excess of Liabilities - 45.4%	105,430,674
TOTAL NET ASSETS - 100.0%	$232,034,721

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $88,669,332.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax AMD Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (9.6)%	Notional Amount	Contracts	Value
Call Options - (2.2)%
Advanced Micro Devices, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $267.50	$(67,743,740)	(2,645)	$(1,871,338)
Expiration: 11/07/2025; Exercise Price: $272.50	(76,836,000)	(3,000)	(1,657,500)
Expiration: 11/07/2025; Exercise Price: $275.00	(78,372,720)	(3,060)	(1,499,400)
Expiration: 11/07/2025; Exercise Price: $277.50	(7,683,600)	(300)	(129,750)
Total Call Options			(5,157,988)

Put Options - (7.4)%
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.01 (a)(b)	(230,636,060)	(9,005)	(17,226,524)
TOTAL WRITTEN OPTIONS (Premiums received $21,096,220)			$(22,384,512)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax AMZN Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 20.7%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$64,615,000	$64,608,120
TOTAL U.S. TREASURY SECURITIES (Cost $64,524,966)			64,608,120

PURCHASED OPTIONS - 10.7%	Notional Amount	Contracts
Call Options - 10.7%
Amazon.com, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $260.00	$311,258,390	12,745	662,740
Expiration: 11/21/2025; Exercise Price: $220.00	311,258,390	12,745	32,722,788
TOTAL PURCHASED OPTIONS (Cost $30,060,342)			33,385,528

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 69.4%		Principal
4.22%, 11/06/2025 (a)(f)		$18,650,000	18,644,102
4.00%, 02/19/2026 (a)(f)		47,745,000	47,209,946
3.76%, 04/09/2026 (a)(f)		29,994,000	29,508,705
4.00%, 07/09/2026 (a)(f)		63,185,000	61,632,376
3.80%, 08/06/2026 (a)(f)		60,930,000	59,254,171
TOTAL U.S. TREASURY BILLS (Cost $216,018,163)			216,249,300

MONEY MARKET FUNDS - 2.9%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		9,058,624	9,058,624
TOTAL MONEY MARKET FUNDS (Cost $9,058,624)			9,058,624

TOTAL INVESTMENTS - 103.7% (Cost $319,662,095)			$323,301,572
Liabilities in Excess of Other Assets - (3.7)%			(11,662,284)
TOTAL NET ASSETS - 100.0%			$311,639,288

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $17,023,429.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax AMZN Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (1.1)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $252.50 (a)(b)	$(311,258,390)	(12,745)	$(1,899,005)

Put Options - (0.5)%
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01 (a)(b)	(311,258,390)	(12,745)	(1,459,584)
TOTAL WRITTEN OPTIONS (Premiums received $11,954,503)			$(3,358,589)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax BABA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 18.4%	Notional Amount	Contracts	Value
Call Options - 18.4%
Alibaba Group Holding Ltd. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $182.50	$17,043,000	1,000	$75,500
Expiration: 11/07/2025; Exercise Price: $185.00	17,043,000	1,000	55,000
Expiration: 11/07/2025; Exercise Price: $190.00	24,797,565	1,455	43,650
Expiration: 11/21/2025; Exercise Price: $140.00	58,883,565	3,455	10,796,875
TOTAL PURCHASED OPTIONS (Cost $5,244,789)			10,971,025

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 78.6%		Principal
4.19%, 11/06/2025 (e)		$3,281,000	3,279,962
3.86%, 02/19/2026 (e)		9,334,000	9,229,399
3.77%, 04/09/2026 (e)		5,178,000	5,094,221
3.92%, 07/09/2026 (e)(f)		17,514,000	17,083,634
3.76%, 08/06/2026 (e)		12,602,000	12,255,393
TOTAL U.S. TREASURY BILLS (Cost $46,900,932)			46,942,609

MONEY MARKET FUNDS - 2.3%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		1,402,373	1,402,373
TOTAL MONEY MARKET FUNDS (Cost $1,402,373)			1,402,373

TOTAL INVESTMENTS - 99.3% (Cost $53,548,094)			$59,316,007
Other Assets in Excess of Liabilities - 0.7%			392,931
TOTAL NET ASSETS - 100.0%			$59,708,938

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $1,950,855.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax BABA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
Alibaba Group Holding Ltd. (a)(b)
Expiration: 11/07/2025; Exercise Price: $175.00	$(34,086,000)	(2,000)	$(433,000)
Expiration: 11/07/2025; Exercise Price: $180.00	(24,797,565)	(1,455)	(154,230)
Total Call Options			(587,230)

Put Options - (0.3)%
Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.01 (a)(b)	(58,883,565)	(3,455)	(173,489)
TOTAL WRITTEN OPTIONS (Premiums received $3,502,906)			$(760,719)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 13.3%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$14,702,000	$14,700,434
TOTAL U.S. TREASURY SECURITIES (Cost $14,676,772)			14,700,434

PURCHASED OPTIONS - 3.3%	Notional Amount	Contracts
Call Options - 3.3%
iShares Bitcoin Trust ETF (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $64.50	$37,380,000	6,000	324,000
Expiration: 11/07/2025; Exercise Price: $65.00	37,380,000	6,000	264,000
Expiration: 11/07/2025; Exercise Price: $65.50	31,586,100	5,070	182,520
Expiration: 11/07/2025; Exercise Price: $66.00	6,230,000	1,000	29,000
Expiration: 11/21/2025; Exercise Price: $65.00	112,576,100	18,070	2,791,815
TOTAL PURCHASED OPTIONS (Cost $9,906,476)			3,591,335

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 60.6%	Principal
4.17%, 11/06/2025 (a)(f)	$11,069,000	11,065,500
3.92%, 02/19/2026 (a)(f)	13,737,000	13,583,056
3.77%, 04/09/2026 (a)(f)	10,651,000	10,478,670
3.93%, 07/09/2026 (a)(f)	22,721,000	22,162,684
3.71%, 08/06/2026 (a)(f)	9,611,000	9,346,658
TOTAL U.S. TREASURY BILLS (Cost $66,584,135)		66,636,568

MONEY MARKET FUNDS - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	997,823	997,823
TOTAL MONEY MARKET FUNDS (Cost $997,823)		997,823

TOTAL INVESTMENTS - 78.1% (Cost $92,165,206)		$85,926,160
Other Assets in Excess of Liabilities - 21.9%		24,135,695
TOTAL NET ASSETS - 100.0%		$110,061,855

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $81,337,002.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Bitcoin Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (8.8)%	Notional Amount	Contracts	Value
Call Options - (2.1)%
iShares Bitcoin Trust ETF (a)(b)
Expiration: 11/07/2025; Exercise Price: $62.00	$(37,380,000)	(6,000)	$(921,000)
Expiration: 11/07/2025; Exercise Price: $62.50	(37,380,000)	(6,000)	(759,000)
Expiration: 11/07/2025; Exercise Price: $63.00	(37,816,100)	(6,070)	(628,245)
Total Call Options			(2,308,245)

Put Options - (6.7)%
iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.01 (a)(b)	(112,576,100)	(18,070)	(7,338,258)
TOTAL WRITTEN OPTIONS (Premiums received $8,671,180)			$(9,646,503)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax BRK.B Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 3.2%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$1,042,000	$1,041,889
TOTAL U.S. TREASURY SECURITIES (Cost $1,041,681)			1,041,889

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts
Call Options - 1.0%
Berkshire Hathaway, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $487.50	$4,775,400	100	20,600
Expiration: 11/07/2025; Exercise Price: $492.50	9,885,078	207	25,461
Expiration: 11/07/2025; Exercise Price: $495.00	9,550,800	200	15,200
Expiration: 11/07/2025; Exercise Price: $497.50	9,216,522	193	14,861
Expiration: 11/21/2025; Exercise Price: $490.00	33,427,800	700	253,750
TOTAL PURCHASED OPTIONS (Cost $1,196,682)			329,872

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 94.3%		Principal
4.13%, 11/06/2025 (a)(f)		$544,000	543,828
3.96%, 02/19/2026 (a)(f)		9,310,000	9,205,667
3.83%, 07/09/2026 (a)(f)		13,308,000	12,980,987
3.86%, 08/06/2026 (f)		8,576,000	8,340,124
TOTAL U.S. TREASURY BILLS (Cost $31,038,361)			31,070,606

MONEY MARKET FUNDS - 1.2%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		389,780	389,780
TOTAL MONEY MARKET FUNDS (Cost $389,780)			389,780

TOTAL INVESTMENTS - 99.7% (Cost $33,666,504)			$32,832,147
Other Assets in Excess of Liabilities - 0.3%			111,771
TOTAL NET ASSETS - 100.0%			$32,943,918

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $12,984,367.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax BRK.B Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (3.8)%	Notional Amount	Contracts	Value
Call Options - (0.7)%
Berkshire Hathaway, Inc.(a)(b)
Expiration: 11/07/2025; Exercise Price: $480.00	$(4,775,400)	(100)	$(46,250)
Expiration: 11/07/2025; Exercise Price: $482.50	(9,550,800)	(200)	(72,000)
Expiration: 11/07/2025; Exercise Price: $485.00	(19,101,600)	(400)	(105,000)
Total Call Options			(223,250)

Put Options - (3.1)%
Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.01(a)(b)	(33,427,800)	(700)	(1,018,506)
TOTAL WRITTEN OPTIONS (Premiums received $1,149,144)			$(1,241,756)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax COIN Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 10.1%	Notional Amount	Contracts	Value
Call Options - 10.1%
Coinbase Global, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $377.50	$571,362,360	16,620	$4,437,540
Expiration: 11/07/2025; Exercise Price: $382.50	379,017,450	11,025	2,182,950
Expiration: 11/07/2025; Exercise Price: $385.00	76,662,940	2,230	390,250
Expiration: 11/07/2025; Exercise Price: $390.00	240,646,000	7,000	980,000
Expiration: 11/21/2025; Exercise Price: $300.00	598,349,090	17,405	87,416,612
Expiration: 12/19/2025; Exercise Price: $390.00	669,339,660	19,470	32,709,600
TOTAL PURCHASED OPTIONS (Cost $167,446,570)			128,116,952

U.S. TREASURY SECURITIES - 0.1%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)		$1,000,000	999,894
TOTAL U.S. TREASURY SECURITIES (Cost $998,044)			999,894

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 101.1%
4.19%, 11/06/2025 (e)(f)		263,337,000	263,253,725
3.98%, 02/19/2026 (e)(f)		311,543,000	308,051,694
3.77%, 04/09/2026 (e)(f)		91,126,000	89,651,607
3.97%, 07/09/2026 (e)(f)		436,204,000	425,485,303
3.78%, 08/06/2026 (e)(f)		203,524,000	197,926,241
TOTAL U.S. TREASURY BILLS (Cost $1,283,064,573)			1,284,368,570

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	1,013,080	1,013,080
TOTAL MONEY MARKET FUNDS (Cost $1,013,080)		1,013,080

TOTAL INVESTMENTS - 111.4% (Cost $1,452,522,267)		$1,414,498,496
Liabilities in Excess of Other Assets - (11.4)%		(144,310,600)
TOTAL NET ASSETS - 100.0%		$1,270,187,896

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $430,425,302.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax COIN Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (11.6)%	Notional Amount	Contracts	Value
Call Options - (1.7)%
Coinbase Global, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $357.50	$(571,362,360)	(16,620)	$(11,135,400)
Expiration: 11/07/2025; Exercise Price: $362.50	(379,017,450)	(11,025)	(6,063,750)
Expiration: 11/07/2025; Exercise Price: $365.00	(76,662,940)	(2,230)	(1,053,675)
Expiration: 11/07/2025; Exercise Price: $370.00	(240,646,000)	(7,000)	(2,590,000)
Total Call Options			(20,842,825)

Put Options - (9.9)%
Coinbase Global, Inc. (a)(b)
Expiration: 11/21/2025; Exercise Price: $300.01	(598,349,090)	(17,405)	(8,735,993)
Expiration: 12/19/2025; Exercise Price: $390.01	(669,339,660)	(19,470)	(117,310,924)
Total Put Options			(126,046,917)
TOTAL WRITTEN OPTIONS (Premiums received $162,789,431)			$(146,889,742)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax CVNA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 35.2%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$19,068,000	$19,065,970
TOTAL U.S. TREASURY SECURITIES (Cost $19,061,034)			19,065,970

PURCHASED OPTIONS - 10.8%	Notional Amount	Contracts
Call Options - 10.8%
Carvana Co. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $337.50	$38,807,964	1,266	158,250
Expiration: 11/07/2025; Exercise Price: $340.00	3,341,286	109	10,791
Expiration: 11/07/2025; Exercise Price: $350.00	12,261,600	400	13,000
Expiration: 12/19/2025; Exercise Price: $300.00	54,410,850	1,775	5,648,938
TOTAL PURCHASED OPTIONS (Cost $5,519,230)			5,830,979

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 82.6%		Principal
4.17%, 11/06/2025 (a)(f)		$9,191,000	9,188,094
3.98%, 02/19/2026 (a)(f)		13,102,000	12,955,172
3.77%, 04/09/2026 (a)(f)		11,376,000	11,191,939
3.85%, 07/09/2026 (a)(f)		9,323,000	9,093,909
3.83%, 08/06/2026 (a)(f)		2,361,000	2,296,063
TOTAL U.S. TREASURY BILLS (Cost $44,698,767)			44,725,177

MONEY MARKET FUNDS - 6.3%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		3,413,004	3,413,004
TOTAL MONEY MARKET FUNDS (Cost $3,413,004)			3,413,004

TOTAL INVESTMENTS - 134.9% (Cost $72,692,035)			$73,035,130
Liabilities in Excess of Other Assets - (34.9)%			(18,897,501)
TOTAL NET ASSETS - 100.0%			$54,137,629

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $63,791,147.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax CVNA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (9.8)%	Notional Amount	Contracts	Value
Call Options - (1.4)%
Carvana Co. (a)(b)
Expiration: 11/07/2025; Exercise Price: $317.50	$(25,688,052)	(838)	$(471,375)
Expiration: 11/07/2025; Exercise Price: $320.00	(3,341,286)	(109)	(50,685)
Expiration: 11/07/2025; Exercise Price: $322.50	(13,119,912)	(428)	(167,990)
Expiration: 11/07/2025; Exercise Price: $330.00	(12,261,600)	(400)	(98,400)
Total Call Options			(788,450)

Put Options - (8.4)%
Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.01 (a)(b)	(54,410,850)	(1,775)	(4,526,250)
TOTAL WRITTEN OPTIONS (Premiums received $5,904,898)			$(5,314,700)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax DIS Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 9.3%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$3,288,000	$3,287,650
TOTAL U.S. TREASURY SECURITIES (Cost $3,282,927)			3,287,650

PURCHASED OPTIONS - 2.4%	Notional Amount	Contracts
Call Options - 2.4%
Walt Disney Co. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $115.00	$7,038,750	625	43,750
Expiration: 11/07/2025; Exercise Price: $116.00	11,262,000	1,000	47,000
Expiration: 11/07/2025; Exercise Price: $117.00	16,667,760	1,480	56,980
Expiration: 11/21/2025; Exercise Price: $120.00	34,968,510	3,105	683,100
TOTAL PURCHASED OPTIONS (Cost $858,597)			830,830

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 92.8%		Principal
4.19%, 11/06/2025 (a)(f)		$4,223,000	4,221,665
3.98%, 02/19/2026 (a)(f)		11,194,000	11,068,554
3.77%, 04/09/2026 (a)(f)		1,067,000	1,049,736
3.98%, 07/09/2026 (a)(f)		8,332,000	8,127,261
3.83%, 08/06/2026 (a)(f)		8,411,000	8,179,662
TOTAL U.S. TREASURY BILLS (Cost $32,613,251)			32,646,878

MONEY MARKET FUNDS - 2.9%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		1,036,262	1,036,262
TOTAL MONEY MARKET FUNDS (Cost $1,036,262)			1,036,262

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

TOTAL INVESTMENTS - 107.4% (Cost $37,791,037)	$37,801,620
Liabilities in Excess of Other Assets - (7.4)%	(2,606,312)
TOTAL NET ASSETS - 100.0%	$35,195,308

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $35,934,528.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax DIS Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (9.1)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
Walt Disney Co. (a)(b)
Expiration: 11/07/2025; Exercise Price: $113.00	$(18,300,750)	(1,625)	$(231,563)
Expiration: 11/07/2025; Exercise Price: $114.00	(16,667,760)	(1,480)	(149,480)
Total Call Options			(381,043)

Put Options - (8.0)%
Walt Disney Co., Expiration: 11/21/2025; Exercise Price: $120.01 (a)(b)	(34,968,510)	(3,105)	(2,834,954)
TOTAL WRITTEN OPTIONS (Premiums received $3,256,818)			$(3,215,997)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax DKNG Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 8.0%	Notional Amount	Contracts	Value
Call Options - 8.0%
DraftKings, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $34.50	$5,077,940	1,660	$78,850
Expiration: 11/07/2025; Exercise Price: $35.00	12,343,065	4,035	177,540
Expiration: 11/07/2025; Exercise Price: $35.50	3,059,000	1,000	41,000
Expiration: 11/07/2025; Exercise Price: $36.00	8,412,250	2,750	89,375
Expiration: 11/21/2025; Exercise Price: $31.00	28,892,255	9,445	1,926,780
TOTAL PURCHASED OPTIONS (Cost $2,602,410)			2,313,545

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 125.4%	Principal
4.24%, 11/06/2025 (e)(f)	$250,000	249,921
3.78%, 02/19/2026 (e)(f)	8,437,000	8,342,451
3.74%, 04/09/2026 (e)	892,000	877,567
3.65%, 07/09/2026 (e)(f)	14,076,000	13,730,115
3.63%, 08/06/2026 (e)(f)	13,283,000	12,917,662
TOTAL U.S. TREASURY BILLS (Cost $36,120,405)		36,117,716

MONEY MARKET FUNDS - 7.3%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	2,093,321	2,093,321
TOTAL MONEY MARKET FUNDS (Cost $2,093,321)		2,093,321

TOTAL INVESTMENTS - 140.7% (Cost $40,816,136)		$40,524,582
Liabilities in Excess of Other Assets - (40.7)%		(11,716,368)
TOTAL NET ASSETS - 100.0%		$28,808,214

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $31,807,077.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax DKNG Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (10.9)%	Notional Amount	Contracts	Value
Call Options - (3.1)%
DraftKings, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $32.00	$(17,421,005)	(5,695)	$(589,433)
Expiration: 11/07/2025; Exercise Price: $32.50	(3,059,000)	(1,000)	(93,500)
Expiration: 11/07/2025; Exercise Price: $33.00	(3,823,750)	(1,250)	(98,750)
Expiration: 11/07/2025; Exercise Price: $33.50	(4,588,500)	(1,500)	(96,750)
Total Call Options			(878,433)

Put Options - (7.8)%
DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.01 (a)(b)	(28,892,255)	(9,445)	(2,253,797)
TOTAL WRITTEN OPTIONS (Premiums received $2,870,700)			$(3,132,230)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 8.3%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026		$15,470,000	$15,468,353
TOTAL U.S. TREASURY SECURITIES (Cost $15,457,500)			15,468,353

PURCHASED OPTIONS - 2.4%	Notional Amount	Contracts
Call Options - 2.4%
VanEck Gold Miners ETF (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $76.50	$75,663,000	10,500	257,250
Expiration: 11/07/2025; Exercise Price: $77.00	35,633,670	4,945	84,065
Expiration: 11/07/2025; Exercise Price: $77.50	53,684,700	7,450	89,400
Expiration: 11/07/2025; Exercise Price: $78.50	21,618,000	3,000	25,500
Expiration: 11/21/2025; Exercise Price: $75.00	186,599,370	25,895	4,091,410
TOTAL PURCHASED OPTIONS (Cost $13,981,904)			4,547,625

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 92.9%		Principal
4.19%, 11/06/2025 (f)		$13,864,000	13,859,616
3.86%, 02/19/2026 (f)		35,414,000	35,017,133
3.76%, 04/09/2026 (f)		29,099,000	28,628,186
3.74%, 07/09/2026 (a)(f)		49,365,000	48,151,970
3.68%, 08/06/2026 (a)(f)		49,352,000	47,994,614
TOTAL U.S. TREASURY BILLS (Cost $173,601,822)			173,651,519

MONEY MARKET FUNDS - 1.3%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		2,493,016	2,493,016
TOTAL MONEY MARKET FUNDS (Cost $2,493,016)			2,493,016

TOTAL INVESTMENTS - 104.9% (Cost $205,534,242)			$196,160,513
Liabilities in Excess of Other Assets - (4.9)%			(9,185,651)
TOTAL NET ASSETS - 100.0%			$186,974,862

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $20,450,480.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax Gold Miners Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (7.0)%	Notional Amount	Contracts	Value
Call Options - (0.9)%
VanEck Gold Miners ETF (a)(b)
Expiration: 11/07/2025; Exercise Price: $73.50	$(75,663,000)	(10,500)	$(855,750)
Expiration: 11/07/2025; Exercise Price: $74.00	(35,633,670)	(4,945)	(323,897)
Expiration: 11/07/2025; Exercise Price: $74.50	(53,684,700)	(7,450)	(391,125)
Expiration: 11/07/2025; Exercise Price: $75.00	(21,618,000)	(3,000)	(129,000)
Total Call Options			(1,699,772)

Put Options - (6.1)%
VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.01 (a)(b)	(186,599,370)	(25,895)	(11,334,656)
TOTAL WRITTEN OPTIONS (Premiums received $11,140,576)			$(13,034,428)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 22.1%	Notional Amount	Contracts	Value
Call Options - 22.1%
Alphabet, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $300.00	$43,022,070	1,530	$75,735
Expiration: 11/07/2025; Exercise Price: $305.00	78,733,200	2,800	79,800
Expiration: 11/07/2025; Exercise Price: $307.50	71,562,855	2,545	57,263
Expiration: 11/21/2025; Exercise Price: $220.00	193,318,125	6,875	42,556,250
TOTAL PURCHASED OPTIONS (Cost $15,096,997)			42,769,048

U.S. TREASURY SECURITIES - 7.4%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)		$14,387,000	14,385,468
TOTAL U.S. TREASURY SECURITIES (Cost $14,360,123)			14,385,468

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 70.8%
4.16%, 11/06/2025 (e)(f)		20,409,000	20,402,546
3.90%, 02/19/2026 (e)(f)		19,440,000	19,222,146
3.76%, 04/09/2026 (e)(f)		26,735,000	26,302,435
3.91%, 07/09/2026 (e)(f)		38,138,000	37,200,847
3.76%, 08/06/2026 (e)(f)		35,240,000	34,270,753
TOTAL U.S. TREASURY BILLS (Cost $137,301,136)			137,398,727

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	135,799	135,799
TOTAL MONEY MARKET FUNDS (Cost $135,799)		135,799

TOTAL INVESTMENTS - 100.4% (Cost $166,894,055)		$194,689,042
Liabilities in Excess of Other Assets - (0.4)%		(679,513)
TOTAL NET ASSETS - 100.0%		$194,009,529

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $151,784,195.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax GOOGL Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
Alphabet, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $290.00	$(43,022,070)	(1,530)	$(265,455)
Expiration: 11/07/2025; Exercise Price: $292.50	(36,554,700)	(1,300)	(161,200)
Expiration: 11/07/2025; Exercise Price: $295.00	(42,178,500)	(1,500)	(124,500)
Expiration: 11/07/2025; Exercise Price: $297.50	(71,562,855)	(2,545)	(169,242)
Total Call Options			(720,397)

Put Options - (0.1)%
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.01 (a)(b)	(193,318,125)	(6,875)	(189,593)
TOTAL WRITTEN OPTIONS (Premiums received $7,431,236)			$(909,990)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax HOOD Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 12.0%	Notional Amount	Contracts	Value
Call Options - 12.0%
Robinhood Markets, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $165.00	$44,034,000	3,000	$577,500
Expiration: 11/07/2025; Exercise Price: $170.00	75,298,140	5,130	661,770
Expiration: 11/07/2025; Exercise Price: $172.50	88,068,000	6,000	630,000
Expiration: 11/07/2025; Exercise Price: $175.00	44,034,000	3,000	256,500
Expiration: 12/19/2025; Exercise Price: $145.00	251,434,140	17,130	28,007,550
TOTAL PURCHASED OPTIONS (Cost $31,741,042)			30,133,320

U.S. TREASURY SECURITIES - 7.4%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)		$18,376,000	18,374,043
TOTAL U.S. TREASURY SECURITIES (Cost $18,369,291)			18,374,043

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 52.2%
4.21%, 11/06/2025 (e)(f)		37,124,000	37,112,260
4.04%, 02/19/2026 (e)(f)		37,259,000	36,841,457
3.76%, 04/09/2026 (e)(f)		5,279,000	5,193,587
4.04%, 07/09/2026 (e)(f)		35,496,000	34,623,769
3.69%, 08/06/2026 (f)		17,477,000	16,996,310
TOTAL U.S. TREASURY BILLS (Cost $130,636,891)			130,767,383

MONEY MARKET FUNDS - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		3,696,660	3,696,660
TOTAL MONEY MARKET FUNDS (Cost $3,696,660)			3,696,660

TOTAL INVESTMENTS - 73.1% (Cost $184,443,884)			$182,971,406
Other Assets in Excess of Liabilities - 26.9%			67,494,416
TOTAL NET ASSETS - 100.0%			$250,465,822

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $114,555,675.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	21

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax HOOD Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (11.9)%	Notional Amount	Contracts	Value
Call Options - (2.5)%
Robinhood Markets, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $150.00	$(44,034,000)	(3,000)	$(1,800,000)
Expiration: 11/07/2025; Exercise Price: $157.50	(75,298,140)	(5,130)	(1,833,975)
Expiration: 11/07/2025; Exercise Price: $160.00	(132,102,000)	(9,000)	(2,569,500)
Total Call Options			(6,203,475)

Put Options - (9.4)%
Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.01 (a)(b)	(251,434,140)	(17,130)	(23,525,902)
TOTAL WRITTEN OPTIONS (Premiums received $36,380,708)			$(29,729,377)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax Innovation Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 17.3%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$15,856,000	$15,854,312
TOTAL U.S. TREASURY SECURITIES (Cost $15,846,438)			15,854,312

PURCHASED OPTIONS - 11.7%	Notional Amount	Contracts
Call Options - 11.7%
ARK Innovation ETF (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $91.00	$13,347,000	1,500	140,250
Expiration: 11/07/2025; Exercise Price: $93.00	34,034,850	3,825	225,675
Expiration: 11/07/2025; Exercise Price: $94.00	44,267,550	4,975	208,950
Expiration: 11/21/2025; Exercise Price: $80.00	91,649,400	10,300	10,171,250
TOTAL PURCHASED OPTIONS (Cost $5,541,443)			10,746,125

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 67.1%		Principal
4.20%, 11/06/2025 (f)		$9,840,000	9,836,888
4.00%, 02/19/2026 (f)		7,894,000	7,805,536
3.76%, 04/09/2026 (a)(f)		14,695,000	14,457,239
3.96%, 07/09/2026 (a)(f)		14,100,000	13,753,525
3.82%, 08/06/2026 (a)(f)		16,094,000	15,651,348
TOTAL U.S. TREASURY BILLS (Cost $61,451,758)			61,504,536

MONEY MARKET FUNDS - 5.3%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		4,859,426	4,859,426
TOTAL MONEY MARKET FUNDS (Cost $4,859,426)			4,859,426

The accompanying notes are an integral part of these financial statements.	22

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

TOTAL INVESTMENTS - 101.4% (Cost $87,699,065)	$92,964,399
Liabilities in Excess of Other Assets - (1.4)%	(1,280,463)
TOTAL NET ASSETS - 100.0%	$91,683,936

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $22,463,552.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Innovation Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (3.0)%	Notional Amount	Contracts	Value
Call Options - (1.9)%
ARK Innovation ETF (a)(b)
Expiration: 11/07/2025; Exercise Price: $88.00	$(13,347,000)	(1,500)	$(366,000)
Expiration: 11/07/2025; Exercise Price: $89.00	(34,034,850)	(3,825)	(694,237)
Expiration: 11/07/2025; Exercise Price: $90.00	(44,267,550)	(4,975)	(664,163)
Total Call Options			(1,724,400)

Put Options - (1.1)%
ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.01 (a)(b)	(91,649,400)	(10,300)	(1,034,141)
TOTAL WRITTEN OPTIONS (Premiums received $6,316,234)			$(2,758,541)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	23

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax JPM Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 14.6%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$8,882,000	$8,881,054
TOTAL U.S. TREASURY SECURITIES (Cost $8,870,045)			8,881,054

PURCHASED OPTIONS - 7.8%	Notional Amount	Contracts
Call Options - 7.8%
JPMorgan Chase & Co. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $320.00	$23,334,000	750	72,375
Expiration: 11/07/2025; Exercise Price: $325.00	38,112,200	1,225	51,450
Expiration: 11/21/2025; Exercise Price: $290.00	61,446,200	1,975	4,651,125
Total Call Options			4,774,950

Put Options - 0.0% (f)
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01 (c)(d)(e)	1,555,600	50	6,860
TOTAL PURCHASED OPTIONS (Cost $3,911,505)			4,781,810

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 60.8%		Principal
4.19%, 11/06/2025 (g)		$2,713,000	2,712,142
4.00%, 02/19/2026 (a)(g)		7,075,000	6,995,714
3.77%, 04/09/2026 (a)(g)		6,797,000	6,687,027
4.02%, 07/09/2026 (a)(g)		11,067,000	10,795,054
3.83%, 08/06/2026 (a)(g)		10,133,000	9,854,300
TOTAL U.S. TREASURY BILLS (Cost $37,002,317)			37,044,237

MONEY MARKET FUNDS - 1.6%		Shares
First American Government Obligations Fund - Class X, 4.03% (h)		985,655	985,655
TOTAL MONEY MARKET FUNDS (Cost $985,655)			985,655

TOTAL INVESTMENTS - 84.8% (Cost $50,769,522)			$51,692,756
Other Assets in Excess of Liabilities - 15.2%			9,232,607
TOTAL NET ASSETS - 100.0%			$60,925,363

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $39,188,782.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	Represents less than 0.05% of net assets.

(g)	The rate shown is the annualized yield as of October 31, 2025.

(h)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	24

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax JPM Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
JPMorgan Chase & Co. (a)(b)
Expiration: 11/07/2025; Exercise Price: $315.00	$(23,334,000)	(750)	$(174,750)
Expiration: 11/07/2025; Exercise Price: $317.50	(38,112,200)	(1,225)	(186,812)
Total Call Options			(361,562)

Put Options - (0.4)%
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01 (a)(b)	(63,001,800)	(2,025)	(277,839)
TOTAL WRITTEN OPTIONS (Premiums received $2,391,799)			$(639,401)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax Magnificent 7 Fund of Option Income ETFs

Schedule of Investments

October 31, 2025

EXCHANGE TRADED FUNDS - 83.9%		Shares		Value
YieldMax AAPL Option Income Strategy ETF (a)		4,775,439		$65,662,286
YieldMax GOOGL Option Income Strategy ETF (a)		4,744,592		69,081,259
YieldMax META Option Income Strategy ETF (a)		4,318,341		58,686,254
YieldMax MSFT Option Income Strategy ETF (a)		3,831,457		65,786,117
YieldMax NVDA Option Income Strategy ETF (a)		4,181,589		69,999,800
YieldMax TSLA Option Income Strategy ETF (a)		1,565,891	(f)	66,628,641
TOTAL EXCHANGE TRADED FUNDS (Cost $384,936,102)				395,844,357

PURCHASED OPTIONS - 1.7%	Notional Amount	Contracts
Call Options - 1.7%
Amazon.com, Inc. (b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $260.00	$37,609,880	1,540		80,080
Expiration: 11/07/2025; Exercise Price: $262.50	36,022,450	1,475		54,575
Expiration: 11/21/2025; Exercise Price: $220.00	73,632,330	3,015		7,741,012
TOTAL PURCHASED OPTIONS (Cost $3,919,956)				7,875,667

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 12.0%		Shares
First American Government Obligations Fund - Class X, 4.03% (e)		56,837,628		56,837,628
TOTAL MONEY MARKET FUNDS (Cost $56,837,628)				56,837,628

TOTAL INVESTMENTS - 97.6% (Cost $445,693,686)				$460,557,652
Other Assets in Excess of Liabilities - 2.4%				11,282,250
TOTAL NET ASSETS - 100.0%				$471,839,902

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	25

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

(a)	Affiliated security as defined by the Investment Company Act of 1940. See Note 7.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(f)	The number of shares held has been retroactively adjusted to reflect reverse stock splits of affiliated issuers. These adjustments had no impact on the Fund’s total cost, market value, or net assets. See Note 12.

YieldMax Magnificent 7 Fund of Option Income ETFs

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Amazon.com, Inc.(a)(b)
Expiration: 11/07/2025; Exercise Price: $250.00	$(37,609,880)	(1,540)	$(334,950)
Expiration: 11/07/2025; Exercise Price: $255.00	(36,022,450)	(1,475)	(157,825)
Total Call Options			(492,775)

Put Options - (0.1)%
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01(a)(b)	(73,632,330)	(3,015)	(345,284)
TOTAL WRITTEN OPTIONS (Premiums received $4,005,213)			$(838,059)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax MARA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 8.8%	Notional Amount	Contracts	Value
Call Options - 8.8%
MARA Holdings, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $18.00	$48,232,800	26,400	$2,943,600
Expiration: 11/07/2025; Exercise Price: $21.50	32,164,335	17,605	554,558
Expiration: 11/07/2025; Exercise Price: $22.00	27,405,000	15,000	420,000
Expiration: 11/07/2025; Exercise Price: $22.50	36,905,400	20,200	555,500
Expiration: 11/21/2025; Exercise Price: $19.00	48,241,935	26,405	4,039,965
TOTAL PURCHASED OPTIONS (Cost $8,341,747)			8,513,623

The accompanying notes are an integral part of these financial statements.	26

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 96.7%	Principal
4.20%, 11/06/2025 (e)(f)	$3,394,000	3,392,927
4.00%, 02/19/2026 (e)(f)	46,175,000	45,657,540
3.93%, 07/09/2026 (e)(f)	36,949,000	36,041,064
3.69%, 08/06/2026 (e)(f)	7,873,000	7,656,459
TOTAL U.S. TREASURY BILLS (Cost $92,648,621)		92,747,990

MONEY MARKET FUNDS - 5.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	5,024,825	5,024,825
TOTAL MONEY MARKET FUNDS (Cost $5,024,825)		5,024,825

TOTAL INVESTMENTS - 110.7% (Cost $106,015,193)		$106,286,438
Liabilities in Excess of Other Assets - (10.7)%		(10,313,039)
TOTAL NET ASSETS - 100.0%		$95,973,399

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $25,323,066.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax MARA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (12.3)%	Notional Amount	Contracts	Value
Call Options - (3.7)%
MARA Holdings, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $19.00	$(59,569,335)	(32,605)	$(2,363,862)
Expiration: 11/07/2025; Exercise Price: $19.50	(36,905,400)	(20,200)	(1,181,700)
Total Call Options			(3,545,562)

Put Options - (8.6)%
MARA Holdings, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $18.01	(48,232,800)	(26,400)	(2,376,000)
Expiration: 11/21/2025; Exercise Price: $19.01	(48,241,935)	(26,405)	(5,844,961)
Total Put Options			(8,220,961)
TOTAL WRITTEN OPTIONS (Premiums received $11,411,930)			$(11,766,523)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	27

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax META Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 20.5%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$31,762,000	$31,758,618
TOTAL U.S. TREASURY SECURITIES (Cost $31,719,504)			31,758,618

PURCHASED OPTIONS - 0.9%	Notional Amount	Contracts
Call Options - 0.9%
Meta Platforms, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $690.00	$51,868,000	800	236,800
Expiration: 11/07/2025; Exercise Price: $700.00	73,458,055	1,133	258,891
Expiration: 11/07/2025; Exercise Price: $705.00	22,692,250	350	74,550
Expiration: 11/07/2025; Exercise Price: $715.00	4,343,945	67	11,859
Expiration: 11/21/2025; Exercise Price: $740.00	152,362,250	2,350	893,000
TOTAL PURCHASED OPTIONS (Cost $11,940,265)			1,475,100

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 72.0%		Principal
4.20%, 11/06/2025 (f)		$13,087,000	13,082,862
4.00%, 02/19/2026 (a)(f)		23,607,000	23,342,448
3.77%, 04/09/2026 (a)(f)		14,043,000	13,815,788
4.06%, 07/09/2026 (a)(f)		29,410,000	28,687,318
3.83%, 08/06/2026 (a)(f)		33,504,000	32,582,500
TOTAL U.S. TREASURY BILLS (Cost $111,382,129)			111,510,916

MONEY MARKET FUNDS - 1.6%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		2,473,809	2,473,809
TOTAL MONEY MARKET FUNDS (Cost $2,473,809)			2,473,809

TOTAL INVESTMENTS - 95.0% (Cost $157,515,707)			$147,218,443
Other Assets in Excess of Liabilities - 5.0%			7,729,533
TOTAL NET ASSETS - 100.0%			$154,947,976

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $120,455,437.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	28

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax META Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (14.9)%	Notional Amount	Contracts	Value
Call Options - (0.7)%
Meta Platforms, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $665.00	$(16,208,750)	(250)	$(183,125)
Expiration: 11/07/2025; Exercise Price: $670.00	(35,659,250)	(550)	(330,000)
Expiration: 11/07/2025; Exercise Price: $680.00	(73,458,055)	(1,133)	(470,195)
Expiration: 11/07/2025; Exercise Price: $685.00	(22,692,250)	(350)	(117,250)
Expiration: 11/07/2025; Exercise Price: $695.00	(4,343,945)	(67)	(17,052)
Total Call Options			(1,117,622)

Put Options - (14.2)%
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.01 (a)(b)	(152,362,250)	(2,350)	(21,949,974)
TOTAL WRITTEN OPTIONS (Premiums received $12,682,142)			$(23,067,596)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MRNA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 15.6%	Notional Amount	Contracts	Value
Call Options - 15.6%
Moderna, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $28.50	$13,580,000	5,000	$575,000
Expiration: 11/07/2025; Exercise Price: $29.00	22,624,280	8,330	841,330
Expiration: 11/07/2025; Exercise Price: $31.00	10,864,000	4,000	240,000
Expiration: 11/07/2025; Exercise Price: $33.00	45,764,600	16,850	581,325
Expiration: 11/21/2025; Exercise Price: $25.00	92,832,880	34,180	12,219,350
TOTAL PURCHASED OPTIONS (Cost $12,757,286)			14,457,005

U.S. TREASURY SECURITIES - 10.5%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026		$9,718,000	9,716,965
TOTAL U.S. TREASURY SECURITIES (Cost $9,703,045)			9,716,965

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 80.7%
4.16%, 11/06/2025 (e)(f)		25,085,000	25,077,068
3.99%, 02/19/2026 (f)		19,231,000	19,015,488
3.77%, 04/09/2026 (f)		5,620,000	5,529,070
3.99%, 07/09/2026 (e)(f)		17,064,000	16,644,692
3.83%, 08/06/2026 (e)(f)		8,626,000	8,388,749
TOTAL U.S. TREASURY BILLS (Cost $74,590,733)			74,655,067

The accompanying notes are an integral part of these financial statements.	29

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 1.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	1,272,956	1,272,956
TOTAL MONEY MARKET FUNDS (Cost $1,272,956)		1,272,956

TOTAL INVESTMENTS - 108.2% (Cost $98,324,020)		$100,101,993
Liabilities in Excess of Other Assets - (8.2)%		(7,628,166)
TOTAL NET ASSETS - 100.0%		$92,473,827

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $13,607,803.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax MRNA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (9.9)%	Notional Amount	Contracts	Value
Call Options - (5.0)%
Moderna, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $26.00	$(13,580,000)	(5,000)	$(1,127,500)
Expiration: 11/07/2025; Exercise Price: $26.50	(22,624,280)	(8,330)	(1,628,515)
Expiration: 11/07/2025; Exercise Price: $28.00	(10,864,000)	(4,000)	(536,000)
Expiration: 11/07/2025; Exercise Price: $29.50	(18,604,600)	(6,850)	(595,950)
Expiration: 11/07/2025; Exercise Price: $30.00	(27,160,000)	(10,000)	(770,000)
Total Call Options			(4,657,965)

Put Options - (4.9)%
Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.01 (a)(b)	(92,832,880)	(34,180)	(4,473,407)
TOTAL WRITTEN OPTIONS (Premiums received $14,663,463)			$(9,131,372)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	30

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax MSFT Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 23.3%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$34,795,000	$34,791,295
TOTAL U.S. TREASURY SECURITIES (Cost $34,750,549)			34,791,295

PURCHASED OPTIONS - 4.3%	Notional Amount	Contracts
Call Options - 4.3%
Microsoft Corp. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $535.00	$51,781,000	1,000	137,500
Expiration: 11/07/2025; Exercise Price: $537.50	48,674,140	940	101,990
Expiration: 11/07/2025; Exercise Price: $540.00	48,156,330	930	77,655
Expiration: 12/19/2025; Exercise Price: $515.00	148,611,470	2,870	6,027,000
TOTAL PURCHASED OPTIONS (Cost $7,339,477)			6,344,145

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 71.5%		Principal
4.18%, 11/06/2025 (a)(f)		$5,007,000	5,005,417
3.96%, 02/19/2026 (a)(f)		15,148,000	14,978,244
3.77%, 04/09/2026 (a)(f)		26,326,000	25,900,053
4.01%, 07/09/2026 (a)(f)		37,093,000	36,181,526
3.79%, 08/06/2026 (a)(f)		25,156,000	24,464,105
TOTAL U.S. TREASURY BILLS (Cost $106,414,672)			106,529,345

MONEY MARKET FUNDS - 3.3%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		4,889,906	4,889,906
TOTAL MONEY MARKET FUNDS (Cost $4,889,906)			4,889,906

TOTAL INVESTMENTS - 102.4% (Cost $153,394,604)			$152,554,691
Liabilities in Excess of Other Assets - (2.4)%			(3,563,701)
TOTAL NET ASSETS - 100.0%			$148,990,990

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $141,320,640.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	31

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax MSFT Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (3.5)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
Microsoft Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $525.00	$(54,370,050)	(1,050)	$(370,125)
Expiration: 11/07/2025; Exercise Price: $527.50	(46,085,090)	(890)	(232,290)
Expiration: 11/07/2025; Exercise Price: $530.00	(48,156,330)	(930)	(206,460)
Total Call Options			(808,875)

Put Options - (3.0)%
Microsoft Corp., Expiration: 12/19/2025; Exercise Price: $515.01 (a)(b)	(148,611,470)	(2,870)	(4,420,689)
TOTAL WRITTEN OPTIONS (Premiums received $7,463,269)			$(5,229,564)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax MSTR Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 5.4%	Notional Amount	Contracts	Value
Call Options - 5.4%
Strategy, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $300.00	$720,454,132	26,732	$3,207,840
Expiration: 11/07/2025; Exercise Price: $302.50	80,853,000	3,000	292,500
Expiration: 11/21/2025; Exercise Price: $330.00	1,338,117,150	49,650	11,543,625
Expiration: 12/19/2025; Exercise Price: $270.00	759,344,425	28,175	73,818,500
Expiration: 01/16/2026; Exercise Price: $300.00	928,192,440	34,440	74,907,000
TOTAL PURCHASED OPTIONS (Cost $353,513,077)			163,769,465

U.S. TREASURY SECURITIES - 0.5%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)		$15,296,000	15,294,371
TOTAL U.S. TREASURY SECURITIES (Cost $15,285,248)			15,294,371

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 78.3%
4.22%, 11/06/2025 (e)(f)		425,364,000	425,229,487
4.07%, 02/19/2026 (e)(f)		435,858,000	430,973,557
3.76%, 04/09/2026 (e)(f)		264,012,000	259,740,360
4.02%, 07/09/2026 (e)(f)		610,401,000	595,401,818
3.82%, 08/06/2026 (e)(f)		679,654,000	660,960,681
TOTAL U.S. TREASURY BILLS (Cost $2,369,734,465)			2,372,305,903

The accompanying notes are an integral part of these financial statements.	32

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 2.7%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	81,581,696	81,581,696
TOTAL MONEY MARKET FUNDS (Cost $81,581,696)		81,581,696

TOTAL INVESTMENTS - 86.9% (Cost $2,820,114,486)		$2,632,951,435
Other Assets in Excess of Liabilities - 13.1%		397,151,626
TOTAL NET ASSETS - 100.0%		$3,030,103,061

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $1,782,447,179.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax MSTR Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (19.1)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
Strategy, Inc.(a)(b)
Expiration: 11/07/2025; Exercise Price: $277.50	$(269,510,000)	(10,000)	$(5,400,000)
Expiration: 11/07/2025; Exercise Price: $280.00	(772,819,925)	(28,675)	(12,903,750)
Expiration: 11/07/2025; Exercise Price: $282.50	(336,887,500)	(12,500)	(4,750,000)
Expiration: 11/07/2025; Exercise Price: $285.00	(309,936,500)	(11,500)	(3,622,500)
Expiration: 11/07/2025; Exercise Price: $287.50	(312,362,090)	(11,590)	(2,909,090)
Expiration: 11/07/2025; Exercise Price: $290.00	(134,755,000)	(5,000)	(1,102,500)
Expiration: 11/07/2025; Exercise Price: $297.50	(107,804,000)	(4,000)	(558,000)
Expiration: 11/07/2025; Exercise Price: $302.50	(134,755,000)	(5,000)	(487,500)
Expiration: 11/07/2025; Exercise Price: $305.00	(67,377,500)	(2,500)	(206,250)
Total Call Options			(31,939,590)

Put Options - (18.0)%
Strategy, Inc.(a)(b)
Expiration: 11/21/2025; Exercise Price: $330.01	(1,338,117,150)	(49,650)	(308,150,108)
Expiration: 12/19/2025; Exercise Price: $270.01	(759,344,425)	(28,175)	(68,887,875)
Expiration: 01/16/2026; Exercise Price: $300.01	(928,192,440)	(34,440)	(169,022,552)
Total Put Options			(546,060,535)
TOTAL WRITTEN OPTIONS (Premiums received $421,522,746)			$(578,000,125)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	33

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax NFLX Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 4.7%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$6,204,000	$6,203,339
TOTAL U.S. TREASURY SECURITIES (Cost $6,192,833)			6,203,339

PURCHASED OPTIONS - 0.9%	Notional Amount	Contracts
Call Options - 0.9%
Netflix, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $1,145.00	$40,278,960	360	309,600
Expiration: 11/07/2025; Exercise Price: $1,160.00	50,348,700	450	256,500
Expiration: 11/07/2025; Exercise Price: $1,170.00	20,139,480	180	79,200
Expiration: 11/07/2025; Exercise Price: $1,175.00	22,377,200	200	77,000
Expiration: 11/21/2025; Exercise Price: $1,260.00	133,144,340	1,190	526,575
TOTAL PURCHASED OPTIONS (Cost $9,580,606)			1,248,875

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 106.5%		Principal
4.21%, 11/06/2025 (a)(f)		$29,513,000	29,503,667
4.01%, 02/19/2026 (a)(f)		36,036,000	35,632,163
3.77%, 04/09/2026 (a)(f)		18,840,000	18,535,174
4.01%, 07/09/2026 (a)(f)		27,944,000	27,257,341
3.81%, 08/06/2026 (a)(f)		31,659,000	30,788,246
TOTAL U.S. TREASURY BILLS (Cost $141,592,013)			141,716,591

TOTAL INVESTMENTS - 112.1% (Cost $157,365,452)			$149,168,805
Liabilities in Excess of Other Assets - (12.1)%			(16,156,924)
TOTAL NET ASSETS - 100.0%			$133,011,881

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $137,751,604.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	34

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax NFLX Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (14.0)%	Notional Amount	Contracts	Value
Call Options - (1.3)%
Netflix, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $1,115.00	$(40,278,960)	(360)	$(733,500)
Expiration: 11/07/2025; Exercise Price: $1,130.00	(50,348,700)	(450)	(609,750)
Expiration: 11/07/2025; Exercise Price: $1,140.00	(42,516,680)	(380)	(386,650)
Total Call Options			(1,729,900)

Put Options - (12.7)%
Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.01 (a)(b)	(133,144,340)	(1,190)	(16,918,098)
TOTAL WRITTEN OPTIONS (Premiums received $9,918,966)			$(18,647,998)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax NVDA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 20.6%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$375,442,000	$375,402,027
TOTAL U.S. TREASURY SECURITIES (Cost $374,870,679)			375,402,027

PURCHASED OPTIONS - 13.3%	Notional Amount	Contracts
Call Options - 13.3%
NVIDIA Corp. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $217.50	$506,225,000	25,000	1,275,000
Expiration: 11/07/2025; Exercise Price: $220.00	561,707,260	27,740	998,640
Expiration: 11/07/2025; Exercise Price: $222.50	303,735,000	15,000	382,500
Expiration: 11/07/2025; Exercise Price: $225.00	455,602,500	22,500	427,500
Expiration: 11/21/2025; Exercise Price: $165.00	1,094,458,450	54,050	209,984,250
Expiration: 11/21/2025; Exercise Price: $205.00	732,811,310	36,190	30,490,075
TOTAL PURCHASED OPTIONS (Cost $131,609,300)			243,557,965

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 61.5%		Principal
4.20%, 11/06/2025 (a)(f)		$244,834,000	244,756,576
4.01%, 02/19/2026 (a)(f)		260,417,000	257,498,637
3.76%, 04/09/2026 (a)(f)		95,823,000	94,272,611
4.02%, 07/09/2026 (a)(f)		397,835,000	388,059,132
3.80%, 08/06/2026 (a)(f)		141,489,000	137,597,462
TOTAL U.S. TREASURY BILLS (Cost $1,120,885,772)			1,122,184,418

The accompanying notes are an integral part of these financial statements.	35

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	17,346,665	17,346,665
TOTAL MONEY MARKET FUNDS (Cost $17,346,665)		17,346,665

TOTAL INVESTMENTS - 96.4% (Cost $1,644,712,416)		$1,758,491,075
Other Assets in Excess of Liabilities - 3.6%		65,204,869
TOTAL NET ASSETS - 100.0%		$1,823,695,944

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $1,245,812,202.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax NVDA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (3.0)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
NVIDIA Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $210.00	$(1,067,932,260)	(52,740)	$(8,622,990)
Expiration: 11/07/2025; Exercise Price: $212.50	(303,735,000)	(15,000)	(1,657,500)
Expiration: 11/07/2025; Exercise Price: $215.00	(455,602,500)	(22,500)	(1,665,000)
Total Call Options			(11,945,490)

Put Options - (2.4)%
NVIDIA Corp. (a)(b)
Expiration: 11/21/2025; Exercise Price: $165.01	(1,094,458,450)	(54,050)	(4,644,717)
Expiration: 11/21/2025; Exercise Price: $205.01	(732,811,310)	(36,190)	(38,707,633)
Total Put Options			(43,352,350)
TOTAL WRITTEN OPTIONS (Premiums received $109,913,863)			$(55,297,840)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	36

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax PLTR Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 14.8%	Notional Amount	Contracts	Value
Call Options - 14.8%
Palantir Technologies, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $222.50	$92,356,529	4,607	$1,474,240
Expiration: 11/07/2025; Exercise Price: $225.00	374,878,900	18,700	5,077,050
Expiration: 11/07/2025; Exercise Price: $227.50	210,493,500	10,500	2,441,250
Expiration: 11/21/2025; Exercise Price: $160.00	298,700,300	14,900	63,921,000
Expiration: 11/21/2025; Exercise Price: $200.00	379,028,629	18,907	26,847,940
TOTAL PURCHASED OPTIONS (Cost $59,944,094)			99,761,480

U.S. TREASURY SECURITIES - 2.9%		Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)		$19,444,000	19,441,930
TOTAL U.S. TREASURY SECURITIES (Cost $19,431,984)			19,441,930

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 77.5%
4.18%, 11/06/2025 (f)		134,782,000	134,739,378
3.96%, 02/19/2026 (e)(f)		142,641,000	141,042,494
3.77%, 04/09/2026 (e)(f)		89,109,000	87,667,241
3.72%, 07/09/2026 (f)		56,269,000	54,886,320
3.77%, 08/06/2026 (e)(f)		108,321,000	105,341,721
TOTAL U.S. TREASURY BILLS (Cost $523,450,489)			523,677,154

MONEY MARKET FUNDS - 1.1%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		7,594,217	7,594,217
TOTAL MONEY MARKET FUNDS (Cost $7,594,217)			7,594,217

TOTAL INVESTMENTS - 96.3% (Cost $610,420,784)			$650,474,781
Other Assets in Excess of Liabilities - 3.7%			25,281,250
TOTAL NET ASSETS - 100.0%			$675,756,031

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $71,471,619.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	37

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax PLTR Option Income Strategy ETF

Schedule of Securities Sold Short

October 31, 2025

COMMON STOCKS - (0.0)%(a)	Shares	Value
Software - (0.0)%(a)
Palantir Technologies, Inc. - Class A	(100)	$(20,047)
TOTAL COMMON STOCKS (Proceeds $20,166)		(20,047)

TOTAL SECURITIES SOLD SHORT - 0.0% (Proceeds $20,166)		$(20,047)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

YieldMax PLTR Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (7.4)%	Notional Amount	Contracts	Value
Call Options - (3.2)%
Palantir Technologies, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $207.50	$(92,356,529)	(4,607)	$(3,478,285)
Expiration: 11/07/2025; Exercise Price: $210.00	(374,878,900)	(18,700)	(12,342,000)
Expiration: 11/07/2025; Exercise Price: $212.50	(210,493,500)	(10,500)	(6,063,750)
Total Call Options			(21,884,035)

Put Options - (4.2)%
Palantir Technologies, Inc. (a)(b)
Expiration: 11/21/2025; Exercise Price: $160.01	(298,700,300)	(14,900)	(2,860,685)
Expiration: 11/21/2025; Exercise Price: $200.01	(379,028,629)	(18,907)	(25,335,380)
Total Put Options			(28,196,065)
TOTAL WRITTEN OPTIONS (Premiums received $71,545,447)			$(50,080,100)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	38

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax PYPL Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 10.2%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$4,852,000	$4,851,483
TOTAL U.S. TREASURY SECURITIES (Cost $4,842,552)			4,851,483

PURCHASED OPTIONS - 5.8%	Notional Amount	Contracts
Call Options - 5.8%
PayPal Holdings, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $73.00	$20,510,847	2,961	121,401
Expiration: 11/07/2025; Exercise Price: $74.00	12,184,593	1,759	51,011
Expiration: 11/07/2025; Exercise Price: $75.00	15,585,750	2,250	54,000
Expiration: 11/21/2025; Exercise Price: $67.50	48,281,190	6,970	2,526,625
TOTAL PURCHASED OPTIONS (Cost $2,911,832)			2,753,037

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 83.1%		Principal
4.19%, 11/06/2025 (a)(f)		$4,027,000	4,025,727
4.00%, 02/19/2026 (a)(f)		16,212,000	16,030,320
4.00%, 07/09/2026 (a)(f)		9,859,000	9,616,738
3.84%, 08/06/2026 (a)(f)		10,066,000	9,789,143
TOTAL U.S. TREASURY BILLS (Cost $39,417,297)			39,461,928

MONEY MARKET FUNDS - 3.5%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		1,669,423	1,669,423
TOTAL MONEY MARKET FUNDS (Cost $1,669,423)			1,669,423

TOTAL INVESTMENTS - 102.6% (Cost $48,841,104)			$48,735,871
Liabilities in Excess of Other Assets - (2.6)%			(1,226,305)
TOTAL NET ASSETS - 100.0%			$47,509,566

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $44,313,411.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	39

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax PYPL Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (4.0)%	Notional Amount	Contracts	Value
Call Options - (1.5)%
PayPal Holdings, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $69.00	$(4,717,287)	(681)	$(110,663)
Expiration: 11/07/2025; Exercise Price: $70.00	(25,359,747)	(3,661)	(419,184)
Expiration: 11/07/2025; Exercise Price: $71.00	(7,335,693)	(1,059)	(86,309)
Expiration: 11/07/2025; Exercise Price: $72.00	(10,868,463)	(1,569)	(88,649)
Total Call Options			(704,805)

Put Options - (2.5)%
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.51 (a)(b)	(48,281,190)	(6,970)	(1,198,540)
TOTAL WRITTEN OPTIONS (Premiums received $4,018,420)			$(1,903,345)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax RBLX Option Income Strategy ETF

Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 3.5%	Notional Amount	Contracts	Value
Call Options - 3.5%
Roblox Corp. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $125.00	$14,044,420	1,235	$70,395
Expiration: 11/07/2025; Exercise Price: $128.00	1,023,480	90	4,410
Expiration: 11/07/2025; Exercise Price: $131.00	7,960,400	700	43,750
Expiration: 11/07/2025; Exercise Price: $133.00	6,823,200	600	10,800
Expiration: 12/19/2025; Exercise Price: $130.00	29,851,500	2,625	905,625
TOTAL PURCHASED OPTIONS (Cost $3,170,478)			1,034,980

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 111.8%		Principal
3.75%, 02/19/2026 (e)(f)		$10,779,000	10,658,205
3.62%, 07/09/2026 (e)(f)		11,613,000	11,327,637
3.61%, 08/06/2026 (e)(f)		11,415,000	11,101,040
TOTAL U.S. TREASURY BILLS (Cost $33,093,134)			33,086,882

MONEY MARKET FUNDS - 0.1%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		23,375	23,375
TOTAL MONEY MARKET FUNDS (Cost $23,375)			23,375

TOTAL INVESTMENTS - 115.4% (Cost $36,286,987)			$34,145,237
Liabilities in Excess of Other Assets - (15.4)%			(4,551,341)
TOTAL NET ASSETS - 100.0%			$29,593,896

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.	40

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $33,086,883.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax RBLX Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (17.9)%	Notional Amount	Contracts	Value
Call Options - (1.0)%
Roblox Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $117.00	$(10,610,076)	(933)	$(174,471)
Expiration: 11/07/2025; Exercise Price: $118.00	(2,672,420)	(235)	(35,250)
Expiration: 11/07/2025; Exercise Price: $119.00	(761,924)	(67)	(8,878)
Expiration: 11/07/2025; Exercise Price: $121.00	(1,023,480)	(90)	(8,460)
Expiration: 11/07/2025; Exercise Price: $124.00	(7,960,400)	(700)	(35,700)
Expiration: 11/07/2025; Exercise Price: $126.00	(6,823,200)	(600)	(20,700)
Total Call Options			(283,459)

Put Options - (16.9)%
Roblox Corp., Expiration: 12/19/2025; Exercise Price: $130.01 (a)(b)	(29,851,500)	(2,625)	(5,001,619)
TOTAL WRITTEN OPTIONS (Premiums received $5,107,155)			$(5,285,078)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short COIN Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 39.1%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$16,965,000	$16,963,194
TOTAL U.S. TREASURY SECURITIES (Cost $16,957,083)			16,963,194

PURCHASED OPTIONS - 2.6%	Notional Amount	Contracts
Call Options - 0.2%
Coinbase Global, Inc. (b)(c)(d)(e)
Expiration: 11/21/2025; Exercise Price: $510.00	$36,612,570	1,065	82,005
Expiration: 11/21/2025; Exercise Price: $540.00	5,500,480	160	8,400
Total Call Options			90,405

The accompanying notes are an integral part of these financial statements.	41

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Put Options - 2.4%
Coinbase Global, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $315.00	12,032,300	350	85,925
Expiration: 11/07/2025; Exercise Price: $317.50	8,422,610	245	69,213
Expiration: 11/07/2025; Exercise Price: $325.00	21,658,140	630	270,900
Expiration: 11/21/2025; Exercise Price: $300.00	42,113,050	1,225	603,312
Total Put Options			1,029,350
TOTAL PURCHASED OPTIONS (Cost $3,179,959)			1,119,755

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 64.0%		Principal
3.84%, 02/19/2026 (a)(f)		$7,024,000	6,945,285
3.83%, 07/09/2026 (a)(f)		13,993,000	13,649,155
3.63%, 08/06/2026 (f)		7,393,000	7,189,662
TOTAL U.S. TREASURY BILLS (Cost $27,769,409)			27,784,102

MONEY MARKET FUNDS - 8.1%		Shares
First American Government Obligations Fund - Class X, 4.03% (g)		3,496,090	3,496,090
TOTAL MONEY MARKET FUNDS (Cost $3,496,090)			3,496,090

TOTAL INVESTMENTS - 113.8% (Cost $51,402,541)			$49,363,141
Liabilities in Excess of Other Assets - (13.8)%			(5,996,781)
TOTAL NET ASSETS - 100.0%			$43,366,360

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $25,703,634.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Short COIN Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (16.8)%	Notional Amount	Contracts	Value
Call Options - (14.0)%
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.02 (a)(b)	$(42,113,050)	(1,225)	$(6,061,571)

Put Options - (2.8)%
Coinbase Global, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $335.00	(12,032,300)	(350)	(259,875)
Expiration: 11/07/2025; Exercise Price: $337.50	(8,422,610)	(245)	(206,413)
Expiration: 11/07/2025; Exercise Price: $345.00	(21,658,140)	(630)	(778,050)
Total Put Options			(1,244,338)
TOTAL WRITTEN OPTIONS (Premiums received $6,191,678)			$(7,305,909)

The accompanying notes are an integral part of these financial statements.	42

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short N100 Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 6.4%		Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)		$925,000	$924,901
TOTAL U.S. TREASURY SECURITIES (Cost $924,094)			924,901

PURCHASED OPTIONS - 0.7%	Notional Amount	Contracts
Call Options - 0.0% (c)
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00 (b)(d)(e)(f)	$15,160,587	241	603

Put Options - 0.7%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.00 (b)(d)(e)(f)	14,531,517	231	104,758
TOTAL PURCHASED OPTIONS (Cost $309,958)			105,361

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 77.5%		Principal
4.18%, 11/06/2025 (a)(g)		$1,461,000	1,460,538
3.94%, 02/19/2026 (a)(g)		3,407,000	3,368,819
3.77%, 04/09/2026 (a)(g)		925,000	910,034
3.97%, 07/09/2026 (a)(g)		3,164,000	3,086,252
3.84%, 08/06/2026 (a)(g)		2,389,000	2,323,293
TOTAL U.S. TREASURY BILLS (Cost $11,137,745)			11,148,936

MONEY MARKET FUNDS - 18.8%		Shares
First American Government Obligations Fund - Class X, 4.03% (h)		2,713,385	2,713,385
TOTAL MONEY MARKET FUNDS (Cost $2,713,385)			2,713,385

TOTAL INVESTMENTS - 103.4% (Cost $15,085,182)			$14,892,583
Liabilities in Excess of Other Assets - (3.4)%			(493,594)
TOTAL NET ASSETS - 100.0%			$14,398,989

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $5,189,048.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown is the annualized yield as of October 31, 2025.

(h)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	43

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax Short N100 Option Income Strategy ETF

 Schedule of Written Options

 October 31, 2025

WRITTEN OPTIONS - (5.3)%	Notional Amount	Contracts	Value
Call Options - (4.8)%
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.02(a)(b)	$(14,531,517)	(231)	$(699,588)

Put Options - (0.5)%
Invesco QQQ Trust Series 1(a)(b)
Expiration: 11/07/2025; Exercise Price: $615.00	(5,032,560)	(80)	(15,440)
Expiration: 11/07/2025; Exercise Price: $622.00	(9,498,957)	(151)	(51,491)
Total Put Options			(66,931)
TOTAL WRITTEN OPTIONS (Premiums received $504,321)			$(766,519)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 41.3%	Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)	$3,305,000	$3,304,648
TOTAL U.S. TREASURY SECURITIES (Cost $3,301,839)		3,304,648

PURCHASED OPTIONS - 1.4%	Notional Amount	Contracts
Call Options - 0.3%
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $250.00 (b)(c)(d)(e)	$8,018,604	396	24,156

Put Options - 1.1%
NVIDIA Corp. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $182.50	2,024,900	100	5,300
Expiration: 11/07/2025; Exercise Price: $185.00	5,993,704	296	18,944
Expiration: 11/21/2025; Exercise Price: $175.00	8,018,604	396	67,320
Total Put Options			91,564
TOTAL PURCHASED OPTIONS (Cost $476,814)			115,720

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 72.8%	Principal
4.16%, 11/06/2025 (f)	$1,405,000	1,404,556
4.01%, 02/19/2026 (a)(f)	1,013,000	1,001,648
3.77%, 04/09/2026 (f)	524,000	515,522
4.06%, 07/09/2026 (a)(f)	1,833,000	1,787,958
3.83%, 08/06/2026 (a)(f)	1,151,000	1,119,343
TOTAL U.S. TREASURY BILLS (Cost $5,822,066)		5,829,027

The accompanying notes are an integral part of these financial statements.	44

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

MONEY MARKET FUNDS - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	46,979	46,979
TOTAL MONEY MARKET FUNDS (Cost $46,979)		46,979

TOTAL INVESTMENTS - 116.1% (Cost $9,647,698)		$9,296,374
Liabilities in Excess of Other Assets - (16.1)%		(1,286,269)
TOTAL NET ASSETS - 100.0%		$8,010,105

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $5,238,455.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Short NVDA Option Income Strategy ETF

Schedule of Written Options

 October 31, 2025

WRITTEN OPTIONS - (15.9)%	Notional Amount	Contracts	Value
Call Options - (14.6)%
NVIDIA Corp., Expiration: 11/21/2025; Exercise Price: $175.02 (a)(b)	$(8,018,604)	(396)	$(1,172,920)

Put Options - (1.3)%
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $197.50 (a)(b)	(8,018,604)	(396)	(99,792)
TOTAL WRITTEN OPTIONS (Premiums received $597,154)			$(1,272,712)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Short TSLA Option Income Strategy ETF

 Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 27.4%	Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)	$6,115,000	$6,114,349
TOTAL U.S. TREASURY SECURITIES (Cost $6,107,902)		6,114,349

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts
Call Options - 0.1%
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $655.00 (b)(c)(d)(e)	$23,878,088	523	32,688

The accompanying notes are an integral part of these financial statements.	45

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Put Options - 0.9%
Tesla, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $410.00	23,878,088	523	103,554
Expiration: 11/21/2025; Exercise Price: $355.00	23,878,088	523	92,832
Total Put Options			196,386
TOTAL PURCHASED OPTIONS (Cost $2,036,810)			229,074

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 83.8%	Principal
4.20%, 11/06/2025 (a)(f)	$1,528,000	1,527,517
4.05%, 02/19/2026 (a)(f)	3,383,000	3,345,088
3.77%, 04/09/2026 (a)(f)	5,327,000	5,240,811
4.07%, 07/09/2026 (a)(f)	3,954,000	3,856,840
3.83%, 08/06/2026 (a)(f)	4,819,000	4,686,457
TOTAL U.S. TREASURY BILLS (Cost $18,637,655)		18,656,713

MONEY MARKET FUNDS - 8.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	1,924,769	1,924,769
TOTAL MONEY MARKET FUNDS (Cost $1,924,769)		1,924,769

TOTAL INVESTMENTS - 120.8% (Cost $28,707,136)		$26,924,905
Liabilities in Excess of Other Assets - (20.8)%		(4,644,857)
TOTAL NET ASSETS - 100.0%		$22,280,048

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $17,409,370.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax Short TSLA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (25.9)%	Notional Amount	Contracts	Value
Call Options - (24.5)%
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.02 (a)(b)	$(23,878,088)	(523)	$(5,454,415)

Put Options - (1.4)%
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $435.00 (a)(b)	(23,878,088)	(523)	(313,800)
TOTAL WRITTEN OPTIONS (Premiums received $2,349,062)			$(5,768,215)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	46

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax SMCI Option Income Strategy ETF

 Schedule of Investments

 October 31, 2025

PURCHASED OPTIONS - 10.3%	Notional Amount	Contracts	Value
Call Options - 10.3%
Super Micro Computer, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $58.00	$205,948,656	39,636	$4,181,598
Expiration: 11/07/2025; Exercise Price: $59.00	93,528,000	18,000	1,530,000
Expiration: 11/21/2025; Exercise Price: $52.00	299,476,656	57,636	25,215,750
TOTAL PURCHASED OPTIONS (Cost $34,664,978)			30,927,348

U.S. TREASURY SECURITIES - 0.3%	Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)	$1,000,000	999,893
TOTAL U.S. TREASURY SECURITIES (Cost $998,524)		999,893

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 75.6%
4.07%, 02/19/2026 (f)	80,680,000	79,775,859
3.98%, 07/09/2026 (e)(f)	95,502,000	93,155,261
3.80%, 08/06/2026 (e)(f)	56,569,000	55,013,117
TOTAL U.S. TREASURY BILLS (Cost $227,624,165)		227,944,237

MONEY MARKET FUNDS - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	2,162,761	2,162,761
TOTAL MONEY MARKET FUNDS (Cost $2,162,761)		2,162,761

TOTAL INVESTMENTS - 86.9% (Cost $265,450,428)		$262,034,239
Other Assets in Excess of Liabilities - 13.1%		39,425,993
TOTAL NET ASSETS - 100.0%		$301,460,232

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $32,154,938.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	47

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax SMCI Option Income Strategy ETF

 Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (12.2)%	Notional Amount	Contracts	Value
Call Options - (4.0)%
Super Micro Computer, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $54.00	$(205,948,656)	(39,636)	$(8,878,464)
Expiration: 11/07/2025; Exercise Price: $55.00	(93,528,000)	(18,000)	(3,348,000)
Total Call Options			(12,226,464)

Put Options - (8.2)%
Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.01 (a)(b)	(299,476,656)	(57,636)	(24,636,468)
TOTAL WRITTEN OPTIONS (Premiums received $36,502,253)			$(36,862,932)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax SNOW Option Income Strategy ETF

 Schedule of Investments

 October 31, 2025

PURCHASED OPTIONS - 19.2%	Notional Amount	Contracts	Value
Call Options - 19.2%
Snowflake, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $285.00	$14,788,544	538	$186,955
Expiration: 11/07/2025; Exercise Price: $290.00	27,488,000	1,000	255,000
Expiration: 11/07/2025; Exercise Price: $292.50	45,355,200	1,650	303,600
Expiration: 12/19/2025; Exercise Price: $230.00	87,631,744	3,188	15,796,540
TOTAL PURCHASED OPTIONS (Cost $8,611,536)			16,542,095

U.S. TREASURY SECURITIES - 12.1%	Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)	$10,414,000	10,412,891
TOTAL U.S. TREASURY SECURITIES (Cost $10,404,050)		10,412,891

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 69.9%
4.18%, 11/06/2025 (f)	23,986,000	23,978,415
3.96%, 02/19/2026 (e)(f)	19,815,000	19,592,943
3.77%, 04/09/2026 (f)	7,667,000	7,542,950
3.57%, 07/09/2026 (f)	3,843,000	3,748,567
3.65%, 08/06/2026 (f)	5,444,000	5,294,268
TOTAL U.S. TREASURY BILLS (Cost $60,141,487)		60,157,143

MONEY MARKET FUNDS - 3.9%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	3,350,849	3,350,849
TOTAL MONEY MARKET FUNDS (Cost $3,350,849)		3,350,849

TOTAL INVESTMENTS - 105.1% (Cost $82,507,922)		$90,462,978

The accompanying notes are an integral part of these financial statements.	48

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Liabilities in Excess of Other Assets - (5.1)%	(4,387,758)
TOTAL NET ASSETS - 100.0%	$86,075,220

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $3,974,044.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax SNOW Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (4.0)%	Notional Amount	Contracts	Value
Call Options - (2.2)%
Snowflake, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $275.00	$(14,788,544)	(538)	$(390,050)
Expiration: 11/07/2025; Exercise Price: $277.50	(27,488,000)	(1,000)	(607,500)
Expiration: 11/07/2025; Exercise Price: $280.00	(45,355,200)	(1,650)	(853,875)
Total Call Options			(1,851,425)

Put Options - (1.8)%
Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.01 (a)(b)	(87,631,744)	(3,188)	(1,580,127)
TOTAL WRITTEN OPTIONS (Premiums received $7,314,825)			$(3,431,552)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	49

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax TSLA Option Income Strategy ETF

 Schedule of Investments

 October 31, 2025

PURCHASED OPTIONS - 12.0%	Notional Amount	Contracts	Value
Call Options - 12.0%
Tesla, Inc. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $485.00	$381,227,600	8,350	$4,383,750
Expiration: 11/07/2025; Exercise Price: $487.50	644,114,848	14,108	6,736,570
Expiration: 11/07/2025; Exercise Price: $492.50	136,968,000	3,000	1,185,000
Expiration: 11/07/2025; Exercise Price: $495.00	136,968,000	3,000	1,080,000
Expiration: 11/21/2025; Exercise Price: $415.00	758,254,848	16,608	84,576,240
Expiration: 11/21/2025; Exercise Price: $420.00	541,023,600	11,850	55,843,125
TOTAL PURCHASED OPTIONS (Cost $135,723,778)			153,804,685

U.S. TREASURY SECURITIES - 11.0%	Principal
United States Treasury Note/Bond, 3.88%, 01/15/2026 (e)	$142,096,000	142,080,871
TOTAL U.S. TREASURY SECURITIES (Cost $141,930,277)		142,080,871

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 73.7%
4.19%, 11/06/2025 (e)(f)	191,046,000	190,985,586
3.94%, 02/19/2026 (e)(f)	242,350,000	239,634,105
3.76%, 04/09/2026 (e)(f)	195,291,000	192,131,246
3.80%, 07/09/2026 (e)(f)	187,131,000	182,532,692
3.74%, 08/06/2026 (e)(f)	147,230,000	143,180,561
TOTAL U.S. TREASURY BILLS (Cost $948,006,005)		948,464,190

MONEY MARKET FUNDS - 2.0%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	25,576,452	25,576,452
TOTAL MONEY MARKET FUNDS (Cost $25,576,452)		25,576,452

TOTAL INVESTMENTS - 98.7% (Cost $1,251,236,512)		$1,269,926,198
Other Assets in Excess of Liabilities - 1.3%		16,241,829
TOTAL NET ASSETS - 100.0%		$1,286,168,027

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $746,879,800.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	50

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax TSLA Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (4.6)%	Notional Amount	Contracts	Value
Call Options - (2.6)%
Tesla, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $460.00	$(381,227,600)	(8,350)	$(10,896,750)
Expiration: 11/07/2025; Exercise Price: $462.50	(644,114,848)	(14,108)	(16,894,330)
Expiration: 11/07/2025; Exercise Price: $467.50	(136,968,000)	(3,000)	(3,022,500)
Expiration: 11/07/2025; Exercise Price: $470.00	(136,968,000)	(3,000)	(2,752,500)
Total Call Options			(33,566,080)

Put Options - (2.0)%
Tesla, Inc. (a)(b)
Expiration: 11/21/2025; Exercise Price: $415.01	(758,254,848)	(16,608)	(13,846,194)
Expiration: 11/21/2025; Exercise Price: $420.01	(541,023,600)	(11,850)	(11,364,176)
Total Put Options			(25,210,370)
TOTAL WRITTEN OPTIONS (Premiums received $133,751,175)			$(58,776,450)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax TSM Option Income Strategy ETF

 Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 6.6%	Notional Amount	Contracts	Value
Call Options - 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (a)(b)(c)(d)
Expiration: 11/07/2025; Exercise Price: $315.00	$57,682,560	1,920	$280,320
Expiration: 11/07/2025; Exercise Price: $320.00	15,201,758	506	40,480
Expiration: 12/19/2025; Exercise Price: $300.00	72,884,318	2,426	4,475,970
TOTAL PURCHASED OPTIONS (Cost $5,238,218)			4,796,770

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 71.6%	Principal
4.18%, 11/06/2025 (e)(f)	$17,805,000	17,799,370
3.98%, 02/19/2026 (e)	15,482,000	15,308,501
3.97%, 07/09/2026 (e)(f)	11,718,000	11,430,057
3.83%, 08/06/2026 (e)	7,749,000	7,535,870
TOTAL U.S. TREASURY BILLS (Cost $52,027,726)		52,073,798

MONEY MARKET FUNDS - 12.7%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	9,253,519	9,253,519
TOTAL MONEY MARKET FUNDS (Cost $9,253,519)		9,253,519

TOTAL INVESTMENTS - 90.9% (Cost $66,519,463)		$66,124,087

The accompanying notes are an integral part of these financial statements.	51

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Other Assets in Excess of Liabilities - 9.1%	6,584,369
TOTAL NET ASSETS - 100.0%	$72,708,456

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $2,947,700.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax TSM Option Income Strategy ETF

 Schedule of Written Options

 October 31, 2025

WRITTEN OPTIONS - (6.9)%	Notional Amount	Contracts	Value
Call Options - (1.3)%
Taiwan Semiconductor Manufacturing Co. Ltd. (a)(b)
Expiration: 11/07/2025; Exercise Price: $305.00	$(57,682,560)	(1,920)	$(830,400)
Expiration: 11/07/2025; Exercise Price: $310.00	(15,201,758)	(506)	(128,271)
Total Call Options			(958,671)

Put Options - (5.6)%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 12/19/2025; Exercise Price:
$300.01 (a)(b)	(72,884,318)	(2,426)	(4,081,008)
TOTAL WRITTEN OPTIONS (Premiums received $6,537,688)			$(5,039,679)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Ultra Option Income Strategy ETF

 Schedule of Investments

October 31, 2025

COMMON STOCKS - 87.1%	Shares	Value
Aerospace/Defense - 7.6%
Rocket Lab Corp. (a)(b)	3,000,400	$188,965,192

Auto Manufacturers - 3.2%
Lucid Group, Inc. (a)(b)	4,500,000	79,875,000

Commercial Services - 2.2%
Affirm Holdings, Inc. (a)(b)	749,900	53,902,812

Computers - 5.4%
Rigetti Computing, Inc. (a)(b)	3,000,000	132,810,000

The accompanying notes are an integral part of these financial statements.	52

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Diversified Financial Services - 15.3%
BitMine Immersion Technologies, Inc. (a)(b)	1,956,000	91,247,400
Coinbase Global, Inc. - Class A (a)(b)	452,500	155,560,450
SoFi Technologies, Inc. (a)(b)	1,700,000	50,456,000
Upstart Holdings, Inc. (a)(b)	1,750,000	83,160,000
		380,423,850
Internet - 10.9%
Hims & Hers Health, Inc. (a)(b)	2,100,000	95,466,000
Robinhood Markets, Inc. - Class A (a)(b)	1,200,000	176,136,000
		271,602,000
Investment Companies - 5.6%
Cipher Mining, Inc. (a)(b)	2,500,000	46,625,000
IREN Ltd. (a)(b)	1,500,000	91,125,000
		137,750,000
Machinery-Construction & Mining - 7.3%
NuScale Power Corp. (a)(b)	4,041,800	181,355,566

Machinery-Diversified - 4.5%
Symbotic, Inc. (a)(b)	1,365,100	110,504,845

Mining - 3.1%
MP Materials Corp. (a)(b)	1,200,000	75,708,000

Software - 22.0%
CoreWeave, Inc. - Class A (a)(b)	1,100,000	147,081,000
Palantir Technologies, Inc. - Class A (a)(b)	550,000	110,258,500
Quantum Computing, Inc. (a)(b)	5,767,400	96,373,254
SoundHound AI, Inc. - Class A (a)(b)	6,456,200	113,758,244
Strategy, Inc. - Class A (a)(b)	295,000	79,505,450
		546,976,448
TOTAL COMMON STOCKS (Cost $1,900,712,837)		2,159,873,713

PURCHASED OPTIONS - 2.3%	Notional Amount	Contracts
Call Options - 0.1% (a)(b)(c)(d)
NuScale Power Corp., Expiration: 11/07/2025; Exercise Price: $55.00	$112,170,513	24,999	2,187,412
Rigetti Computing, Inc., Expiration: 11/07/2025; Exercise Price: $54.00	49,870,155	11,265	771,653
Total Call Options			2,959,065

The accompanying notes are an integral part of these financial statements.	53

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Put Options - 2.2% (a)(b)(c)(d)
Affirm Holdings, Inc.
Expiration: 11/07/2025; Exercise Price: $63.00	28,752,000	4,000	764,000
Expiration: 11/07/2025; Exercise Price: $65.00	25,150,812	3,499	848,507
BitMine Immersion Technologies, Inc.
Expiration: 11/07/2025; Exercise Price: $42.00	44,597,400	9,560	501,900
Expiration: 11/07/2025; Exercise Price: $43.00	46,650,000	10,000	765,000
Cipher Mining, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	46,625,000	25,000	3,762,500
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $320.00	155,560,450	4,525	1,561,125
CoreWeave, Inc.
Expiration: 11/07/2025; Exercise Price: $123.00	73,540,500	5,500	1,193,500
Expiration: 11/07/2025; Exercise Price: $124.00	73,540,500	5,500	1,397,000
Galaxy Digital, Inc., Expiration: 11/07/2025; Exercise Price: $33.50	105,030,000	30,000	3,450,000
Hims & Hers Health, Inc.
Expiration: 11/07/2025; Exercise Price: $42.00	50,006,000	11,000	1,886,500
Expiration: 11/07/2025; Exercise Price: $43.00	45,460,000	10,000	2,080,000
IREN Ltd.
Expiration: 11/07/2025; Exercise Price: $54.00	42,525,000	7,000	1,729,000
Expiration: 11/07/2025; Exercise Price: $55.00	48,600,000	8,000	2,244,000
Lucid Group, Inc., Expiration: 11/07/2025; Exercise Price: $16.00	79,875,000	45,000	2,182,500
Lululemon Athletica, Inc., Expiration: 11/07/2025; Exercise Price: $160.00	102,324,000	6,000	375,000
MP Materials Corp.
Expiration: 11/07/2025; Exercise Price: $57.00	50,472,000	8,000	620,000
Expiration: 11/07/2025; Exercise Price: $59.00	25,236,000	4,000	500,000
NuScale Power Corp., Expiration: 11/07/2025; Exercise Price: $40.00	181,355,566	40,418	6,648,761
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $180.00	110,258,500	5,500	1,575,750
Quantum Computing, Inc., Expiration: 11/07/2025; Exercise Price: $14.00	96,373,254	57,674	865,110
Rigetti Computing, Inc.
Expiration: 11/07/2025; Exercise Price: $38.00	82,939,845	18,735	1,423,860
Expiration: 11/07/2025; Exercise Price: $40.00	49,870,155	11,265	1,357,432
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $135.00	176,136,000	12,000	3,450,000
Rocket Lab Corp.
Expiration: 11/07/2025; Exercise Price: $56.00	94,501,490	15,005	750,250
Expiration: 11/07/2025; Exercise Price: $57.00	94,463,702	14,999	959,936
SoFi Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $27.00	50,456,000	17,000	374,000
SoundHound AI, Inc., Expiration: 11/07/2025; Exercise Price: $16.00	113,758,244	64,562	5,164,960
Strategy, Inc.
Expiration: 11/07/2025; Exercise Price: $235.00	40,426,500	1,500	225,750
Expiration: 11/07/2025; Exercise Price: $245.00	39,078,950	1,450	326,250
Symbotic, Inc.
Expiration: 11/07/2025; Exercise Price: $72.00	41,697,345	5,151	296,183
Expiration: 11/07/2025; Exercise Price: $74.00	68,807,500	8,500	1,083,750
Upstart Holdings, Inc.
Expiration: 11/07/2025; Exercise Price: $42.00	42,768,000	9,000	1,854,000
Expiration: 11/07/2025; Exercise Price: $43.00	40,392,000	8,500	2,082,500
Total Put Options			54,299,024
TOTAL PURCHASED OPTIONS (Cost $70,813,930)			57,258,089

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 10.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (e)	264,183,791	264,183,791
TOTAL MONEY MARKET FUNDS (Cost $264,183,791)		264,183,791

TOTAL INVESTMENTS - 100.0% (Cost $2,235,710,558)		$2,481,315,593

The accompanying notes are an integral part of these financial statements.	54

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Other Assets in Excess of Liabilities - 0.0% (f)	674,665
TOTAL NET ASSETS - 100.0%	$2,481,990,258

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(c)	100 shares per contract.

(d)	Exchange-traded.

(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(f)	Represents less than 0.05% of net assets.

YieldMax Ultra Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (4.4)%	Notional Amount	Contracts	Value
Call Options - (3.8)%
Affirm Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $74.00 (a)(b)	$(53,902,812)	(7,499)	$(3,205,822)
BitMine Immersion Technologies, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $48.50	(44,597,400)	(9,560)	(1,424,440)
Expiration: 11/07/2025; Exercise Price: $50.00	(46,650,000)	(10,000)	(1,045,000)
Cipher Mining, Inc., Expiration: 11/07/2025; Exercise Price: $21.50 (a)(b)	(46,625,000)	(25,000)	(1,862,500)
Coinbase Global, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $357.50	(79,928,850)	(2,325)	(1,557,750)
Expiration: 11/07/2025; Exercise Price: $360.00	(75,631,600)	(2,200)	(1,314,500)
CoreWeave, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $143.00	(73,540,500)	(5,500)	(1,496,000)
Expiration: 11/07/2025; Exercise Price: $144.00	(73,540,500)	(5,500)	(1,399,750)
Hims & Hers Health, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $48.00	(34,095,000)	(7,500)	(1,788,750)
Expiration: 11/07/2025; Exercise Price: $48.50	(45,460,000)	(10,000)	(2,215,000)
Expiration: 11/07/2025; Exercise Price: $49.50	(15,911,000)	(3,500)	(682,500)
IREN Ltd. (a)(b)
Expiration: 11/07/2025; Exercise Price: $63.00	(42,525,000)	(7,000)	(3,132,500)
Expiration: 11/07/2025; Exercise Price: $64.00	(48,600,000)	(8,000)	(3,300,000)
Lucid Group, Inc., Expiration: 11/07/2025; Exercise Price: $18.50 (a)(b)	(79,875,000)	(45,000)	(3,892,500)
MP Materials Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $65.00	(50,472,000)	(8,000)	(1,760,000)
Expiration: 11/07/2025; Exercise Price: $68.00	(25,236,000)	(4,000)	(510,000)
NuScale Power Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $45.50	(112,170,513)	(24,999)	(8,374,665)
Expiration: 11/07/2025; Exercise Price: $46.00	(69,185,053)	(15,419)	(4,972,628)
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $207.50 (a)(b)	(110,258,500)	(5,500)	(4,152,500)
Quantum Computing, Inc., Expiration: 11/07/2025; Exercise Price: $16.00 (a)(b)	(96,373,254)	(57,674)	(7,497,620)
Rigetti Computing, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $45.50	(82,939,845)	(18,735)	(4,561,973)
Expiration: 11/07/2025; Exercise Price: $46.50	(49,870,155)	(11,265)	(2,281,163)
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $155.00 (a)(b)	(176,136,000)	(12,000)	(4,950,000)
Rocket Lab Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $64.00	(94,501,490)	(15,005)	(3,458,652)
Expiration: 11/07/2025; Exercise Price: $66.00 (a)(b)	(94,463,702)	(14,999)	(2,309,846)
SoFi Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $32.00 (a)(b)	(50,456,000)	(17,000)	(467,500)
SoundHound AI, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $18.00	(60,898,244)	(34,562)	(4,959,647)

The accompanying notes are an integral part of these financial statements.	55

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Expiration: 11/07/2025; Exercise Price: $18.50	(52,860,000)	(30,000)	(3,675,000)
Strategy, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $275.00	(39,078,950)	(1,450)	(913,500)
Expiration: 11/07/2025; Exercise Price: $280.00	(40,426,500)	(1,500)	(675,000)
Symbotic, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $80.00	(41,697,345)	(5,151)	(2,343,705)
Expiration: 11/07/2025; Exercise Price: $84.00	(68,807,500)	(8,500)	(2,337,500)
Upstart Holdings, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $47.50	(42,768,000)	(9,000)	(3,960,000)
Expiration: 11/07/2025; Exercise Price: $49.50	(40,392,000)	(8,500)	(3,017,500)
Total Call Options			(95,495,411)

Put Options - (0.6)%
BitMine Immersion Technologies, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $38.00	(44,597,400)	(9,560)	(167,300)
Expiration: 11/07/2025; Exercise Price: $39.00	(46,650,000)	(10,000)	(140,000)
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $300.00 (a)(b)	(79,928,850)	(2,325)	(265,050)
CoreWeave, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $110.00	(73,540,500)	(5,500)	(266,750)
Expiration: 11/07/2025; Exercise Price: $112.00	(73,540,500)	(5,500)	(299,750)
Galaxy Digital, Inc., Expiration: 11/07/2025; Exercise Price: $35.00 (a)(b)	(105,030,000)	(30,000)	(5,550,000)
Lucid Group, Inc., Expiration: 11/07/2025; Exercise Price: $14.50 (a)(b)	(44,375,000)	(25,000)	(537,500)
Lululemon Athletica, Inc., Expiration: 11/07/2025; Exercise Price: $167.50 (a)(b)	(102,324,000)	(6,000)	(1,341,000)
NuScale Power Corp., Expiration: 11/07/2025; Exercise Price: $35.00 (a)(b)	(112,170,513)	(24,999)	(1,562,438)
Rigetti Computing, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $33.00	(82,939,845)	(18,735)	(533,947)
Expiration: 11/07/2025; Exercise Price: $36.00	(49,870,155)	(11,265)	(467,497)
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $120.00 (a)(b)	(176,136,000)	(12,000)	(834,000)
Rocket Lab Corp., Expiration: 11/07/2025; Exercise Price: $51.00 (a)(b)	(94,463,702)	(14,999)	(307,480)
SoundHound AI, Inc., Expiration: 11/07/2025; Exercise Price: $13.00 (a)(b)	(60,898,244)	(34,562)	(501,149)
Strategy, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $205.00	(40,426,500)	(1,500)	(72,750)
Expiration: 11/07/2025; Exercise Price: $220.00	(39,078,950)	(1,450)	(131,225)
Symbotic, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $65.00	(41,697,345)	(5,151)	(103,020)
Expiration: 11/07/2025; Exercise Price: $67.00	(68,807,500)	(8,500)	(637,500)
Upstart Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $30.00 (a)(b)	(42,768,000)	(9,000)	(202,500)
Total Put Options			(13,920,856)
TOTAL WRITTEN OPTIONS (Premiums received $112,771,370)			$(109,416,267)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	56

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax Ultra Short Option Income Strategy ETF

 Schedule of Investments

October 31, 2025

PURCHASED OPTIONS - 2.7%	Notional Amount	Contracts	Value
Call Options - 2.7% (a)(b)(c)
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $290.00 (d)	$1,101,316	43	$9,675
Applied Digital Corp., Expiration: 11/07/2025; Exercise Price: $37.00 (d)	821,442	237	32,943
AST SpaceMobile, Inc., Expiration: 11/07/2025; Exercise Price: $88.00 (d)	1,316,100	164	26,896
Bitdeer Technologies Group Ltd., Expiration: 11/07/2025; Exercise Price: $25.00 (d)	1,258,740	567	24,098
Carvana Co., Expiration: 11/07/2025; Exercise Price: $335.00 (d)	735,696	24	4,008
Centrus Energy Corp., Expiration: 11/21/2025; Exercise Price: $420.00 (d)	587,936	16	39,680
Charter Communications, Inc., Expiration: 11/07/2025; Exercise Price: $275.00 (d)	561,216	24	600
Circle Internet Group, Inc., Expiration: 11/07/2025; Exercise Price: $138.00 (d)	1,015,840	80	20,960
Credo Technology Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $177.50 (d)	694,194	37	56,610
Energy Fuels, Inc., Expiration: 11/07/2025; Exercise Price: $22.50 (d)	812,196	396	51,480
Enphase Energy, Inc., Expiration: 11/07/2025; Exercise Price: $34.50 (d)	774,954	254	2,413
IonQ, Inc., Expiration: 11/07/2025; Exercise Price: $68.00 (d)	873,320	140	36,190
Kratos Defense & Security Solutions, Inc., Expiration: 11/07/2025; Exercise Price:$98.00 (d)	815,400	90	24,975
Lemonade, Inc., Expiration: 11/07/2025; Exercise Price: $69.00 (d)	793,056	132	24,750
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $30.00 (d)	795,788	293	22,561
Nebius Group NV, Expiration: 11/07/2025; Exercise Price: $136.00 (d)	1,308,200	100	50,000
QUALCOMM, Inc., Expiration: 11/07/2025; Exercise Price: $200.00 (d)	795,960	44	5,522
Reddit, Inc., Expiration: 11/07/2025; Exercise Price: $252.50 (d)	1,358,175	65	4,225
Riot Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $21.50 (d)	810,980	410	21,730
Sandisk Corp., Expiration: 11/07/2025; Exercise Price: $192.50 (d)	677,722	34	67,320
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $57.00 (d)	779,400	150	19,200
TOTAL PURCHASED OPTIONS (Cost $527,787)			545,836

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 63.9%	Principal
3.80%, 02/19/2026 (e)(f)	$4,096,000	4,050,098
3.68%, 07/09/2026 (e)(f)	4,653,000	4,538,663
3.68%, 08/06/2026 (e)(f)	4,666,000	4,537,666
TOTAL U.S. TREASURY BILLS (Cost $13,124,550)		13,126,427

MONEY MARKET FUNDS - 32.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)(h)	6,643,314	6,643,314
TOTAL MONEY MARKET FUNDS (Cost $6,643,314)		6,643,314

TOTAL INVESTMENTS - 99.0% (Cost $20,295,651)		$20,315,577
Other Assets in Excess of Liabilities - 1.0%		201,288
TOTAL NET ASSETS - 100.0%		$20,516,865

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	57

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

(f)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $13,126,427.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax Ultra Short Option Income Strategy ETF

Schedule of Securities Sold Short

October 31, 2025

COMMON STOCKS - (91.1)%	Shares	Value
Aerospace/Defense - (4.0)%
Kratos Defense & Security Solutions, Inc.	(9,000)	$(815,400)

Biotechnology - (3.9)%
Moderna, Inc.	(29,300)	(795,788)

Computers - (7.1)%
Sandisk Corp.	(3,400)	(677,722)
Super Micro Computer, Inc.	(15,000)	(779,400)
		(1,457,122)
Diversified Financial Services - (5.0)%
Circle Internet Group, Inc.	(8,000)	(1,015,840)

Energy-Alternate Sources - (3.8)%
Enphase Energy, Inc.	(25,400)	(774,954)

Insurance - (3.9)%
Lemonade, Inc.	(13,200)	(793,056)

Internet - (6.6)%
Reddit, Inc. - Class A	(6,500)	(1,358,175)

Investment Companies - (10.1)%
Bitdeer Technologies Group Ltd. - Class A	(56,700)	(1,258,740)
Riot Platforms, Inc.	(41,000)	(810,980)
		(2,069,720)
Media - (2.7)%
Charter Communications, Inc. - Class A	(2,400)	(561,216)

Mining - (6.8)%
Centrus Energy Corp. - Class A	(1,600)	(587,936)
Energy Fuels, Inc.	(39,600)	(812,196)
		(1,400,132)
Retail - (3.6)%
Carvana Co.	(2,400)	(735,696)

Semiconductors - (9.2)%
Advanced Micro Devices, Inc.	(4,300)	(1,101,316)
QUALCOMM, Inc.	(4,400)	(795,960)
		(1,897,276)

The accompanying notes are an integral part of these financial statements.	58

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Software - (10.6)%
IonQ, Inc.	(14,000)	(873,320)
Nebius Group NV	(10,000)	(1,308,200)
		(2,181,520)
Telecommunications - (13.8)%
Applied Digital Corp.	(23,700)	(821,442)
AST SpaceMobile, Inc.	(16,400)	(1,316,100)
Credo Technology Group Holding Ltd.	(3,700)	(694,194)
		(2,831,736)
TOTAL COMMON STOCKS (Proceeds $17,875,674)		(18,687,631)

TOTAL SECURITIES SOLD SHORT - (91.1)% (Proceeds $17,875,674)		$(18,687,631)

Percentages are stated as a percent of net assets.

YieldMax Ultra Short Option Income Strategy ETF

Schedule of Written Options

October 31, 2025

WRITTEN OPTIONS - (4.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Applied Digital Corp., Expiration: 11/07/2025; Exercise Price: $40.00 (a)(b)	$(821,442)	(237)	$(15,879)
AST SpaceMobile, Inc., Expiration: 11/07/2025; Exercise Price: $96.00 (a)(b)	(1,316,100)	(164)	(9,348)
Bitdeer Technologies Group, Expiration: 11/07/2025; Exercise Price: $27.50 (a)(b)	(1,258,740)	(567)	(9,923)
Centrus Energy Corp., Expiration: 11/21/2025; Exercise Price: $500.00 (a)(b)	(587,936)	(16)	(16,320)
Circle Internet Group, Inc., Expiration: 11/07/2025; Exercise Price: $152.50 (a)(b)	(1,015,840)	(80)	(10,480)
Credo Technology Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $195.00 (a)(b)	(694,194)	(37)	(25,715)
Energy Fuels, Inc., Expiration: 11/07/2025; Exercise Price: $32.00 (a)(b)	(812,196)	(396)	(14,850)
Enphase Energy, Inc., Expiration: 11/07/2025; Exercise Price: $37.00 (a)(b)	(774,954)	(254)	(1,143)
IonQ, Inc., Expiration: 11/07/2025; Exercise Price: $80.00 (a)(b)	(873,320)	(140)	(12,110)
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $35.00 (a)(b)	(795,788)	(293)	(8,204)
Nebius Group NV, Expiration: 11/07/2025; Exercise Price: $148.00 (a)(b)	(1,308,200)	(100)	(17,750)
Reddit, Inc., Expiration: 11/07/2025; Exercise Price: $275.00 (a)(b)	(1,358,175)	(65)	(1,007)
Riot Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $23.50 (a)(b)	(810,980)	(410)	(9,020)
Sandisk Corp., Expiration: 11/07/2025; Exercise Price: $225.00 (a)(b)	(677,722)	(34)	(28,220)
Total Call Options			(179,969)

The accompanying notes are an integral part of these financial statements.	59

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Put Options - (3.3)%
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $250.00 (a)(b)	(1,101,316)	(43)	(37,195)
Applied Digital Corp., Expiration: 11/07/2025; Exercise Price: $31.50 (a)(b)	(821,442)	(237)	(20,027)
AST SpaceMobile, Inc., Expiration: 11/07/2025; Exercise Price: $75.00 (a)(b)	(1,316,100)	(164)	(32,226)
Bitdeer Technologies Group Ltd., Expiration: 11/07/2025; Exercise Price: $21.50 (a)(b)	(1,258,740)	(567)	(48,195)
Carvana Co., Expiration: 11/07/2025; Exercise Price: $292.50 (a)(b)	(735,696)	(24)	(11,280)
Centrus Energy Corp., Expiration: 11/21/2025; Exercise Price: $360.00 (a)(b)	(587,936)	(16)	(59,520)
Charter Communications, Inc., Expiration: 11/07/2025; Exercise Price: $240.00 (a)(b)	(561,216)	(24)	(25,440)
Circle Internet Group, Inc., Expiration: 11/07/2025; Exercise Price: $121.00 (a)(b)	(1,015,840)	(80)	(24,520)
Credo Technology Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $152.50 (a)(b)	(694,194)	(37)	(555)
Energy Fuels, Inc., Expiration: 11/07/2025; Exercise Price: $19.00 (a)(b)	(812,196)	(396)	(38,610)
Enphase Energy, Inc., Expiration: 11/07/2025; Exercise Price: $30.50 (a)(b)	(774,954)	(254)	(24,765)
IonQ, Inc., Expiration: 11/07/2025; Exercise Price: $58.00 (a)(b)	(873,320)	(140)	(35,700)
Kratos Defense & Security Solutions, Inc., Expiration: 11/07/2025; Exercise Price: $86.00 (a)(b)	(815,400)	(90)	(31,950)
Lemonade, Inc., Expiration: 11/07/2025; Exercise Price: $59.00 (a)(b)	(793,056)	(132)	(56,100)
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.00 (a)(b)	(795,788)	(293)	(30,472)
Nebius Group NV, Expiration: 11/07/2025; Exercise Price: $116.00 (a)(b)	(1,308,200)	(100)	(14,750)
QUALCOMM, Inc., Expiration: 11/07/2025; Exercise Price: $175.00 (a)(b)	(795,960)	(44)	(15,180)
Reddit, Inc., Expiration: 11/07/2025; Exercise Price: $222.50 (a)(b)	(1,358,175)	(65)	(109,687)
Riot Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $18.50 (a)(b)	(810,980)	(410)	(20,295)
Sandisk Corp., Expiration: 11/07/2025; Exercise Price: $167.50 (a)(b)	(677,722)	(34)	(12,410)
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $48.50 (a)(b)	(779,400)	(150)	(24,600)
Total Put Options			(673,477)
TOTAL WRITTEN OPTIONS (Premiums received $876,913)			$(853,446)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

YieldMax Universe Fund of Option Income ETFs

 Schedule of Investments

October 31, 2025

EXCHANGE TRADED FUNDS - 98.8%	Shares		Value
YieldMax AAPL Option Income Strategy ETF (a)	1,927,711		$26,506,026
YieldMax ABNB Option Income Strategy ETF (a)	538,436	(d)	26,004,305
YieldMax AI Option Income Strategy ETF (a)	1,034,049	(d)	25,334,205
YieldMax AMD Option Income Strategy ETF (a)	542,818	(d)	26,679,515
YieldMax AMZN Option Income Strategy ETF (a)	1,926,068		28,544,328
YieldMax BABA Option Income Strategy ETF (a)	1,626,255		25,434,628
YieldMax Bitcoin Option Income Strategy ETF (a)	589,602	(d)	26,001,466
YieldMax BRKB Option Income Strategy ETF (a)	569,346		25,904,218
YieldMax COIN Option Income Strategy ETF (a)	403,014	(d)	25,551,075
YieldMax CRCL Option Income Strategy ETF (a)	572,400		24,229,921
YieldMax CVNA Option Income Strategy ETF (a)	763,363		24,412,349
YieldMax DIS Option Income Strategy ETF (a)	2,125,857		26,685,245
YieldMax DKNG Option Income Strategy ETF (a)	734,367		23,490,491
YieldMax GME Option Income Strategy ETF (a)	566,250		24,936,574
YieldMax Gold Miners Option Income Strategy ETF (a)	1,549,333		24,030,155
YieldMax GOOGL Option Income Strategy ETF (a)	1,915,257		27,886,142
YieldMax HIMS Option Income Strategy ETF (a)	631,917		23,278,053

The accompanying notes are an integral part of these financial statements.	60

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax HOOD Option Income Strategy ETF (a)	393,157		26,766,129
YieldMax Innovation Option Income Strategy ETF (a)	587,654	(d)	26,033,090
YieldMax JPM Option Income Strategy ETF (a)	1,625,809		26,825,848
YieldMax MARA Option Income Strategy ETF (a)	1,386,308		22,555,231
YieldMax META Option Income Strategy ETF (a)	1,743,760		23,697,698
YieldMax MRNA Option Income Strategy ETF (a)	1,548,343	(d)	25,857,331
YieldMax MSFT Option Income Strategy ETF (a)	1,546,639		26,555,792
YieldMax MSTR Option Income Strategy ETF (a)	433,715	(d)	23,615,760
YieldMax NFLX Option Income Strategy ETF (a)	1,634,774		24,211,003
YieldMax NVDA Option Income Strategy ETF (a)	1,686,443		28,231,056
YieldMax PLTR Option Income Strategy ETF (a)	430,942		28,071,562
YieldMax PYPL Option Income Strategy ETF (a)	513,704	(d)	26,019,128
YieldMax RBLX Option Income Strategy ETF (a)	536,379		22,587,349
YieldMax RDDT Option Income Strategy ETF (a)	637,808		26,745,968
YieldMax SMCI Option Income Strategy ETF (a)	1,641,817		24,446,655
YieldMax SNOW Option Income Strategy ETF (a)	1,767,850		28,144,172
YieldMax TSLA Option Income Strategy ETF (a)	630,729	(d)	26,837,502
YieldMax TSM Option Income Strategy ETF (a)	1,567,539		26,005,472
YieldMax XOM Option Income Strategy ETF (a)	2,288,123		26,656,633
YieldMax XYZ Option Income Strategy ETF (a)	598,195	(d)	25,671,846
TOTAL EXCHANGE TRADED FUNDS (Cost $956,789,039)			950,443,921

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (b)	11,849,676	11,849,676
TOTAL MONEY MARKET FUNDS (Cost $11,849,676)		11,849,676

TOTAL INVESTMENTS - 100.0% (Cost $968,638,715)		$962,293,597
Liabilities in Excess of Other Assets - (0.0) (c)		(197,817)
TOTAL NET ASSETS - 100.0%		$962,095,780

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940. See Note 7.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(c)	Represents less than 0.05% of net assets.

(d)	The number of shares held has been retroactively adjusted to reflect reverse stock splits of affiliated issuers. These adjustments had no impact on the Fund’s total cost, market value, or net assets. See Note 12.

The accompanying notes are an integral part of these financial statements.	61

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax XOM Option Income Strategy ETF

 Schedule of Investments

October 31, 2025

U.S. TREASURY SECURITIES - 3.8%	Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)	$1,874,000	$1,873,800
TOTAL U.S. TREASURY SECURITIES (Cost $1,870,489)		1,873,800

PURCHASED OPTIONS - 3.1%	Notional Amount	Contracts
Call Options - 3.1%
Exxon Mobil Corp. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $119.00	$26,874,600	2,350	51,700
Expiration: 11/07/2025; Exercise Price: $120.00	22,528,920	1,970	28,565
Expiration: 12/19/2025; Exercise Price: $115.00	49,403,520	4,320	1,436,400
TOTAL PURCHASED OPTIONS (Cost $1,881,779)			1,516,665

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 96.2%	Principal
4.21%, 11/06/2025 (a)(f)	$6,550,000	6,547,929
3.97%, 02/19/2026 (a)(f)	11,595,000	11,465,061
3.77%, 04/09/2026 (a)(f)	7,762,000	7,636,413
3.97%, 07/09/2026 (a)(f)	13,750,000	13,412,126
3.78%, 08/06/2026 (a)(f)	8,171,000	7,946,263
TOTAL U.S. TREASURY BILLS (Cost $46,965,001)		47,007,792

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	193,688	193,688
TOTAL MONEY MARKET FUNDS (Cost $193,688)		193,688

TOTAL INVESTMENTS - 103.5% (Cost $50,910,957)		$50,591,945
Liabilities in Excess of Other Assets - (3.5)%		(1,697,288)
TOTAL NET ASSETS - 100.0%		$48,894,657

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $48,881,592.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	62

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

YieldMax XOM Option Income Strategy ETF

 Schedule of Written Options

 October 31, 2025

WRITTEN OPTIONS - (4.3)%	Notional Amount	Contracts	Value
Call Options - (0.6)%
Exxon Mobil Corp. (a)(b)
Expiration: 11/07/2025; Exercise Price: $116.00	$(26,874,600)	(2,350)	$(191,525)
Expiration: 11/07/2025; Exercise Price: $117.00	(22,528,920)	(1,970)	(104,410)
Total Call Options			(295,935)

Put Options - (3.7)%
Exxon Mobil Corp., Expiration: 12/19/2025; Exercise Price: $115.01 (a)(b)	(49,403,520)	(4,320)	(1,804,102)
TOTAL WRITTEN OPTIONS (Premiums received $2,418,207)			$(2,100,037)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax XYZ Option Income Strategy ETF

 Schedule of Investments

 October 31, 2025

U.S. TREASURY SECURITIES - 16.4%	Principal	Value
United States Treasury Note/Bond, 3.88%, 01/15/2026 (a)	$10,235,000	$10,233,910
TOTAL U.S. TREASURY SECURITIES (Cost $10,217,477)		10,233,910

PURCHASED OPTIONS - 9.6%	Notional Amount	Contracts
Call Options - 9.6%
Block, Inc. (b)(c)(d)(e)
Expiration: 11/07/2025; Exercise Price: $84.00	$15,188,000	2,000	310,000
Expiration: 11/07/2025; Exercise Price: $85.00	30,376,000	4,000	538,000
Expiration: 11/07/2025; Exercise Price: $86.00	17,542,140	2,310	259,875
Expiration: 11/21/2025; Exercise Price: $75.00	63,106,140	8,310	4,861,350
TOTAL PURCHASED OPTIONS (Cost $6,126,270)			5,969,225

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 78.2%	Principal
4.23%, 11/06/2025 (a)(f)	$9,190,000	9,187,094
4.01%, 02/19/2026 (a)(f)	16,436,000	16,251,810
3.86%, 07/09/2026 (a)(f)	7,326,000	7,145,980
3.82%, 08/06/2026 (a)(f)	16,707,000	16,247,488
TOTAL U.S. TREASURY BILLS (Cost $48,792,858)		48,832,372

MONEY MARKET FUNDS - 3.7%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)	2,289,294	2,289,294
TOTAL MONEY MARKET FUNDS (Cost $2,289,294)		2,289,294

TOTAL INVESTMENTS - 107.9% (Cost $67,425,899)		$67,324,801

The accompanying notes are an integral part of these financial statements.	63

Schedules of Investments, Securities
Sold Short & Written Options Contracts	YieldMax ETFs

October 31, 2025

Liabilities in Excess of Other Assets - (7.9)%	(4,912,767)
TOTAL NET ASSETS - 100.0%	$62,412,034

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $59,066,282.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown is the annualized yield as of October 31, 2025.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

YieldMax XYZ Option Income Strategy ETF

 Schedule of Written Options

 October 31, 2025

WRITTEN OPTIONS - (9.9)%	Notional Amount	Contracts	Value
Call Options - (3.5)%
Block, Inc. (a)(b)
Expiration: 11/07/2025; Exercise Price: $80.00	$(45,564,000)	(6,000)	$(1,620,000)
Expiration: 11/07/2025; Exercise Price: $81.00	(17,542,140)	(2,310)	(541,695)
Total Call Options			(2,161,695)

Put Options - (6.4)%
Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.01 (a)(b)	(63,106,140)	(8,310)	(4,006,712)
TOTAL WRITTEN OPTIONS (Premiums received $7,420,755)			$(6,168,407)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	64

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF		YieldMax AI Option Income Strategy ETF		YieldMax AMD Option Income Strategy ETF		YieldMax AMZN Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$140,349,034	$32,064,441		$88,667,893		$126,604,047		$323,301,572
Deposit at broker for options contracts	19,710,071	1,958,715		2,364,387		127,732,271		300,445
Receivable for investments sold	1,356,395	1,017,580		751,979		6,631,419		12,919,798
Interest receivable	345,808	70,094		–		277,666		712,475
Dividends receivable	12,375	3,339		7,274		12,164		18,793
Receivable for fund shares sold	–	–		–		491,660		–
Receivable for ETF transaction fees	–	–		–		98		–
Total assets	161,773,683	35,114,169		91,791,533		261,749,325		337,253,083

LIABILITIES:
Written option contracts, at value (Note 2)	2,931,138	3,486,716		6,859,398		22,384,512		3,358,589
Payable for investments purchased	3,351,322	610,339		294,221		7,152,372		22,006,098
Payable to adviser (Note 4)	128,563	28,907		68,341		177,720		249,108
Total liabilities	6,411,023	4,125,962		7,221,960		29,714,604		25,613,795
NET ASSETS	$155,362,660	$30,988,207		$84,569,573		$232,034,721		$311,639,288

NET ASSETS CONSISTS OF:
Paid-in capital	$155,393,415	$35,368,366		$157,722,944		$237,868,127		$312,278,647
Total accumulated losses	(30,755)	(4,380,159)		(73,153,371)		(5,833,406)		(639,359)
Total net assets	$155,362,660	$30,988,207		$84,569,573		$232,034,721		$311,639,288

Net assets	$155,362,660	$30,988,207		$84,569,573		$232,034,721		$311,639,288
Shares issued and outstanding(a)	11,275,000	645,000	(b)	3,437,500	(c)	4,720,000	(d)	21,000,000
Net asset value per share	$13.78	$48.04		$24.60		$49.16		$14.84

COST:
Investments, at cost	$136,784,531	$31,883,101		$91,521,299		$130,501,027		$319,662,095

PROCEEDS:
Written options premium received	$6,650,879	$4,383,083		$9,327,962		$21,096,220		$11,954,503

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 1, 2025 (Note 12).

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

(d)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax BRK.B Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$59,316,007	$85,926,160	$32,832,147	$1,414,498,496	$73,035,130
Deposit at broker for options contracts	911,037	34,699,526	1,313,168	355,871	259,737
Receivable for investments sold	409,759	575,377	76,462	31,203,007	5,530,989
Dividends receivable	10,728	5,355	2,155	35,191	6,114
Interest receivable	575	160,183	11,960	11,478	218,854
Receivable for fund shares sold	–	–	–	–	–
Receivable for ETF transaction fees	–	264	–	1,049	–
Total assets	60,648,106	121,366,865	34,235,892	1,446,105,092	79,050,824

LIABILITIES:
Written option contracts, at value (Note 2)	760,719	9,646,503	1,241,756	146,889,742	5,314,700
Payable for investments purchased	125,082	235,874	20,401	22,666,292	19,541,013
Payable to adviser (Note 4)	53,367	101,853	29,817	1,118,122	57,482
Payable for capital shares redeemed	–	1,320,780	–	5,243,040	–
Total liabilities	939,168	11,305,010	1,291,974	175,917,196	24,913,195
NET ASSETS	$59,708,938	$110,061,855	$32,943,918	$1,270,187,896	$54,137,629

The accompanying notes are an integral part of these financial statements.	65

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF		YieldMax BRK.B Option Income Strategy ETF	YieldMax COIN Option Income Strategy ETF		YieldMax CVNA Option Income Strategy ETF
NET ASSETS CONSISTS OF:
Paid-in capital	$60,080,873	$109,991,582		$33,894,918	$1,362,951,171		$54,484,262
Total distributable earnings (accumulated losses)	(371,935)	70,273		(951,000)	(92,763,275)		(346,633)
Total net assets	$59,708,938	$110,061,855		$32,943,918	$1,270,187,896		$54,137,629

Net assets	$59,708,938	$110,061,855		$32,943,918	$1,270,187,896		$54,137,629
Shares issued and outstanding(a)	3,825,000	2,500,000	(b)	725,000	20,055,000	(c)	1,700,000
Net asset value per share	$15.61	$44.02		$45.44	$63.34		$31.85

COST:
Investments, at cost	$53,548,094	$92,165,206		$33,666,504	$1,452,522,267		$72,692,035

PROCEEDS:
Written options premium received	$3,502,906	$8,671,180		$1,149,144	$162,789,431		$5,904,898

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 12).

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax DIS Option Income Strategy ETF	YieldMax DKNG Option Income Strategy ETF	YieldMax Gold Miners Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax HOOD Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$37,801,620	$40,524,582	$196,160,513	$194,689,042	$182,971,406
Deposit at broker for options contracts	425,158	–	2,914,546	187,457	98,792,218
Receivable for investments sold	315,109	451,968	1,340,977	17,500	6,977,943
Interest receivable	37,738	–	177,558	165,002	210,912
Dividends receivable	3,480	2,393	37,924	10,237	13,708
Total assets	38,583,105	40,978,943	200,631,518	195,069,238	288,966,187

LIABILITIES:
Written option contracts, at value (Note 2)	3,215,997	3,132,230	13,034,428	909,990	29,729,377
Payable for investments purchased	139,601	211,812	461,873	7,662	8,566,854
Payable to adviser (Note 4)	32,199	24,268	160,355	142,057	204,134
Due to broker	–	8,802,419	–	–	–
Total liabilities	3,387,797	12,170,729	13,656,656	1,059,709	38,500,365
NET ASSETS	$35,195,308	$28,808,214	$186,974,862	$194,009,529	$250,465,822

NET ASSETS CONSISTS OF:
Paid-in capital	$35,425,539	$38,907,609	$197,355,780	$192,671,322	$249,742,313
Total distributable earnings/(accumulated losses)	(230,231)	(10,099,395)	(10,380,918)	1,338,207	723,509
Total net assets	$35,195,308	$28,808,214	$186,974,862	$194,009,529	$250,465,822

Net assets	$35,195,308	$28,808,214	$186,974,862	$194,009,529	$250,465,822
Shares issued and outstanding(a)	2,800,000	900,000	12,075,000	13,350,000	3,675,000
Net asset value per share	$12.57	$32.01	$15.48	$14.53	$68.15

COST:
Investments, at cost	$37,791,037	$40,816,136	$205,534,242	$166,894,055	$184,443,884

PROCEEDS:
Written options premium received	$3,256,818	$2,870,700	$11,140,576	$7,431,236	$36,380,708

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	66

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax Innovation Option Income Strategy ETF		YieldMax JPM Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETFs	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$92,964,399		$51,692,756	$64,713,295	$106,286,438	$147,218,443
Investments in affiliated securities, at value (Note 7)	–		–	395,844,357	–	–
Deposit at broker for options contracts	1,207,361		9,915,032	15,285,166	3,347,927	30,343,208
Receivable for investments sold	256,532		277,897	1,725,078	7,603,063	417,435
Interest receivable	181,989		101,944	–	–	364,551
Dividends receivable	9,377		4,979	119,532	11,391	9,143
Prepaid expenses and other assets	–		–	–	547	–
Total assets	94,619,658		61,992,608	477,687,428	117,249,366	178,352,780

LIABILITIES:
Written option contracts, at value (Note 2)	2,758,541		639,401	838,059	11,766,523	23,067,596
Payable for investments purchased	100,768		374,896	4,898,799	9,417,237	191,176
Payable to adviser (Note 4)	76,413		52,948	110,668	92,207	146,032
Payable for expenses and other liabilities	–		–	–	–	–
Total liabilities	2,935,722		1,067,245	5,847,526	21,275,967	23,404,804
NET ASSETS	$91,683,936		$60,925,363	$471,839,902	$95,973,399	$154,947,976

NET ASSETS CONSISTS OF:
Paid-in capital	$92,036,196		$60,959,877	$484,264,794	$103,159,275	$177,048,069
Total accumulated losses	(352,260)		(34,514)	(12,424,892)	(7,185,876)	(22,100,093)
Total net assets	$91,683,936		$60,925,363	$471,839,902	$95,973,399	$154,947,976

Net assets	$91,683,936		$60,925,363	$471,839,902	$95,973,399	$154,947,976
Shares issued and outstanding(a)	2,065,000	(b)	3,700,000	30,700,000	5,925,000	11,450,000
Net asset value per share	$44.40		$16.47	$15.37	$16.20	$13.53

COST:
Investments in unaffiliated securities, at cost	$87,699,065		$50,769,522	$60,757,584	$106,015,193	$157,515,707
Investments in affiliated securities, at cost	$–		$–	$384,936,102	$–	$–

PROCEEDS:
Written options premium received	$6,316,234		$2,391,799	$4,005,213	$11,411,930	$12,682,142

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$100,101,993	$152,554,691	$2,632,951,435	$149,168,805	$1,758,491,075
Deposit at broker for options contracts	3,081,211	905,835	1,212,393,370	2,219,302	153,019,321
Receivable for investments sold	1,524,864	954,525	107,865,173	1,151,315	10,928,260
Interest receivable	111,539	399,362	5,249,007	71,207	4,309,166
Dividends receivable	7,661	20,679	59,925	7,836	46,206
Receivable for ETF transaction fees	345	–	5,547	–	5,448
Total assets	104,827,613	154,835,092	3,958,524,457	152,618,465	1,926,799,476

LIABILITIES:
Written option contracts, at value (Note 2)	9,131,372	5,229,564	578,000,125	18,647,998	55,297,840
Payable for capital shares redeemed	1,724,562	–	27,736,350	–	27,237,762
Payable for investments purchased	1,415,936	487,435	319,580,508	748,667	19,051,153
Payable to adviser (Note 4)	81,916	127,103	3,104,413	124,238	1,516,777
Payable to custodian	–	–	–	85,681	–
Total liabilities	12,353,786	5,844,102	928,421,396	19,606,584	103,103,532

The accompanying notes are an integral part of these financial statements.	67

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax MRNA Option Income Strategy ETF		YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF		YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
NET ASSETS	$92,473,827		$148,990,990	$3,030,103,061		$133,011,881	$1,823,695,944

NET ASSETS CONSISTS OF:
Paid-in capital	$155,728,997		$149,848,289	$3,890,454,879		$150,716,287	$1,844,405,411
Total accumulated losses	(63,255,170)		(857,299)	(860,351,818)		(17,704,406)	(20,709,467)
Total net assets	$92,473,827		$148,990,990	$3,030,103,061		$133,011,881	$1,823,695,944

Net assets	$92,473,827		$148,990,990	$3,030,103,061		$133,011,881	$1,823,695,944
Shares issued and outstanding(a)	5,520,000	(b)	8,650,000	55,710,000	(c)	8,975,000	109,050,000
Net asset value per share	$16.75		$17.22	$54.39		$14.82	$16.72

COST:
Investments, at cost	$98,324,020		$153,394,604	$2,820,114,486		$157,365,452	$1,644,712,416

PROCEEDS:
Written options premium received	$14,663,463		$7,463,269	$421,522,746		$9,918,966	$109,913,863

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 12).

(c)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF		YieldMax RBLX Option Income Strategy ETF	YieldMax Short COIN Option Income Strategy ETF		YieldMax Short N100 Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$650,474,781	$48,735,871		$34,145,237	$49,363,141		$14,892,583
Receivable for investments sold	121,046,245	185,524		215,832	881,423		44,480
Deposit at broker for options contracts	299,078	558,751		604,156	1,102,093		258,982
Interest receivable	223,170	38,054		–	194,717		10,617
Dividends receivable	31,953	4,052		1,831	7,247		4,294
Total assets	772,075,227	49,522,252		34,967,056	51,548,621		15,210,956

LIABILITIES:
Securities sold short, at value (Note 2)	20,047	–		–	–		–
Written option contracts, at value (Note 2)	50,080,100	1,903,345		5,285,078	7,305,909		766,519
Payable for investments purchased	45,665,564	64,304		59,439	841,945		34,257
Payable to adviser (Note 4)	553,485	45,037		28,643	34,407		11,191
Total liabilities	96,319,196	2,012,686		5,373,160	8,182,261		811,967
NET ASSETS	$675,756,031	$47,509,566		$29,593,896	$43,366,360		$14,398,989

NET ASSETS CONSISTS OF:
Paid-in capital	$678,158,827	$59,714,119		$33,676,448	$79,769,923		$17,038,658
Total accumulated losses	(2,402,796)	(12,204,553)		(4,082,552)	(36,403,563)		(2,639,669)
Total net assets	$675,756,031	$47,509,566		$29,593,896	$43,366,360		$14,398,989

Net assets	$675,756,031	$47,509,566		$29,593,896	$43,366,360		$14,398,989
Shares issued and outstanding(a)	10,400,000	940,000	(b)	700,000	1,795,000	(c)	1,175,000
Net asset value per share	$64.98	$50.54		$42.28	$24.16		$12.25

COST:
Investments, at cost	$610,420,784	$48,841,104		$36,286,987	$51,402,541		$15,085,182

PROCEEDS:
Securities sold short proceeds	$20,166	$–		$–	$–		$–
Written options premium received	$71,545,447	$4,018,420		$5,107,155	$6,191,678		$504,321

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

The accompanying notes are an integral part of these financial statements.	68

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax Short NVDA Option Income Strategy ETF		YieldMax Short TSLA Option Income Strategy ETF		YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$9,296,374		$26,924,905		$262,034,239	$90,462,978	$1,269,926,198
Deposit at broker for options contracts	59,765		789,557		77,194,198	–	77,717,634
Receivable for investments sold	42,150		416,375		11,575,191	910,139	16,268,119
Interest receivable	37,933		70,185		11,478	119,528	1,630,918
Dividends receivable	855		3,766		14,351	5,116	119,783
Receivable for ETF transaction fees	–		–		520	79	2,430
Total assets	9,437,077		28,204,788		350,829,977	91,497,840	1,365,665,082

LIABILITIES:
Written option contracts, at value (Note 2)	1,272,712		5,768,215		36,862,932	3,431,552	58,776,450
Payable for investments purchased	146,768		137,131		9,623,474	1,266,629	7,499,352
Payable to adviser (Note 4)	7,492		19,394		285,219	73,065	1,070,705
Payable for capital shares redeemed	–		–		2,598,120	394,633	12,150,548
Due to broker	–		–		–	256,741	–
Total liabilities	1,426,972		5,924,740		49,369,745	5,422,620	79,497,055
NET ASSETS	$8,010,105		$22,280,048		$301,460,232	$86,075,220	$1,286,168,027

NET ASSETS CONSISTS OF:
Paid-in capital	$14,722,330		$40,613,656		$306,008,131	$86,506,043	$1,295,836,517
Total accumulated losses	(6,712,225)		(18,333,608)		(4,547,899)	(430,823)	(9,668,490)
Total net assets	$8,010,105		$22,280,048		$301,460,232	$86,075,220	$1,286,168,027

Net assets	$8,010,105		$22,280,048		$301,460,232	$86,075,220	$1,286,168,027
Shares issued and outstanding(a)	155,000	(b)	787,500	(c)	20,225,000	5,425,000	30,205,000	(d)
Net asset value per share	$51.68		$28.29		$14.91	$15.87	$42.58

COST:
Investments, at cost	$9,647,698		$28,707,136		$265,450,428	$82,507,922	$1,251,236,512

PROCEEDS:
Written options premium received	$597,154		$2,349,062		$36,502,253	$7,314,825	$133,751,175

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 2, 2025 (Note 12).

(d)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 12).

The accompanying notes are an integral part of these financial statements.	69

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF		YieldMax Ultra Short Option Income Strategy ETF	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$66,124,087	$2,481,315,593		$20,315,577	$11,849,676	$50,591,945
Investments in affiliated securities, at value (Note 7)	–	–		–	950,443,921	–
Deposit at broker for options contracts	7,164,689	72,159,364		18,478,810	1,984	217,003
Receivable for fund shares sold	4,143,925	–		–	–	–
Receivable for investments sold	1,120,876	179,217,356		4,546,089	–	301,642
Dividends receivable	18,928	1,640,057		11,106	46,864	4,089
Interest receivable	–	546,628		–	–	21,509
Receivable for ETF transaction fees	829	17,894		–	–	–
Total assets	78,573,334	2,734,896,892		43,351,582	962,342,445	51,136,188

LIABILITIES:
Securities sold short, at value (Note 2)	–	–		18,687,631	–	–
Written option contracts, at value (Note 2)	5,039,679	109,416,267		853,446	–	2,100,037
Payable for investments purchased	766,584	50,952,709		3,277,252	–	97,901
Payable to adviser, net (Note 4)	58,615	3,066,858		16,388	246,665	43,593
Payable for capital shares redeemed	–	89,470,800		–	–	–
Total liabilities	5,864,878	252,906,634		22,834,717	246,665	2,241,531
NET ASSETS	$72,708,456	$2,481,990,258		$20,516,865	$962,095,780	$48,894,657

NET ASSETS CONSISTS OF:
Paid-in capital	$73,368,202	$2,696,627,329		$22,659,982	$1,044,687,614	$51,367,431
Total accumulated losses	(659,746)	(214,637,071)		(2,143,117)	(82,591,834)	(2,472,774)
Total net assets	$72,708,456	$2,481,990,258		$20,516,865	$962,095,780	$48,894,657

Net assets	$72,708,456	$2,481,990,258		$20,516,865	$962,095,780	$48,894,657
Shares issued and outstanding(a)	4,400,000	50,020,000	(b)	550,000	79,275,000	4,200,000
Net asset value per share	$16.52	$49.62		$37.30	$12.14	$11.64

COST:
Investments in unaffiliated securities, at cost	$66,519,463	$2,235,710,558		$20,295,651	$11,849,676	$50,910,957
Investments in affiliated securities, at cost	$–	$–		$–	$956,789,039	$–

PROCEEDS:
Securities sold short proceeds	$–	$–		$17,875,674	$–	$–
Written options premium received	$6,537,688	$112,771,370		$876,913	$–	$2,418,207

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 12).

YieldMax XYZ Option Income Strategy ETF
ASSETS:
Investments, at value (Note 2)	$67,324,801
Receivable for investments sold	1,085,286
Deposit at broker for options contracts	700,919
Interest receivable	117,473
Dividends receivable	3,929
Total assets	69,232,408

LIABILITIES:
Written option contracts, at value (Note 2)	6,168,407

The accompanying notes are an integral part of these financial statements.	70

Statements of Assets and Liabilities	YieldMax ETFs

October 31, 2025

	YieldMax XYZ Option Income Strategy ETF
Payable for investments purchased	594,734
Payable to adviser (Note 4)	57,233
Total liabilities	6,820,374
NET ASSETS	$62,412,034

NET ASSETS CONSISTS OF:
Paid-in capital	$77,306,035
Total accumulated losses	(14,894,001)
Total net assets	$62,412,034

Net assets	$62,412,034
Shares issued and outstanding(a)	1,455,000	(b)
Net asset value per share	$42.89

COST:
Investments, at cost	$67,425,899

PROCEEDS:
Written options premium received	$7,420,755

(a)	Unlimited shares authorized without par value.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 12).

The accompanying notes are an integral part of these financial statements.	71

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

	YieldMax AAPL Option Income Strategy ETF	YieldMax ABNB Option Income Strategy ETF	YieldMax AI Option Income Strategy ETF	YieldMax AMD Option Income Strategy ETF	YieldMax AMZN Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$128,951	$69,239	$106,507	$171,918	$207,367
Interest income	5,289,443	1,226,501	3,808,529	6,130,874	11,193,474
Total investment income	5,418,394	1,295,740	3,915,036	6,302,792	11,400,841

EXPENSES:
Investment advisory fee (Note 4)	1,294,591	319,205	864,345	1,614,740	2,632,839
Interest expense	64,887	5,149	2,218	19,833	271,844
Total expenses	1,359,478	324,354	866,563	1,634,573	2,904,683
NET INVESTMENT INCOME	4,058,916	971,386	3,048,473	4,668,219	8,496,158

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,219,171	(4,879,970)	(30,085,013)	139,175,257	31,197,894
Written option contracts	(19,998,205)	7,662	(31,142,664)	(62,356,935)	8,790,996
Net realized gain (loss)	4,220,966	(4,872,308)	(61,227,677)	76,818,322	39,988,890
Net change in unrealized appreciation (depreciation) on:
Investments	4,336,389	(6,103)	(2,276,720)	5,680,073	5,559,068
Written option contracts	3,457,637	569,311	994,773	4,721,436	6,271,151
Net change in unrealized appreciation (depreciation)	7,794,026	563,208	(1,281,947)	10,401,509	11,830,219
Net realized and unrealized gain (loss)	12,014,992	(4,309,100)	(62,509,624)	87,219,831	51,819,109
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$16,073,908	$(3,337,714)	$(59,461,151)	$91,888,050	$60,315,267

	YieldMax BABA Option Income Strategy ETF	YieldMax Bitcoin Option Income Strategy ETF	YieldMax BRK.B Option Income Strategy ETF(a)	YieldMax COIN Option Income Strategy ETF	YieldMax CVNA Option Income Strategy ETF(b)
INVESTMENT INCOME:
Dividend income	$68,949	$138,394	$23,333	$782,565	$45,651
Interest income	1,614,136	2,917,695	299,008	50,422,057	1,459,008
Total investment income	1,683,085	3,056,089	322,341	51,204,622	1,504,659

EXPENSES:
Investment advisory fee (Note 4)	447,064	1,199,442	82,650	11,559,288	386,922
Interest expense	36	37,758	1,299	578,858	37,413
Total expenses	447,100	1,237,200	83,949	12,138,146	424,335
NET INVESTMENT INCOME	1,235,985	1,818,888	238,392	39,066,476	1,080,324

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,717,733	8,506,657	(481,062)	524,209,127	9,727,792
Written option contracts	(8,154,429)	31,969,639	702,401	(370,787,951)	7,040,248
Net realized gain (loss)	8,563,304	40,476,296	221,339	153,421,176	16,768,040
Net change in unrealized appreciation (depreciation) on:
Investments	7,174,287	(6,091,553)	(834,357)	16,209,955	343,095
Written option contracts	3,688,863	(10,013,922)	(92,612)	82,800,279	590,198
Net change in unrealized appreciation (depreciation)	10,863,150	(16,105,475)	(926,969)	99,010,234	933,293
Net realized and unrealized gain (loss)	19,426,454	24,370,821	(705,630)	252,431,410	17,701,333
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$20,662,439	$26,189,709	$(467,238)	$291,497,886	$18,781,657

(a)	Inception date of the Fund was June 4, 2025.

(b)	Inception date of the Fund was January 29, 2025.

The accompanying notes are an integral part of these financial statements.	72

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

	YieldMax DIS Option Income Strategy ETF	YieldMax DKNG Option Income Strategy ETF(a)	YieldMax Gold Miners Option Income Strategy ETF	YieldMax GOOGL Option Income Strategy ETF	YieldMax HOOD Option Income Strategy ETF(b)
INVESTMENT INCOME:
Dividend income	$44,516	$8,095	$138,721	$111,781	$65,965
Interest income	1,494,977	150,989	3,080,335	5,030,558	2,391,376
Total investment income	1,539,493	159,084	3,219,056	5,142,339	2,457,341

EXPENSES:
Investment advisory fee (Note 4)	362,291	35,041	823,357	1,218,104	717,398
Interest expense	80,756	1,332	7,806	183,425	817
Total expenses	443,047	36,373	831,163	1,401,529	718,215
NET INVESTMENT INCOME	1,096,446	122,711	2,387,893	3,740,810	1,739,126

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,289,468	(3,111,571)	46,098,253	45,015,547	85,726,175
Written option contracts	(755,987)	(6,435,255)	(99,980)	(18,897,239)	(6,910,326)
Net realized gain (loss)	1,533,481	(9,546,826)	45,998,273	26,118,308	78,815,849
Net change in unrealized appreciation (depreciation) on:
Investments	(211,275)	(291,554)	(8,833,779)	25,914,653	(1,472,478)
Written option contracts	(167,045)	(261,530)	(2,476,655)	3,698,685	6,651,331
Net change in unrealized appreciation (depreciation)	(378,320)	(553,084)	(11,310,434)	29,613,338	5,178,853
Net realized and unrealized gain (loss)	1,155,161	(10,099,910)	34,687,839	55,731,646	83,994,702
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,251,607	$(9,977,199)	$37,075,732	$59,472,456	$85,733,828

(a)	Inception date of the Fund was July 14, 2025.

(b)	Inception date of the Fund was May 7, 2025.

	YieldMax Innovation Option Income Strategy ETF	YieldMax JPM Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETFs	YieldMax MARA Option Income Strategy ETF(a)	YieldMax META Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$101,375	$63,901	$256,438	$86,861	$145,912
Dividend income from affiliated securities(b)	–	–	87,897,509	–	–
Interest income	2,667,097	2,030,096	–	2,469,986	6,916,752
Total investment income	2,768,472	2,093,997	88,153,947	2,556,847	7,062,664

EXPENSES:
Investment advisory fee (Note 4)	707,289	522,833	977,093	608,508	1,631,685
Interest expense	10,159	25,542	2	8,295	122,258
Total expenses	717,448	548,375	977,095	616,803	1,753,943
NET INVESTMENT INCOME	2,051,024	1,545,622	87,176,852	1,940,044	5,308,721

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	28,064,264	9,410,361	82,336	(29,674,208)	10,342,417
Investments in affiliated securities	–	–	(19,899,796)	–	–
Written option contracts	(5,863,215)	(2,757,857)	(3,556,189)	22,569,504	17,137,200
In-kind redemptions on affiliated securities	–	–	2,378,583	–	–
Net realized gain (loss)	22,201,049	6,652,504	(20,995,066)	(7,104,704)	27,479,617
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	6,177,484	1,056,091	3,955,712	271,245	(8,469,955)
Investments in affiliated securities	–	–	13,553,028	–	–
Written option contracts	2,016,859	1,855,227	3,167,154	(354,593)	(13,551,707)

The accompanying notes are an integral part of these financial statements.	73

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

	YieldMax Innovation Option Income Strategy ETF	YieldMax JPM Option Income Strategy ETF	YieldMax Magnificent 7 Fund of Option Income ETFs	YieldMax MARA Option Income Strategy ETF(a)	YieldMax META Option Income Strategy ETF
Net change in unrealized appreciation (depreciation)	8,194,343	2,911,318	20,675,894	(83,348)	(22,021,662)
Net realized and unrealized gain (loss)	30,395,392	9,563,822	(319,172)	(7,188,052)	5,457,955
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$32,446,416	$11,109,444	$86,857,680	$(5,248,008)	$10,766,676

(a)	Inception date of the Fund was December 9, 2024.

(b)	Net return of capital distributions of $-, $-, $77,671,501, $-, $-.

	YieldMax MRNA Option Income Strategy ETF	YieldMax MSFT Option Income Strategy ETF	YieldMax MSTR Option Income Strategy ETF	YieldMax NFLX Option Income Strategy ETF	YieldMax NVDA Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$91,355	$127,143	$1,739,513	$118,754	$847,578
Interest income	3,459,785	5,117,454	111,327,752	5,253,559	61,735,093
Total investment income	3,551,140	5,244,597	113,067,265	5,372,313	62,582,671

EXPENSES:
Investment advisory fee (Note 4)	788,394	1,223,441	32,010,413	1,259,877	15,387,704
Interest expense	7,001	52,143	1,167,795	22,276	1,560,647
Total expenses	795,395	1,275,584	33,178,208	1,282,153	16,948,351
NET INVESTMENT INCOME	2,755,745	3,969,013	79,889,057	4,090,160	45,634,320

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	(50,215,900)	3,464,271	(1,131,382,812)	18,631,899	280,863,637
Written option contracts	(1,460,159)	11,927,454	632,135,497	19,151,241	79,869,619
Net realized gain (loss)	(51,676,059)	15,391,725	(499,247,315)	37,783,140	360,733,256
Net change in unrealized appreciation (depreciation) on:
Investments	1,885,188	2,569,914	(151,545,130)	(8,071,120)	112,968,842
Written option contracts	5,355,506	3,433,815	(159,377,125)	(9,177,758)	45,402,937
Net change in unrealized appreciation (depreciation)	7,240,694	6,003,729	(310,922,255)	(17,248,878)	158,371,779
Net realized and unrealized gain (loss)	(44,435,365)	21,395,454	(810,169,570)	20,534,262	519,105,035
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(41,679,620)	$25,364,467	$(730,280,513)	$24,624,422	$564,739,355

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax RBLX Option Income Strategy ETF(a)	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$334,015	$72,246	$2,788	$83,279	$57,079
Interest income	12,710,477	2,278,356	135,246	1,584,306	400,456
Total investment income	13,044,492	2,350,602	138,034	1,667,585	457,535

EXPENSES:
Investment advisory fee (Note 4)	3,480,680	542,337	36,531	397,188	107,179
Interest expense	270,279	173,497	–	21,361	10,371
Total expenses	3,750,959	715,834	36,531	418,549	117,550
NET INVESTMENT INCOME	9,293,533	1,634,768	101,503	1,249,036	339,985

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	180,691,374	(5,141,739)	(2,847,727)	5,820,389	(1,187,425)

The accompanying notes are an integral part of these financial statements.	74

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

	YieldMax PLTR Option Income Strategy ETF	YieldMax PYPL Option Income Strategy ETF	YieldMax RBLX Option Income Strategy ETF(a)	YieldMax Short COIN Option Income Strategy ETF	YieldMax Short N100 Option Income Strategy ETF
Written option contracts	71,448,144	(7,870,859)	1,084,654	(31,801,770)	(951,060)
Securities sold short	(460)	–	–	–	–
Net realized gain (loss)	252,139,058	(13,012,598)	(1,763,073)	(25,981,381)	(2,138,485)
Net change in unrealized appreciation (depreciation) on:
Investments	40,036,162	812,944	(2,141,750)	(5,419,540)	(65,800)
Written option contracts	21,475,659	943,201	(177,923)	(1,739,604)	(132,236)
Securities sold short	119	–	–	–	–
Net change in unrealized appreciation (depreciation)	61,511,940	1,756,145	(2,319,673)	(7,159,144)	(198,036)
Net realized and unrealized gain (loss)	313,650,998	(11,256,453)	(4,082,746)	(33,140,525)	(2,336,521)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$322,944,531	$(9,621,685)	$(3,981,243)	$(31,891,489)	$(1,996,536)

(a)	Inception date of the Fund was July 28, 2025.

	YieldMax Short NVDA Option Income Strategy ETF	YieldMax Short TSLA Option Income Strategy ETF	YieldMax SMCI Option Income Strategy ETF	YieldMax SNOW Option Income Strategy ETF	YieldMax TSLA Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$32,664	$61,758	$197,416	$64,705	$803,542
Interest income	406,924	991,635	6,826,990	2,325,011	44,719,142
Total investment income	439,588	1,053,393	7,024,406	2,389,716	45,522,684

EXPENSES:
Investment advisory fee (Note 4)	109,220	253,007	1,781,389	612,624	10,835,101
Interest expense	5,717	12,269	41,704	5,128	836,289
Total expenses	114,937	265,276	1,823,093	617,752	11,671,390
NET INVESTMENT INCOME	324,651	788,117	5,201,313	1,771,964	33,851,294

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	(378,729)	(6,390,836)	112,261,407	11,916,721	515,204,728
Written option contracts	(4,852,176)	(5,835,227)	(47,125,077)	5,877,211	(142,002,196)
Net realized gain (loss)	(5,230,905)	(12,226,063)	65,136,330	17,793,932	373,202,532
Net change in unrealized appreciation (depreciation) on:
Investments	99,827	(1,003,694)	(2,599,573)	8,808,062	70,213,525
Written option contracts	154,441	(2,626,999)	105,946	4,381,136	35,616,382
Net change in unrealized appreciation (depreciation)	254,268	(3,630,693)	(2,493,627)	13,189,198	105,829,907
Net realized and unrealized gain (loss)	(4,976,637)	(15,856,756)	62,642,703	30,983,130	479,032,439
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(4,651,986)	$(15,068,639)	$67,844,016	$32,755,094	$512,883,733

The accompanying notes are an integral part of these financial statements.	75

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

	YieldMax TSM Option Income Strategy ETF	YieldMax Ultra Option Income Strategy ETF	YieldMax Ultra Short Option Income Strategy ETF(a)	YieldMax Universe Fund of Option Income ETFs	YieldMax XOM Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$91,818	$6,144,974	$22,003	$605,774	$65,613
Dividend income from affiliated securities(b)	–	–	–	213,643,847	–
Interest income	1,826,409	29,235	66,414	28,391	2,015,682
Total investment income	1,918,227	6,174,209	88,417	214,278,012	2,081,295

EXPENSES:
Investment advisory fee (Note 4)	502,491	13,609,240	30,995	2,335,642	494,877
Interest expense	6,501	1,331,720	2,743	–	90,963
Total expenses	508,992	14,940,960	33,738	2,335,642	585,840
Expense reimbursement by Adviser	–	(1,097,519)	(2,500)	–	–
Net expenses	508,992	13,843,441	31,238	2,335,642	585,840
NET INVESTMENT INCOME/(LOSS)	1,409,235	(7,669,232)	57,179	211,942,370	1,495,455

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	16,524,102	225,634,266	547,098	(8,475,726)	(5,478,822)
Investments in affiliated securities	–	–	–	(52,440,352)	–
Long-term capital gains on investments in affiliated securities	–	–	–	2,266,405	–
Written option contracts	4,008,247	(319,300,011)	1,137,596	(1,168,893)	3,520,178
Securities sold short	–	–	(3,059,280)	–	–
In-kind redemptions on affiliated securities	–	–	–	6,077,602	–
Net realized gain (loss)	20,532,349	(93,665,745)	(1,374,586)	(53,740,964)	(1,958,644)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	224,235	238,743,435	19,926	(15,206)	183,525
Investments in affiliated securities	–	–	–	708,546	–
Written option contracts	1,523,251	562,677	23,467	(1,364,799)	(162,976)
Securities sold short	–	–	(811,957)	–	–
Net change in unrealized appreciation (depreciation)	1,747,486	239,306,112	(768,564)	(671,459)	20,549
Net realized and unrealized gain (loss)	22,279,835	145,640,367	(2,143,150)	(54,412,423)	(1,938,095)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$23,689,070	$137,971,135	$(2,085,971)	$157,529,947	$(442,640)

(a)	Inception date of the Fund was August 20, 2025.

(b)	Net of return of capital distributions of $-, $-, $-, $276,629,335, $-.

The accompanying notes are an integral part of these financial statements.	76

Statements of Operations	YieldMax ETFs

For the Periods Ended October 31, 2025

YieldMax XYZ Option Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$79,869
Interest income	2,929,598
Total investment income	3,009,467

EXPENSES:
Investment advisory fee (Note 4)	700,934
Interest expense	258,987
Total expenses	959,921
NET INVESTMENT INCOME	2,049,546

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	14,212,047
Written option contracts	(26,944,209)
Net realized gain (loss)	(12,732,162)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,351,428)
Written option contracts	(704,607)
Net change in unrealized appreciation (depreciation)	(2,056,035)
Net realized and unrealized gain (loss)	(14,788,197)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(12,738,651)

The accompanying notes are an integral part of these financial statements.	77

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AAPL Option Income Strategy ETF		YieldMax ABNB Option Income Strategy ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025		Period ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,058,916	$2,539,590	$971,386		$106,572
Net realized gain (loss)	4,220,966	7,735,438	(4,872,308)		89,477
Net change in unrealized appreciation (depreciation)	7,794,026	2,121,758	563,208		514,499
Net increase (decrease) in net assets from operations	16,073,908	12,396,786	(3,337,714)		710,548

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(15,034,941)	(7,952,933)	(970,138)		(782,854)
From return of capital	(28,724,087)	(7,942,237)	(12,986,440)		(480,389)
Total distributions to shareholders	(43,759,028)	(15,895,170)	(13,956,578)		(1,263,243)

CAPITAL TRANSACTIONS:
Shares sold	129,199,180	57,645,405	45,930,595		19,731,438
Shares redeemed	(38,649,102)	(18,076,480)	(14,403,165)		(2,439,675)
ETF transaction fees (Note 8)	33,570	15,144	12,067		3,934
Net increase (decrease) in net assets from capital transactions	90,583,648	39,584,069	31,539,497		17,295,697

NET INCREASE (DECREASE) IN NET ASSETS	62,898,528	36,085,685	14,245,205		16,743,002

NET ASSETS:
Beginning of the periods	92,464,132	56,378,447	16,743,002		–
End of the periods	$155,362,660	$92,464,132	$30,988,207		$16,743,002

SHARES TRANSACTIONS
Shares sold	8,650,000	3,225,000	3,400,000		1,175,000
Shares redeemed	(2,700,000)	(975,000)	(1,200,000)		(150,000)
Reverse stock split	–	–	(2,580,000	)(b)	–
Total increase (decrease) in shares outstanding	5,950,000	2,250,000	(380,000)		1,025,000

(a)	Inception date of the Fund was June 24, 2024.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax AI Option Income Strategy ETF		YieldMax AMD Option Income Strategy ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$3,048,473	$878,479	$4,668,219	$3,522,687
Net realized gain (loss)	(61,227,677)	(11,544,721)	76,818,322	4,775,836
Net change in unrealized appreciation (depreciation)	(1,281,947)	897,105	10,401,509	(15,081,804)
Net increase (decrease) in net assets from operations	(59,461,151)	(9,769,137)	91,888,050	(6,783,281)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,049,052)	(874,595)	(80,745,177)	(9,911,652)
From return of capital	(64,204,751)	(13,131,653)	(38,366,621)	(43,650,526)
Total distributions to shareholders	(67,253,803)	(14,006,248)	(119,111,798)	(53,562,178)

CAPITAL TRANSACTIONS:
Shares sold	219,495,812	71,703,313	269,706,637	221,236,288
Shares redeemed	(42,535,940)	(13,672,755)	(131,748,490)	(45,374,730)
ETF transaction fees (Note 8)	52,407	17,075	79,617	53,322
Net increase (decrease) in net assets from capital transactions	177,012,279	58,047,633	138,037,764	175,914,880

NET INCREASE (DECREASE) IN NET ASSETS	50,297,325	34,272,248	110,814,016	115,569,421

NET ASSETS:
Beginning of the periods	34,272,248	–	121,220,705	5,651,284

The accompanying notes are an integral part of these financial statements.	78

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AI Option Income Strategy ETF			YieldMax AMD Option Income Strategy ETF
	Year ended October 31, 2025		Period ended October 31, 2024(a)	Year ended October 31, 2025		Year ended October 31, 2024
End of the periods	$84,569,573		$34,272,248	$232,034,721		$121,220,705

SHARES TRANSACTIONS
Shares sold	39,575,000		5,150,000	28,950,000		11,825,000
Shares redeemed	(9,300,000)		(1,050,000)	(15,000,000)		(2,475,000)
Reverse stock split	(30,937,500	)(b)	–	(18,880,000	)(c)	–
Total increase (decrease) in shares outstanding	(662,500)		4,100,000	(4,930,000)		9,350,000

(a)	Inception date of the Fund was November 27, 2023.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

(c)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

	YieldMax AMZN Option Income Strategy ETF		YieldMax BABA Option Income Strategy ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Period ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$8,496,158	$3,927,612	$1,235,985	$72,948
Net realized gain (loss)	39,988,890	4,655,652	8,563,304	2,800,531
Net change in unrealized appreciation (depreciation)	11,830,219	1,684,873	10,863,150	(2,353,050)
Net increase (decrease) in net assets from operations	60,315,267	10,268,137	20,662,439	520,429

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(58,900,818)	(11,939,727)	(20,203,501)	(1,351,303)
From return of capital	(66,473,190)	(26,751,756)	(12,746,267)	–
Total distributions to shareholders	(125,374,008)	(38,691,483)	(32,949,768)	(1,351,303)

CAPITAL TRANSACTIONS:
Shares sold	284,300,035	183,046,380	123,920,828	23,431,765
Shares redeemed	(86,605,868)	(9,481,770)	(72,979,758)	(1,589,377)
ETF transaction fees (Note 8)	74,181	38,506	39,179	4,504
Net increase (decrease) in net assets from capital transactions	197,768,348	173,603,116	50,980,249	21,846,892

NET INCREASE (DECREASE) IN NET ASSETS	132,709,607	145,179,770	38,692,920	21,016,018

NET ASSETS:
Beginning of the periods	178,929,681	33,749,911	21,016,018	–
End of the periods	$311,639,288	$178,929,681	$59,708,938	$21,016,018

SHARES TRANSACTIONS
Shares sold	16,375,000	8,425,000	6,750,000	1,075,000
Shares redeemed	(4,975,000)	(475,000)	(3,925,000)	(75,000)
Total increase (decrease) in shares outstanding	11,400,000	7,950,000	2,825,000	1,000,000

(a)	Inception date of the Fund was August 7, 2024.

	YieldMax Bitcoin Option Income Strategy ETF		YieldMax BRK.B Option Income Strategy ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Period ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$1,818,888	$196,447	$238,392
Net realized gain (loss)	40,476,296	(10,846,767)	221,339
Net change in unrealized appreciation (depreciation)	(16,105,475)	8,891,106	(926,969)

The accompanying notes are an integral part of these financial statements.	79

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Bitcoin Option Income Strategy ETF			YieldMax BRK.B Option Income Strategy ETF
	Year ended October 31, 2025		Period ended October 31, 2024(a)	Period ended October 31, 2025(b)
Net increase (decrease) in net assets from operations	26,189,709		(1,759,214)	(467,238)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,672,283)		(687,940)	(483,762)
From return of capital	(54,152,615)		(15,428,412)	(1,357,456)
Total distributions to shareholders	(77,824,898)		(16,116,352)	(1,841,218)

CAPITAL TRANSACTIONS:
Shares sold	215,887,225		111,001,130	43,556,438
Shares redeemed	(102,083,305)		(45,326,800)	(8,314,188)
ETF transaction fees (Note 8)	63,594		30,766	10,124
Net increase (decrease) in net assets from capital transactions	113,867,514		65,705,096	35,252,374

NET INCREASE (DECREASE) IN NET ASSETS	62,232,325		47,829,530	32,943,918

NET ASSETS:
Beginning of the periods	47,829,530		–	–
End of the periods	$110,061,855		$47,829,530	$32,943,918

SHARES TRANSACTIONS
Shares sold	18,100,000		6,900,000	900,000
Shares redeemed	(9,350,000)		(3,150,000)	(175,000)
Reverse stock split	(10,000,000	)(c)	–	–
Total increase (decrease) in shares outstanding	(1,250,000)		3,750,000	725,000

(a)	Inception date of the Fund was April 22, 2024.

(b)	Inception date of the Fund was June 4, 2025.

(c)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 28, 2025 (Note 12).

	YieldMax COIN Option Income Strategy ETF		YieldMax CVNA Option Income Strategy ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$39,066,476	$18,167,917	$1,080,324
Net realized gain (loss)	153,421,176	101,236,234	16,768,040
Net change in unrealized appreciation (depreciation)	99,010,234	(121,778,731)	933,293
Net increase (decrease) in net assets from operations	291,497,886	(2,374,580)	18,781,657

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(252,154,941)	(130,427,868)	(19,128,290)
From return of capital	(925,803,792)	(274,839,752)	(14,341,853)
Total distributions to shareholders	(1,177,958,733)	(405,267,620)	(33,470,143)

CAPITAL TRANSACTIONS:
Shares sold	2,442,407,610	1,169,856,957	122,909,758
Shares redeemed	(941,670,295)	(172,263,215)	(54,083,643)
ETF transaction fees (Note 8)	676,816	268,424	–
Net increase (decrease) in net assets from capital transactions	1,501,414,131	997,862,166	68,826,115

NET INCREASE (DECREASE) IN NET ASSETS	614,953,284	590,219,966	54,137,629

NET ASSETS:
Beginning of the periods	655,234,612	65,014,646	–

The accompanying notes are an integral part of these financial statements.	80

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax COIN Option Income Strategy ETF			YieldMax CVNA Option Income Strategy ETF
	Year ended October 31, 2025		Year ended October 31, 2024	Period ended October 31, 2025(a)
End of the periods	$1,270,187,896		$655,234,612	$54,137,629

SHARES TRANSACTIONS
Shares sold	249,000,000		58,775,000	3,025,000
Shares redeemed	(102,025,000)		(8,500,000)	(1,325,000)
Reverse stock split	(180,495,000	)(b)	–	–
Total increase (decrease) in shares outstanding	(33,520,000)		50,275,000	1,700,000

(a)	Inception date of the Fund was January 29, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax DIS Option Income Strategy ETF		YieldMax DKNG Option Income Strategy ETF
	Year ended October 31, 2025	Year ended October 31, 2024	Period ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,096,446	$538,435	$122,711
Net realized gain (loss)	1,533,481	(1,777,865)	(9,546,826)
Net change in unrealized appreciation (depreciation)	(378,320)	497,689	(553,084)
Net increase (decrease) in net assets from operations	2,251,607	(741,741)	(9,977,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,095,662)	(666,805)	(122,197)
From return of capital	(11,379,403)	(3,706,250)	(2,144,281)
Total distributions to shareholders	(12,475,065)	(4,373,055)	(2,266,478)

CAPITAL TRANSACTIONS:
Shares sold	38,459,393	27,578,670	43,380,043
Shares redeemed	(15,579,940)	(3,938,118)	(2,337,045)
ETF transaction fees (Note 8)	10,808	6,303	8,893
Net increase (decrease) in net assets from capital transactions	22,890,261	23,646,855	41,051,891

NET INCREASE (DECREASE) IN NET ASSETS	12,666,803	18,532,059	28,808,214

NET ASSETS:
Beginning of the periods	22,528,505	3,996,446	–
End of the periods	$35,195,308	$22,528,505	$28,808,214

SHARES TRANSACTIONS
Shares sold	2,500,000	1,450,000	950,000
Shares redeemed	(1,125,000)	(225,000)	(50,000)
Total increase (decrease) in shares outstanding	1,375,000	1,225,000	900,000

(a)	Inception date of the Fund was July 14, 2025.

	YieldMax Gold Miners Option Income Strategy ETF		YieldMax GOOGL Option Income Strategy ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$2,387,893	$329,405	$3,740,810	$1,540,083
Net realized gain (loss)	45,998,273	(94,669)	26,118,308	(6,293,239)
Net change in unrealized appreciation (depreciation)	(11,310,434)	42,853	29,613,338	6,338,039

The accompanying notes are an integral part of these financial statements.	81

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Gold Miners Option Income Strategy ETF		YieldMax GOOGL Option Income Strategy ETF
	Year ended October 31, 2025	Period ended October 31, 2024(a)	Year ended October 31, 2025	Year ended October 31, 2024
Net increase (decrease) in net assets from operations	37,075,732	277,589	59,472,456	1,584,883

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(46,772,715)	(961,525)	(56,540,890)	(1,894,535)
From return of capital	–	(2,062,505)	–	(11,181,438)
Total distributions to shareholders	(46,772,715)	(3,024,030)	(56,540,890)	(13,075,973)

CAPITAL TRANSACTIONS:
Shares sold	204,088,162	36,420,648	163,426,440	74,778,135
Shares redeemed	(38,881,622)	(2,264,633)	(43,341,427)	(8,685,733)
ETF transaction fees (Note 8)	48,594	7,137	41,353	16,693
Net increase (decrease) in net assets from capital transactions	165,255,134	34,163,152	120,126,366	66,109,095

NET INCREASE (DECREASE) IN NET ASSETS	155,558,151	31,416,711	123,057,932	54,618,005

NET ASSETS:
Beginning of the periods	31,416,711	–	70,951,597	16,333,592
End of the periods	$186,974,862	$31,416,711	$194,009,529	$70,951,597

SHARES TRANSACTIONS
Shares sold	12,675,000	1,950,000	11,900,000	4,375,000
Shares redeemed	(2,425,000)	(125,000)	(3,275,000)	(525,000)
Total increase (decrease) in shares outstanding	10,250,000	1,825,000	8,625,000	3,850,000

(a)	Inception date of the Fund was May 20, 2024.

	YieldMax HOOD Option Income Strategy ETF	YieldMax Innovation Option Income Strategy ETF
	Period ended October 31, 2025(a)	Year ended October 31, 2025	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,739,126	$2,051,024	$2,813,231
Net realized gain (loss)	78,815,849	22,201,049	(8,676,835)
Net change in unrealized appreciation (depreciation)	5,178,853	8,194,343	18,820,293
Net increase (decrease) in net assets from operations	85,733,828	32,446,416	12,956,689

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(85,010,320)	(23,903,921)	(2,803,181)
From return of capital	–	(13,919,822)	(23,765,706)
Total distributions to shareholders	(85,010,320)	(37,823,743)	(26,568,887)

CAPITAL TRANSACTIONS:
Shares sold	372,968,958	77,667,283	28,369,395
Shares redeemed	(123,325,403)	(35,072,962)	(27,422,377)
ETF transaction fees (Note 8)	98,759	22,548	11,158
Net increase (decrease) in net assets from capital transactions	249,742,314	42,616,869	958,176

NET INCREASE (DECREASE) IN NET ASSETS	250,465,822	37,239,542	(12,654,022)

NET ASSETS:
Beginning of the periods	–	54,444,394	67,098,416
End of the periods	$250,465,822	$91,683,936	$54,444,394

The accompanying notes are an integral part of these financial statements.	82

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax HOOD Option Income Strategy ETF	YieldMax Innovation Option Income Strategy ETF
	Period ended October 31, 2025(a)	Year ended October 31, 2025		Year ended October 31, 2024
SHARES TRANSACTIONS
Shares sold	5,425,000	8,500,000		2,450,000
Shares redeemed	(1,750,000)	(3,800,000)		(2,400,000)
Reverse stock split	–	(8,260,000	)(b)	–
Total increase (decrease) in shares outstanding	3,675,000	(3,560,000)		50,000

(a)	Inception date of the Fund was May 7, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax JPM Option Income Strategy ETF		YieldMax Magnificent 7 Fund of Option Income ETFs
	Year ended October 31, 2025	Year ended October 31, 2024	Year ended October 31, 2025	Period ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$1,545,622	$597,777	$87,176,852	$10,364,715
Net realized gain (loss)	6,652,504	817,182	(20,995,066)	703,694
Net change in unrealized appreciation (depreciation)	2,911,318	(17,107)	20,675,894	(2,644,773)
Net increase (decrease) in net assets from operations	11,109,444	1,397,852	86,857,680	8,423,636

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,821,815)	(1,423,567)	(97,057,984)	(11,300,209)
From return of capital	(5,654,710)	(1,980,575)	(63,741,071)	(12,967,418)
Total distributions to shareholders	(16,476,525)	(3,404,142)	(160,799,055)	(24,267,627)

CAPITAL TRANSACTIONS:
Shares sold	61,689,630	29,986,308	396,904,483	219,703,880
Shares redeemed	(21,842,053)	(4,857,290)	(33,793,995)	(21,189,100)
ETF transaction fees (Note 8)	16,706	6,969	–	–
Net increase (decrease) in net assets from capital transactions	39,864,283	25,135,987	363,110,488	198,514,780

NET INCREASE (DECREASE) IN NET ASSETS	34,497,202	23,129,697	289,169,113	182,670,789

NET ASSETS:
Beginning of the periods	26,428,161	3,298,464	182,670,789	–
End of the periods	$60,925,363	$26,428,161	$471,839,902	$182,670,789

SHARES TRANSACTIONS
Shares sold	3,525,000	1,525,000	23,050,000	10,900,000
Shares redeemed	(1,275,000)	(250,000)	(2,150,000)	(1,100,000)
Total increase (decrease) in shares outstanding	2,250,000	1,275,000	20,900,000	9,800,000

(a)	Inception date of the Fund was January 29, 2024.

	YieldMax MARA Option Income Strategy ETF	YieldMax META Option Income Strategy ETF
	Period ended October 31, 2025(a)	Year ended October 31, 2025	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$1,940,044	$5,308,721	$2,513,383
Net realized gain (loss)	(7,104,704)	27,479,617	18,322,251
Net change in unrealized appreciation (depreciation)	(83,348)	(22,021,662)	1,583,662
Net increase (decrease) in net assets from operations	(5,248,008)	10,766,676	22,419,296

The accompanying notes are an integral part of these financial statements.	83

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MARA
	Option Income	YieldMax META Option Income
	Strategy ETF	Strategy ETF
	Period ended	Year ended	Year ended
	October 31, 2025(a)	October 31, 2025	October 31, 2024
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,937,869)	(31,014,311)	(24,199,271)
From return of capital	(61,879,849)	(38,646,322)	(5,732,114)
Total distributions to shareholders	(63,817,718)	(69,660,633)	(29,931,385)

CAPITAL TRANSACTIONS:
Shares sold	270,806,478	151,992,875	137,746,925
Shares redeemed	(105,841,933)	(66,639,815)	(14,131,075)
ETF transaction fees (Note 8)	74,580	43,727	30,376
Net increase (decrease) in net assets from capital transactions	165,039,125	85,396,787	123,646,226

NET INCREASE (DECREASE) IN NET ASSETS	95,973,399	26,502,830	116,134,137

NET ASSETS:
Beginning of the periods	–	128,445,146	12,311,009
End of the periods	$95,973,399	$154,947,976	$128,445,146

SHARES TRANSACTIONS
Shares sold	11,125,000	8,600,000	6,750,000
Shares redeemed	(5,200,000)	(3,800,000)	(725,000)
Total increase (decrease) in shares outstanding	5,925,000	4,800,000	6,025,000

(a)	Inception date of the Fund was December 9, 2024.

	YieldMax MRNA Option Income		YieldMax MSFT Option Income
	Strategy ETF		Strategy ETF
	Year ended	Year ended	Year ended	Year ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$2,755,745	$809,578	$3,969,013	$2,026,375
Net realized gain (loss)	(51,676,059)	(18,886,706)	15,391,725	3,680,515
Net change in unrealized appreciation (depreciation)	7,240,694	135,842	6,003,729	(4,848,130)
Net increase (decrease) in net assets from operations	(41,679,620)	(17,941,286)	25,364,467	858,760

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,756,418)	(829,150)	(21,210,197)	(6,248,686)
From return of capital	(63,539,082)	(9,155,627)	(16,093,723)	(8,000,692)
Total distributions to shareholders	(66,295,500)	(9,984,777)	(37,303,920)	(14,249,378)

CAPITAL TRANSACTIONS:
Shares sold	208,406,660	68,569,325	116,609,230	90,153,288
Shares redeemed	(36,847,878)	(13,269,820)	(36,558,455)	(4,466,118)
ETF transaction fees (Note 8)	49,051	16,368	30,634	18,924
Net increase (decrease) in net assets from capital transactions	171,607,833	55,315,873	80,081,409	85,706,094

NET INCREASE (DECREASE) IN NET ASSETS	63,632,713	27,389,810	68,141,956	72,315,476

NET ASSETS:
Beginning of the year	28,841,114	1,451,304	80,849,034	8,533,558
End of the year	$92,473,827	$28,841,114	$148,990,990	$80,849,034

The accompanying notes are an integral part of these financial statements.	84

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MRNA Option Income			YieldMax MSFT Option Income
	Strategy ETF			Strategy ETF
	Year ended		Year ended	Year ended	Year ended
	October 31, 2025		October 31, 2024	October 31, 2025	October 31, 2024
SHARES TRANSACTIONS
Shares sold	66,450,000		4,600,000	6,450,000	4,175,000
Shares redeemed	(15,225,000)		(700,000)	(2,150,000)	(225,000)
Reverse stock split	(49,680,000	)(a)	–	–	–
Total increase (decrease) in shares outstanding	1,545,000		3,900,000	4,300,000	3,950,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 12).

	YieldMax MSTR Option Income			YieldMax NFLX Option Income
	Strategy ETF			Strategy ETF
	Year ended		Period ended	Year ended	Year ended
	October 31, 2025		October 31, 2024(a)	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$79,889,057		$3,758,992	$4,090,160	$1,597,112
Net realized gain (loss)	(499,247,315)		290,278,624	37,783,140	15,463,007
Net change in unrealized appreciation (depreciation)	(310,922,255)		(32,718,175)	(17,248,878)	172,796
Net increase (decrease) in net assets from operations	(730,280,513)		261,319,441	24,624,422	17,232,915

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(144,116,337)		(247,274,410)	(42,195,719)	(17,515,864)
From return of capital	(3,054,672,201)		–	(14,625,321)	(551,336)
Total distributions to shareholders	(3,198,788,538)		(247,274,410)	(56,821,040)	(18,067,200)

CAPITAL TRANSACTIONS:
Shares sold	7,685,899,333		837,555,035	152,795,263	68,005,073
Shares redeemed	(1,541,640,005)		(38,707,543)	(39,090,092)	(31,784,023)
ETF transaction fees (Note 8)	1,845,508		174,753	38,377	19,958
Net increase (decrease) in net assets from capital transactions	6,146,104,836		799,022,245	113,743,548	36,241,008

NET INCREASE (DECREASE) IN NET ASSETS	2,217,035,785		813,067,276	81,546,930	35,406,723

NET ASSETS:
Beginning of the periods	813,067,276		–	51,464,951	16,058,228
End of the periods	$3,030,103,061		$813,067,276	$133,011,881	$51,464,951

SHARES TRANSACTIONS
Shares sold	340,325,000		29,350,000	8,400,000	3,800,000
Shares redeemed	(89,750,000)		(1,375,000)	(2,325,000)	(1,800,000)
Reverse stock split	(222,840,000	)(b)	–	–	–
Total increase (decrease) in shares outstanding	27,735,000		27,975,000	6,075,000	2,000,000

(a)	Inception date of the Fund was February 21, 2024.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

	YieldMax NVDA Option Income		YieldMax PLTR Option Income
	Strategy ETF		Strategy ETF
	Year ended	Year ended	Year ended	Period ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$45,634,320	$20,704,734	$9,293,533	$6,990
Net realized gain (loss)	360,733,256	282,183,166	252,139,058	(194,179)
Net change in unrealized appreciation (depreciation)	158,371,779	25,809,389	61,511,940	7,523
Net increase (decrease) in net assets from operations	564,739,355	328,697,289	322,944,531	(179,666)

The accompanying notes are an integral part of these financial statements.	85

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax NVDA Option Income		YieldMax PLTR Option Income
	Strategy ETF		Strategy ETF
	Year ended	Year ended	Year ended	Period ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024(a)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(586,067,383)	(311,324,754)	(325,167,661)	–
From return of capital	(522,761,687)	(63,150,284)	(1,982,762)	–
Total distributions to shareholders	(1,108,829,070)	(374,475,038)	(327,150,423)	–

CAPITAL TRANSACTIONS:
Shares sold	1,817,785,615	1,226,812,205	1,183,133,912	6,339,543
Shares redeemed	(695,290,400)	(95,177,880)	(509,671,195)	–
ETF transaction fees (Note 8)	502,616	264,398	338,561	768
Net increase (decrease) in net assets from capital transactions	1,122,997,831	1,131,898,723	673,801,278	6,340,311

NET INCREASE (DECREASE) IN NET ASSETS	578,908,116	1,086,120,974	669,595,386	6,160,645

NET ASSETS:
Beginning of the periods	1,244,787,828	158,666,854	6,160,645	–
End of the periods	$1,823,695,944	$1,244,787,828	$675,756,031	$6,160,645

SHARES TRANSACTIONS
Shares sold	98,450,000	46,225,000	17,850,000	125,000
Shares redeemed	(39,425,000)	(4,000,000)	(7,575,000)	–
Total increase (decrease) in shares outstanding	59,025,000	42,225,000	10,275,000	125,000

(a)	Inception date of the Fund was October 7, 2024.

			YieldMax RBLX
	YieldMax PYPL Option Income		Option Income
	Strategy ETF		Strategy ETF
	Year ended	Year ended	Period ended
	October 31, 2025	October 31, 2024	October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,634,768	$616,471	$101,503
Net realized gain (loss)	(13,012,598)	6,896,786	(1,763,073)
Net change in unrealized appreciation (depreciation)	1,756,145	377,038	(2,319,673)
Net increase (decrease) in net assets from operations	(9,621,685)	7,890,295	(3,981,243)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,632,892)	(8,716,230)	(101,309)
From return of capital	(21,350,073)	(697,730)	(3,659,669)
Total distributions to shareholders	(22,982,965)	(9,413,960)	(3,760,978)

CAPITAL TRANSACTIONS:
Shares sold	54,241,653	54,740,170	38,536,713
Shares redeemed	(19,341,850)	(9,382,330)	(1,208,295)
ETF transaction fees (Note 8)	14,716	12,824	7,699
Net increase (decrease) in net assets from capital transactions	34,914,519	45,370,664	37,336,117

NET INCREASE (DECREASE) IN NET ASSETS	2,309,869	43,846,999	29,593,896

NET ASSETS:
Beginning of the periods	45,199,697	1,352,698	–
End of the periods	$47,509,566	$45,199,697	$29,593,896

The accompanying notes are an integral part of these financial statements.	86

Statements of Changes in Net Assets	YieldMax ETFs

				YieldMax RBLX
	YieldMax PYPL Option Income			Option Income
	Strategy ETF			Strategy ETF
	Year ended		Year ended	Period ended
	October 31, 2025		October 31, 2024	October 31, 2025(a)
SHARES TRANSACTIONS
Shares sold	3,625,000		3,000,000	725,000
Shares redeemed	(1,475,000)		(525,000)	(25,000)
Reverse stock split	(3,760,000	)(b)	–	–
Total increase (decrease) in shares outstanding	(1,610,000)		2,475,000	700,000

(a)	Inception date of the Fund was July 28, 2025.

(b)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on December 5, 2025 (Note 12).

	YieldMax Short COIN Option Income			YieldMax Short N100 Option Income
	Strategy ETF			Strategy ETF
	Year ended		Period ended	Year ended	Period ended
	October 31, 2025		October 31, 2024(a)	October 31, 2025	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$1,249,036		$187,643	$339,985	$31,418
Net realized gain (loss)	(25,981,381)		(4,038,270)	(2,138,485)	173,656
Net change in unrealized appreciation (depreciation)	(7,159,144)		4,005,513	(198,036)	(256,760)
Net increase (decrease) in net assets from operations	(31,891,489)		154,886	(1,996,536)	(51,686)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,249,765)		(3,417,195)	(402,030)	(189,417)
From return of capital	(37,739,558)		(2,261,623)	(2,335,403)	–
Total distributions to shareholders	(38,989,323)		(5,678,818)	(2,737,433)	(189,417)

CAPITAL TRANSACTIONS:
Shares sold	137,455,960		54,838,058	19,470,850	6,291,440
Shares redeemed	(63,285,700)		(9,289,688)	(6,394,160)	–
ETF transaction fees (Note 8)	40,148		12,326	5,173	758
Net increase (decrease) in net assets from capital transactions	74,210,408		45,560,696	13,081,863	6,292,198

NET INCREASE (DECREASE) IN NET ASSETS	3,329,596		40,036,764	8,347,894	6,051,095

NET ASSETS:
Beginning of the periods	40,036,764		–	6,051,095	–
End of the periods	$43,366,360		$40,036,764	$14,398,989	$6,051,095

SHARES TRANSACTIONS
Shares sold	26,925,000		2,900,000	1,250,000	325,000
Shares redeemed	(11,350,000)		(525,000)	(400,000)	–
Reverse stock split	(16,155,000	)(c)	–	–	–
Total increase (decrease) in shares outstanding	(580,000)		2,375,000	850,000	325,000

(a)	Inception date of the Fund was July 9, 2024.

(b)	Inception date of the Fund was August 14, 2024.

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax Short NVDA Option Income		YieldMax Short TSLA Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2025	October 31, 2024(a)	October 31, 2025	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$324,651	$69,738	$788,117	$195,942
Net realized gain (loss)	(5,230,905)	(137,892)	(12,226,063)	(320,760)
Net change in unrealized appreciation (depreciation)	254,268	(1,281,150)	(3,630,693)	(1,570,691)

The accompanying notes are an integral part of these financial statements.	87

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Short NVDA Option Income			YieldMax Short TSLA Option Income
	Strategy ETF			Strategy ETF
	Year ended		Period ended	Year ended		Period ended
	October 31, 2025		October 31, 2024(a)	October 31, 2025		October 31, 2024(b)
Net increase (decrease) in net assets from operations	(4,651,986)		(1,349,304)	(15,068,639)		(1,695,509)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(325,903)		(385,033)	(788,181)		(781,280)
From return of capital	(5,854,150)		(442,930)	(18,669,602)		(3,752,805)
Total distributions to shareholders	(6,180,053)		(827,963)	(19,457,783)		(4,534,085)

CAPITAL TRANSACTIONS:
Shares sold	20,263,662		14,309,308	61,629,415		32,236,730
Shares redeemed	(12,048,998)		(1,513,690)	(27,925,010)		(2,929,515)
ETF transaction fees (Note 8)	6,465		2,664	17,911		6,533
Net increase (decrease) in net assets from capital transactions	8,221,129		12,798,282	33,722,316		29,313,748

NET INCREASE (DECREASE) IN NET ASSETS	(2,610,910)		10,621,015	(804,106)		23,084,154

NET ASSETS:
Beginning of the periods	10,621,015		–	23,084,154		–
End of the periods	$8,010,105		$10,621,015	$22,280,048		$23,084,154

SHARES TRANSACTIONS
Shares sold	2,050,000		800,000	11,075,000		2,275,000
Shares redeemed	(1,200,000)		(100,000)	(5,250,000)		(225,000)
Reverse stock split	(1,395,000	)(c)	–	(7,087,500	)(c)	–
Total increase (decrease) in shares outstanding	(545,000)		700,000	(1,262,500)		2,050,000

(a)	Inception date of the Fund was July 23, 2024.

(b)	Inception date of the Fund was May 1, 2024.

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on December 1, 2025 (Note 12).

	YieldMax SMCI Option Income		YieldMax SNOW Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2025	October 31, 2024(a)	October 31, 2025	October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$5,201,313	$22,648	$1,771,964	$189,989
Net realized gain (loss)	65,136,330	(2,912,304)	17,793,932	531,671
Net change in unrealized appreciation (depreciation)	(2,493,627)	(1,283,242)	13,189,198	(1,350,869)
Net increase (decrease) in net assets from operations	67,844,016	(4,172,898)	32,755,094	(629,209)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(68,196,370)	(22,648)	(31,618,740)	(937,968)
From return of capital	(125,814,125)	(1,315,877)	(11,214,140)	(1,820,930)
Total distributions to shareholders	(194,010,495)	(1,338,525)	(42,832,880)	(2,758,898)

CAPITAL TRANSACTIONS:
Shares sold	599,073,888	17,104,548	149,215,410	23,005,275
Shares redeemed	(183,199,678)	–	(71,862,238)	(865,825)
ETF transaction fees (Note 8)	156,455	2,921	44,217	4,274
Net increase (decrease) in net assets from capital transactions	416,030,665	17,107,469	77,397,389	22,143,724

NET INCREASE (DECREASE) IN NET ASSETS	289,864,186	11,596,046	67,319,603	18,755,617

NET ASSETS:
Beginning of the periods	11,596,046	–	18,755,617	–
End of the periods	$301,460,232	$11,596,046	$86,075,220	$18,755,617

The accompanying notes are an integral part of these financial statements.	88

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax SMCI Option Income		YieldMax SNOW Option Income
	Strategy ETF		Strategy ETF
	Year ended	Period ended	Year ended	Period ended
	October 31, 2025	October 31, 2024(a)	October 31, 2025	October 31, 2024(b)
SHARES TRANSACTIONS
Shares sold	29,325,000	350,000	8,675,000	1,225,000
Shares redeemed	(9,450,000)	–	(4,425,000)	(50,000)
Total increase (decrease) in shares outstanding	19,875,000	350,000	4,250,000	1,175,000

(a)	Inception date of the Fund was September 11, 2024.
(b)	Inception date of the Fund was June 10, 2024.

	YieldMax TSLA Option Income				YieldMax TSM Option Income
	Strategy ETF				Strategy ETF
	Year ended		Year ended		Year ended	Period ended
	October 31, 2025		October 31, 2024		October 31, 2025	October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$33,851,294		$31,821,008		$1,409,235	$37,259
Net realized gain (loss)	373,202,532		33,573,917		20,532,349	253,395
Net change in unrealized appreciation (depreciation)	105,829,907		(29,302,181)		1,747,486	(644,853)
Net increase (decrease) in net assets from operations	512,883,733		36,092,744		23,689,070	(354,199)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(378,764,883)		(31,820,428)		(23,424,762)	(569,854)
From return of capital	(542,652,570)		(486,932,585)		(6,458,733)	(466,466)
Total distributions to shareholders	(921,417,453)		(518,753,013)		(29,883,495)	(1,036,320)

CAPITAL TRANSACTIONS:
Shares sold	1,996,041,030		856,132,540		97,856,531	25,624,027
Shares redeemed	(1,128,545,207)		(225,731,279)		(42,213,180)	(1,006,720)
ETF transaction fees (Note 8)	624,917		216,057		27,916	4,826
Net increase (decrease) in net assets from capital transactions	868,120,740		630,617,318		55,671,267	24,622,133

NET INCREASE (DECREASE) IN NET ASSETS	459,587,020		147,957,049		49,476,842	23,231,614

NET ASSETS:
Beginning of the periods	826,581,007		678,623,958		23,231,614	–
End of the periods	$1,286,168,027		$826,581,007		$72,708,456	$23,231,614

SHARES TRANSACTIONS
Shares sold	203,775,000		69,700,000		5,800,000	1,225,000
Shares redeemed	(122,025,000)		(16,900,000)		(2,575,000)	(50,000)
Reverse stock split	(120,820,000	)(c)	(44,725,000	)(b)	–	–
Total increase (decrease) in shares outstanding	(39,070,000)		8,075,000		3,225,000	1,175,000

(a)	Inception date of the Fund was August 20, 2024.

(b)	Share amounts for the Fund have been adjusted for a 1 for 2 reverse stock split effective on February 26, 2024.

(c)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 12).

			YieldMax Ultra
			Short Option
	YieldMax Ultra Option Income		Income Strategy
	Strategy ETF		ETF
	Year ended	Period ended	Period ended
	October 31, 2025	October 31, 2024(a)	October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(7,669,232)	$(348,207)	$57,179
Net realized gain (loss)	(93,665,745)	(11,958,411)	(1,374,586)
Net change in unrealized appreciation (depreciation)	239,306,112	9,654,026	(768,564)

The accompanying notes are an integral part of these financial statements.	89

Statements of Changes in Net Assets	YieldMax ETFs

				YieldMax Ultra
				Short Option
	YieldMax Ultra Option Income			Income Strategy
	Strategy ETF			ETF
	Year ended		Period ended	Period ended
	October 31, 2025		October 31, 2024(a)	October 31, 2025(b)
Net increase (decrease) in net assets from operations	137,971,135		(2,652,592)	(2,085,971)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(346,947,338)		(3,008,277)	(57,146)
From return of capital	(641,667,620)		(89,997,353)	(1,852,482)
Total distributions to shareholders	(988,614,958)		(93,005,630)	(1,909,628)

CAPITAL TRANSACTIONS:
Shares sold	4,158,063,942		344,831,008	24,508,312
Shares redeemed	(1,031,898,730)		(43,819,140)	–
ETF transaction fees (Note 8)	1,037,993		77,230	4,152
Net increase (decrease) in net assets from capital transactions	3,127,203,205		301,089,098	24,512,464

NET INCREASE (DECREASE) IN NET ASSETS	2,276,559,382		205,430,876	20,516,865

NET ASSETS:
Beginning of the periods	205,430,876		–	–
End of the periods	$2,481,990,258		$205,430,876	$20,516,865

SHARES TRANSACTIONS
Shares sold	676,075,000		24,400,000	550,000
Shares redeemed	(196,650,000)		(3,625,000)	–
Reverse stock split	(450,180,000	)(c)	–	–
Total increase (decrease) in shares outstanding	29,245,000		20,775,000	550,000

(a)	Inception date of the Fund was February 28, 2024.

(b)	Inception date of the Fund was August 20, 2025.

(c)	Share amounts for the Fund have been adjusted for a 1 for 10 reverse stock split effective on November 28, 2025 (Note 12).

The accompanying notes are an integral part of these financial statements.	90

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Universe Fund of Option		YieldMax XOM Option Income
	Income ETFs		Strategy ETF
	Year ended	Period ended	Year ended	Year ended
	October 31, 2025	October 31, 2024(a)	October 31, 2025	October 31, 2024
OPERATIONS:
Net investment income (loss)	$211,942,370	$27,964,054	$1,495,455	$735,648
Net realized gain (loss)	(53,740,964)	(15,077,396)	(1,958,644)	389,916
Net change in unrealized appreciation (depreciation)	(671,459)	(5,673,659)	20,549	750,795
Net increase (decrease) in net assets from operations	157,529,947	7,212,999	(442,640)	1,876,359

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(220,883,856)	(27,963,154)	(1,494,392)	(1,792,420)
From return of capital	(247,024,459)	(36,079,501)	(13,448,646)	(2,567,003)
Total distributions to shareholders	(467,908,315)	(64,042,655)	(14,943,038)	(4,359,423)

CAPITAL TRANSACTIONS:
Shares sold	1,080,710,542	443,566,538	59,044,625	35,970,935
Shares redeemed	(153,606,587)	(41,367,053)	(27,013,925)	(7,668,120)
ETF transaction fees (Note 8)	–	364	17,212	8,728
Net increase (decrease) in net assets from capital transactions	927,103,955	402,199,849	32,047,912	28,311,543

NET INCREASE (DECREASE) IN NET ASSETS	616,725,587	345,370,193	16,662,234	25,828,479

NET ASSETS:
Beginning of the periods	345,370,193	–	32,232,423	6,403,944
End of the periods	$962,095,780	$345,370,193	$48,894,657	$32,232,423

SHARES TRANSACTIONS
Shares sold	70,725,000	22,675,000	4,350,000	2,075,000
Shares redeemed	(11,850,000)	(2,275,000)	(2,125,000)	(450,000)
Total increase (decrease) in shares outstanding	58,875,000	20,400,000	2,225,000	1,625,000

(a)	Inception date of the Fund was January 16, 2024.

The accompanying notes are an integral part of these financial statements.	91

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax XYZ Option Income
	Strategy ETF
	Year ended		Year ended
	October 31, 2025		October 31, 2024
OPERATIONS:
Net investment income (loss)	$2,049,546		$1,154,925
Net realized gain (loss)	(12,732,162)		2,873,897
Net change in unrealized appreciation (depreciation)	(2,056,035)		3,128,873
Net increase (decrease) in net assets from operations	(12,738,651)		7,157,695

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,039,524)		(6,862,639)
From return of capital	(43,030,424)		(9,747,016)
Total distributions to shareholders	(45,069,948)		(16,609,655)

CAPITAL TRANSACTIONS:
Shares sold	112,034,900		89,037,003
Shares redeemed	(42,118,968)		(32,886,815)
ETF transaction fees (Note 8)	30,831		24,385
Net increase (decrease) in net assets from capital transactions	69,946,763		56,174,573

NET INCREASE (DECREASE) IN NET ASSETS	12,138,164		46,722,613

NET ASSETS:
Beginning of the year	50,273,870		3,551,257
End of the year	$62,412,034		$50,273,870

SHARES TRANSACTIONS
Shares sold	8,125,000		4,200,000
Shares redeemed	(3,675,000)		(1,575,000)
Reverse stock split	(5,820,000	)(a)	–
Total increase (decrease) in shares outstanding	(1,370,000)		2,625,000

(a)	Share amounts for the Fund have been adjusted for a 1 for 5 reverse stock split effective on November 28, 2025 (Note 12).

The accompanying notes are an integral part of these financial statements.	92

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of interest and tax expense to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding interest and tax expense (d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
YieldMax AAPL Option Income Strategy ETF
10/31/2025	$17.36	0.45	0.78	1.23	(1.65)	–	(3.16)	(4.81)	0.00(g)	$13.78	11.17%	$155,363	1.04%	1.04%	0.05%	0.99%	3.10%	20%
10/31/2024	$18.33	0.69	2.72	3.41	(2.19)	–	(2.19)	(4.38)	0.00(g)	$17.36	21.14%	$92,464	1.06%	1.06%	0.07%	0.99%	3.82%	20%
10/31/2023(h)	$20.00	0.44	0.06	0.50	(0.41)	–	(1.77)	(2.18)	0.01	$18.33	1.88%	$56,378	0.99%	0.99%	–%	0.99%	4.16%	42%
YieldMax ABNB Option Income Strategy ETF
10/31/2025(aaa)	$81.65	1.83	(7.26)	(5.43)	(1.96)	–	(26.24)	(28.20)	0.02	$48.04	-8.22%	$30,988	1.01%	1.01%	0.02%	0.99%	3.01%	43%
10/31/2024(i)	$100.00	0.95	(9.05)	(8.10)	(6.40)	–	(3.90)	(10.30)	0.05	$81.65	-7.19%	$16,743	1.06%	1.06%	0.07%	0.99%	3.22%	46%
YieldMax AI Option Income Strategy ETF
10/31/2025(bbb)	$83.60	1.58	(16.32)	(14.74)	(2.01)	–	(42.28)	(44.29)	0.03	$24.60	-36.29%	$84,570	0.99%	0.99%	0.00%(j)	0.99%	3.48%	53%
10/31/2024(k)	$200.00	3.80	(53.70)	(49.90)	(4.20)	–	(62.40)	(66.60)	0.10	$83.60	-30.62%	$34,272	1.67%	1.67%	0.68%	0.99%	3.56%	4%
YieldMax AMD Option Income Strategy ETF
10/31/2025(ccc)	$62.80	1.24	16.70	17.94	(21.42)	–	(10.18)	(31.59)	0.02	$49.16	58.57%	$232,035	1.00%	1.00%	0.01%	0.99%	2.86%	46%
10/31/2024	$94.20	3.40	22.95	26.35	(10.70)	–	(47.10)	(57.80)	0.05	$62.80	25.62%	$121,221	1.23%	1.23%	0.24%	0.99%	4.06%	37%
10/31/2023(l)	$100.00	0.50	(6.30)	(5.80)	–	–	–	–	0.00(g)	$94.20	-5.80%	$5,651	0.99%	0.99%	–%	0.99%	4.39%	–%
YieldMax AMZN Option Income Strategy ETF
10/31/2025	$18.64	0.53	3.69	4.22	(3.77)	–	(4.25)	(8.01)	0.00(g)	$14.84	28.81%	$311,639	1.09%	1.09%	0.10%	0.99%	3.19%	24%
10/31/2024	$20.45	0.81	5.36	6.17	(2.47)	–	(5.52)	(7.99)	0.01	$18.64	32.51%	$178,930	1.17%	1.17%	0.18%	0.99%	3.90%	27%
10/31/2023(m)	$20.00	0.23	1.31	1.54	(1.10)	–	–	(1.10)	0.01	$20.45	7.94%	$33,750	1.06%	1.06%	0.07%	0.99%	4.10%	2%
YieldMax BABA Option Income Strategy ETF
10/31/2025	$21.02	0.47	5.87	6.34	(7.21)	–	(4.55)	(11.76)	0.01	$15.61	42.90%	$59,709	0.99%	0.99%	0.00%(j)	0.99%	2.74%	59%
10/31/2024(n)	$20.00	0.15	2.85	3.00	(1.99)	–	–	(1.99)	0.01	$21.02	15.00%	$21,016	0.99%	1.07%	0.08%	0.99%	3.05%	16%
YieldMax Bitcoin Option Income Strategy ETF
10/31/2025(yy)	$63.75	0.81	16.09	16.90	(6.24)	(4.91)	(25.51)	(36.66)	0.03	$44.02	31.22%	$110,062	1.02	10.02	0.03%	0.99%	1.50%	29%
10/31/2024(o)	$100.00	0.35	(9.40)	(9.05)	(1.15)	–	(26.10)	(27.25)	0.05	$63.75	-7.26%	$47,830	4.75%	4.75%	3.76%	0.99%	0.91%	28%
YieldMax BRK.B Option Income Strategy ETF
10/31/2025(p)	$50.00	0.55	(1.89)	(1.34)	(0.85)	–	(2.39)	(3.24)	0.02	$45.44	-2.77%	$32,944	1.01%	1.01%	0.02%	0.99%	2.86%	–%
YieldMax COIN Option Income Strategy ETF
10/31/2025(bbb)	$122.30	3.01	41.64	44.65	(22.16)	(0.03)	(81.47)	(103.66)	0.05	$63.34	39.94%	$1,270,188	1.04%	1.04%	0.05%	0.99%	3.35%	31%
10/31/2024	$197.00	7.60	122.30	129.90	(65.90)	–	(138.80)	(204.70)	0.10	$122.30	62.36%	$655,235	1.22%	1.22%	0.23%	0.99%	4.10%	27%
10/31/2023(q)	$200.00	1.80	7.20	9.00	(12.10)	–	–	(12.10)	0.10	$197.00	4.69%	$65,015	1.09%	1.09%	0.10%	0.99%	4.28%	9%
YieldMax CVNA Option Income Strategy ETF
10/31/2025(r)	$50.00	0.85	5.81	6.66	(14.18)	–	(10.63)	(24.81)	–	$31.85	20.50%	$54,138	1.09%	1.09%	0.10%	0.99%	2.76%	–%
YieldMax DIS Option Income Strategy ETF
10/31/2025	$15.81	0.43	1.43	1.86	(0.45)	–	(4.65)	(5.10)	0.00(g)	$12.57	12.80%	$35,195	1.21%	1.21%	0.22%	0.99%	3.00%	62%
10/31/2024	$19.98	0.69	1.48	2.17	(0.97)	–	(5.38)	(6.35)	0.01	$15.81	10.47%	$22,529	1.31%	1.31%	0.32%	0.99%	3.87%	20%
10/31/2023(s)	$20.00	0.14	0.10	0.24	(0.26)	–	–	(0.26)	0.00(g)	$19.98	1.22%	$3,996	1.15%	1.15%	0.16%	0.99%	3.69%	2%
YieldMax DKNG Option Income Strategy ETF
10/31/2025(t)	$50.00	0.41	(12.10)	(11.69)	(0.34)	–	(5.99)	(6.33)	0.03	$32.01	-26.06%	$28,808	1.03%	1.03%	0.04%	0.99%	3.47%	–%
YieldMax Gold Miners Option Income Strategy ETF
10/31/2025	$17.21	0.45	5.64	6.09	(7.83)	–	–	(7.83)	0.01	$15.48	47.42%	$186,975	1.00%	1.00%	0.01%	0.99%	2.87%	36%
10/31/2024(u)	$20.00	0.30	(0.52)	(0.22)	(0.82)	–	(1.76)	(2.58)	0.01	$17.21	-0.66%	$31,417	1.08%	1.08%	0.09%	0.99%	3.75%	14%
YieldMax GOOGL Option Income Strategy ETF
10/31/2025	$15.02	0.41	4.84	5.25	(5.74)	–	–	(5.74)	0.00(g)	$14.53	47.95%	$194,010	1.14%	1.14%	0.15%	0.99%	3.04%	30%
10/31/2024	$18.67	0.65	0.98	1.63	(0.77)	–	(4.52)	(5.29)	0.01	$15.02	9.81%	$70,952	1.20%	1.20%	0.21%	0.99%	3.91%	359%
10/31/2023(v)	$20.00	0.20	(0.86)	(0.66)	(0.68)	–	–	(0.68)	0.01	$18.67	-3.50%	$16,334	0.99%	0.99%	–%	0.99%	3.68%	13%
YieldMax HOOD Option Income Strategy ETF
10/31/2025(w)	$50.00	0.79	49.76	50.55	(32.45)	–	–	(32.45)	0.05	$68.15	122.37%	$250,466	0.99%	0.99%	0.00%(j)	0.99%	2.40%	–%

The accompanying notes are an integral part of these financial statements.	93

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of interest and tax expense to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding interest and tax expense (d)(e)	Ratio of net investment income(loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
YieldMax Innovation Option Income Strategy ETF
10/31/2025(aaa)	$48.40	1.29	18.10	19.39	(14.79)	–	(8.61)	(23.40)	0.01	$44.40	53.68%	$91,684	1.00%	1.00%	0.01%	0.99%	2.87%	115%
10/31/2024	$60.20	2.45	9.20	11.65	(2.45)	–	(21.00)	(23.45)	0.00(g)	$48.40	20.85%	$54,444	1.00%	1.00%	0.01%	0.99%	4.22%	64%
10/31/2023(x)	$100.00	2.90	(13.10)	(10.20)	(21.35)	–	(8.30)	(29.65)	0.05	$60.20	-13.76%	$67,098	1.19%	1.19%	0.20%	0.99%	4.24%	60%
YieldMax JPM Option Income Strategy ETF
10/31/2025	$18.23	0.50	3.05	3.55	(3.50)	–	(1.82)	(5.32)	0.01	$16.47	23.05%	$60,925	1.04%	1.04%	0.05%	0.99%	2.93%	32%
10/31/2024	$18.85	0.77	3.20	3.97	(1.92)	–	(2.68)	(4.60)	0.01	$18.23	22.35%	$26,428	1.18%	1.18%	0.19%	0.99%	3.99%	11%
10/31/2023(y)	$20.00	0.11	(1.01)	(0.90)	(0.10)	–	(0.15)	(0.25)	0.00(g)	$18.85	-4.58%	$3,298	1.05%	1.05%	0.06%	0.99%	4.04%	42%
YieldMax Magnificent 7 Fund of Option Income ETFs
10/31/2025	$18.64	4.19(vv)	0.27	4.46	(4.53)	(0.14)	(3.06)	(7.73)	–	$15.37	31.85%	$471,840	0.29%(ww)	0.29%(ww)	0.00%(j) (ww)	0.29%(ww)	25.87%(ww)	32%
10/31/2024(z)	$20.00	2.57(vv)	1.49	4.06	(2.52)	–	(2.90)	(5.42)	–	$18.64	22.44%	$182,671	0.29%(ww)	0.29%(ww)	–%(ww)	0.29%(ww)	17.41%(ww)	21%
YieldMax MARA Option Income Strategy ETF
10/31/2025(aa)	$50.00	0.59	(14.86)	(14.27)	(0.59)	–	(18.96)	(19.55)	0.02	$16.20	-28.01%	$95,973	1.00%	1.00%	0.01%	0.99%	3.16%	100%
YieldMax META Option Income Strategy ETF
10/31/2025	$19.32	0.55	0.95	1.50	(3.25)	–	(4.04)	(7.29)	0.00(g)	$13.53	6.96%	$154,948	1.06%	1.06%	0.07%	0.99%	3.22%	21%
10/31/2024	$19.70	0.80	8.94	9.74	(8.19)	–	(1.94)	(10.13)	0.01	$19.32	59.90%	$128,445	1.06%	1.06%	0.07%	0.99%	4.04%	16%
10/31/2023(v)	$20.00	0.21	0.21	0.42	(0.73)	–	–	(0.73)	0.01	$19.70	2.17%	$12,311	0.99%	0.99%	–%	0.99%	3.99%	17%
YieldMax MRNA Option Income Strategy ETF
10/31/2025(zz)	$72.60	0.86	(31.12)	(30.26)	(1.06)	–	(24.55)	(25.61)	0.02	$16.75	-48.88%	$92,474	1.00%	1.00%	0.01%	0.99%	3.46%	42%
10/31/2024	$193.50	5.80	(35.00)	(29.20)	(7.60)	–	(84.20)	(91.80)	0.10	$72.60	-36.73%	$28,841	1.26%	1.26%	0.27%	0.99%	4.02%	27%
10/31/2023(bb)	$200.00	–	(6.50)	(6.50)	–	–	–	–	–	$193.50	-3.25%	$1,451	0.99%	0.99%	–%	0.99%	(0.78)%	–%
YieldMax MSFT Option Income Strategy ETF
10/31/2025	$18.59	0.56	3.41	3.97	(3.04)	–	(2.30)	(5.34)	0.00(g)	$17.22	25.53%	$148,991	1.03%	1.03%	0.04%	0.99%	3.21%	16%
10/31/2024	$21.33	0.84	3.04	3.88	(2.91)	–	(3.72)	(6.63)	0.01	$18.59	18.73%	$80,849	1.07%	1.07%	0.08%	0.99%	4.02%	21%
10/31/2023(s)	$20.00	0.15	1.45	1.60	(0.28)	–	–	(0.28)	0.01	$21.33	8.13%	$8,534	1.04%	1.04%	0.05%	0.99%	4.01%	9%
YieldMax MSTR Option Income Strategy ETF
10/31/2025(ccc)	$145.30	2.43	26.07	28.50	(5.38)	–	(114.09)	(119.48)	0.06	$54.39	4.95%	$3,030,103	1.03%	1.03%	0.04%	0.99%	2.47%	–%
10/31/2024(cc)	$100.00	1.70	143.55	145.25	(100.05)	–	–	(100.05)	0.10	$145.30	188.30%	$813,067	0.99%	0.99%	–%	0.99%	1.85%	–%
YieldMax NFLX Option Income Strategy ETF
10/31/2025	$17.75	0.56	4.77	5.33	(6.14)	–	(2.13)	(8.26)	0.01	$14.82	33.04%	$133,012	1.01%	1.01%	0.02%	0.99%	3.21%	33%
10/31/2024	$17.84	0.71	7.87	8.58	(8.42)	–	(0.26)	(8.68)	0.01	$17.75	63.43%	$51,465	1.05%	1.05%	0.06%	0.99%	4.08%	51%
10/31/2023(dd)	$20.00	0.19	(1.43)	(1.24)	(0.93)	–	–	(0.93)	0.01	$17.84	-5.99%	$16,058	0.99%	0.99%	–%	0.99%	4.72%	0%(ee)
YieldMax NVDA Option Income Strategy ETF
10/31/2025	$24.88	0.52	4.34	4.86	(6.89)	–	(6.14)	(13.03)	0.01	$16.72	36.93%	$1,823,696	1.09%	1.09%	0.10%	0.99%	2.94%	16%
10/31/2024	$20.34	0.98	21.80	22.78	(15.17)	–	(3.08)	(18.25)	0.01	$24.88	144.70%	$1,244,788	1.27%	1.27%	0.28%	0.99%	3.82%	23%
10/31/2023(ff)	$20.00	0.45	4.00	4.45	(3.55)	–	(0.57)	(4.12)	0.01	$20.34	21.88%	$158,667	1.02%	1.02%	0.03%	0.99%	4.24%	24%
YieldMax PLTR Option Income Strategy ETF
10/31/2025	$49.29	1.72	70.75	72.47	(56.50)	–	(0.34)	(56.85)	0.06	$64.98	211.94%	$675,756	1.07%	1.07%	0.08%	0.99%	2.64%	26%
10/31/2024(gg)	$50.00	0.10	(0.82)	(0.72)	–	–	–	–	0.01	$49.29	-1.43%	$6,161	1.44%	1.44%	0.45%	0.99%	2.95%	–%
YieldMax PYPL Option Income Strategy ETF
10/31/2025(ccc)	$88.65	2.01	(10.98)	(8.97)	(2.07)	–	(27.09)	(29.16)	0.02	$50.54	-12.88%	$47,510	1.31%	1.31%	0.32%	0.99%	2.98%	19%
10/31/2024	$90.20	3.15	38.60	41.75	(40.15)	–	(3.20)	(43.35)	0.05	$88.65	58.02%	$45,200	1.45%	1.45%	0.46%	0.99%	3.49%	344%
10/31/2023(hh)	$100.00	0.30	(10.15)	(9.85)	–	–	–	–	0.05	$90.20	-9.82%	$1,353	1.16%	1.16%	0.17%	0.99%	3.32%	111%
YieldMax RBLX Option Income Strategy ETF
10/31/2025(ii)	$50.00	0.35	(0.69)	(0.34)	(0.20)	–	(7.21)	(7.41)	0.03	$42.28	-2.18%	$29,594	0.99%	0.99%	–%	0.99%	2.75%	–%
YieldMax Short COIN Option Income Strategy ETF
10/31/2025(bbb)	$168.60	1.53	(86.06)	(84.53)	(1.92)	–	(58.04)	(59.96)	0.05	$24.16	-63.59%	$43,366	1.04%	1.04%	0.05%	0.99%	3.11%	42%

The accompanying notes are an integral part of these financial statements.	94

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:				LESS DISTRIBUTIONS FROM:			CAPITAL TRANSACTIONS:			SUPPLEMENTAL DATA AND RATIOS:
For the periods ended	Net asset value, beginning of periods	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of periods	Total return(c)	Net assets, end of periods (in thousands)	Ratio of expenses to average net assets before expense reimbursement/ recoupment(d)(e)	Ratio of expenses to average net assets after expense reimbursement/ recoupment(d)	Ratio of interest and tax expense to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding interest and tax expense (d)(e)	Ratio of net investment income(loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
10/31/2024(jj)	$200.00	2.10	18.60	20.70	(1.70)	–	(50.50)	(52.20)	0.10	$168.60	9.61%	$40,037	1.00%	1.00%	0.01%	0.99%	3.66%	38%
YieldMax Short N100 Option Income Strategy ETF
10/31/2025	$18.62	0.47	(2.95)	(2.48)	(0.57)	–	(3.33)	(3.91)	0.01	$12.25	-15.67%	$14,399	1.09%	1.09%	0.10%	0.99%	3.14%	31%
10/31/2024(kk)	$20.00	0.15	(0.75)	(0.60)	(0.78)	–	–	(0.78)	0.00(g)	$18.62	-3.09%	$6,051	0.99%	0.99%	–%	0.99%	3.67%	–%
YieldMax Short NVDA Option Income Strategy ETF
10/31/2025(bbb)	$151.70	2.75	(46.40)	(43.65)	(2.98)	–	(53.44)	(56.42)	0.05	$51.68	-40.99%	$8,010	1.04%	1.04%	0.05%	0.99%	2.94%	22%
10/31/2024(ll)	$200.00	1.80	(31.20)	(29.40)	(8.80)	–	(10.20)	(19.00)	0.10	$151.70	-15.83%	$10,621	0.99%	0.99%	0.00%(j)	0.99%	3.98%	18%
YieldMax Short TSLA Option Income Strategy ETF
10/31/2025(bbb)	$112.60	1.54	(45.30)	(43.76)	(1.64)	–	(38.94)	(40.58)	0.03	$28.29	-48.24%	$22,280	1.04%	1.04%	0.05%	0.99%	3.08%	4%
10/31/2024(mm)	$200.00	2.80	(40.00)	(37.20)	(8.70)	–	(41.60)	(50.30)	0.10	$112.60	-20.88%	$23,084	1.13%	1.13%	0.14%	0.99%	3.88%	64%
YieldMax SMCI Option Income Strategy ETF
10/31/2025	$33.13	0.54	3.05	3.59	(7.67)	–	(14.16)	(21.83)	0.02	$14.91	25.00%	$301,460	1.01%	1.01%	0.02%	0.99%	2.89%	133%
10/31/2024(nn)	$50.00	0.23	(11.78)	(11.55)	(0.09)	–	(5.26)	(5.35)	0.03	$33.13	-26.75%	$11,596	0.99%	0.99%	0.00%(j)	0.99%	3.34%	–%
YieldMax SNOW Option Income Strategy ETF
10/31/2025	$15.96	0.47	10.78	11.25	(8.38)	–	(2.97)	(11.35)	0.01	$15.87	93.18%	$86,075	1.00%	1.00%	0.01%	0.99%	2.86%	33%
10/31/2024(oo)	$20.00	0.27	(0.67)	(0.40)	(1.24)	–	(2.41)	(3.65)	0.01	$15.96	-1.67%	$18,756	1.04%	1.04%	0.05%	0.99%	3.89%	2%
YieldMax TSLA Option Income Strategy ETF
10/31/2025(yy)	$59.65	1.48	23.63	25.11	(17.35)	–	(24.86)	(42.22)	0.03	$42.58	62.26%	$1,286,168	1.07%	1.07%	0.08%	0.99%	3.09%	124%
10/31/2024(xx)	$110.90	3.50	3.30	6.80	(3.55)	–	(54.50)	(58.05)	–	$59.65	9.21%	$826,581	1.04%	1.04%	0.05%	0.99%	4.28%	51%
10/31/2023(x)	$200.00	6.00	(15.90)	(9.90)	(6.70)	–	(72.60)	(79.30)	0.10	$110.90	-7.26%	$678,624	1.01%	1.01%	0.02%	0.99%	4.50%	168%
YieldMax TSM Option Income Strategy ETF
10/31/2025	$19.77	0.46	5.39	5.85	(7.14)	–	(1.97)	(9.11)	0.01	$16.52	44.11%	$72,708	1.00%	1.00%	0.01%	0.99%	2.78%	77%
10/31/2024(pp)	$20.00	0.14	0.87	1.01	(0.69)	–	(0.57)	(1.26)	0.02	$19.77	5.26%	$23,232	0.99%	0.99%	0.00%(j)	0.99%	3.47%	7%
YieldMax Ultra Option Income Strategy ETF
10/31/2025(zz)	$98.90	(0.41)	14.52	14.11	(22.11)	(0.16)	(41.18)	(63.45)	0.06	$49.62	23.26%	$2,481,990	1.36%	1.24%	0.10%	1.14%	(0.70)%	721%
10/31/2024(qq)	$200.00	(0.30)	(16.10)	(16.40)	(2.70)	–	(82.10)	(84.80)	0.10	$98.90	-7.63%	$205,431	1.35%	1.25%	0.11%	1.14%	(0.38)%	717%
YieldMax Ultra Short Option Income Strategy ETF
10/31/2025(rr)	$50.00	0.18	(7.51)	(7.33)	(0.16)	–	(5.22)	(5.38)	0.01	$37.30	-15.12%	$20,517	1.35%	1.25%	0.11%	1.14%	2.29%	–%
YieldMax Universe Fund of Option Income ETFs
10/31/2025	$16.93	3.69(vv)	(0.15)	3.54	(3.89)	(0.04)	(4.40)	(8.33)	–	$12.14	27.41%	$962,096	0.29%(ww)	0.29%(ww)	–%(ww)	0.29%(ww)	26.32%(ww)	76%
10/31/2024(ss)	$20.00	2.93(vv)	(0.07)	2.86	(2.59)	–	(3.34)	(5.93)	0.00(g)	$16.93	15.11%	$345,370	0.29%(ww)	0.29%(ww)	0.00%(j) (ww)	0.29%(ww)	19.87%(ww)	64%
YieldMax XOM Option Income Strategy ETF
10/31/2025	$16.32	0.40	(1.08)	(0.68)	(0.40)	–	(3.60)	(4.00)	0.00(g)	$11.64	-3.95%	$48,895	1.17%	1.17%	0.18%	0.99%	2.99%	23%
10/31/2024	$18.30	0.65	1.16	1.81	(1.56)	–	(2.24)	(3.80)	0.01	$16.32	11.07%	$32,232	1.25%	1.25%	0.26%	0.99%	3.77%	6%
10/31/2023(tt)	$20.00	0.14	(1.55)	(1.41)	(0.29)	–	–	(0.29)	0.00(g)	$18.30	-7.08%	$6,404	1.12%	1.12%	0.13%	0.99%	4.28%	–%
YieldMax XYZ Option Income Strategy ETF
10/31/2025(yy)	$89.00	1.72	(7.48)	(5.76)	(1.83)	–	(38.55)	(40.38)	0.03	$42.89	-7.96%	$62,412	1.36%	1.36%	0.37%	0.99%	2.89%	46%
10/31/2024	$88.80	3.75	54.30	58.05	(23.95)	–	(34.00)	(57.95)	0.10	$89.00	75.00%	$50,274	1.43%	1.43%	0.44%	0.99%	3.73%	–%
10/31/2023(uu)	$100.00	0.20	(11.40)	(11.20)	–	–	–	–	0.00(g)	$88.80	-11.17%	$3,551	1.99%	1.99%	1.00%	0.99%	3.51%	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	95

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

(g)	Amount represents less than $0.005 per share.

(h)	Inception date of the Fund was April 17, 2023.

(i)	Inception date of the Fund was June 24, 2024.

(j)	Amount represents less than 0.005%.

(k)	Inception date of the Fund was November 27, 2023.

(l)	Inception date of the Fund was September 18, 2023.

(m)	Inception date of the Fund was July 24, 2023.

(n)	Inception date of the Fund was August 7, 2024.

(o)	Inception date of the Fund was April 22, 2024.

(p)	Inception date of the Fund was June 4, 2025.

(q)	Inception date of the Fund was August 14, 2023.

(r)	Inception date of the Fund was January 29, 2025.

(s)	Inception date of the Fund was August 24, 2023.

(t)	Inception date of the Fund was July 14, 2025.

(u)	Inception date of the Fund was May 20, 2024.

(v)	Inception date of the Fund was July 27, 2023.

(w)	Inception date of the Fund was May 7, 2025.

(x)	Inception date of the Fund was November 22, 2022.

(y)	Inception date of the Fund was September 11, 2023.

(z)	Inception date of the Fund was January 29, 2024.

(aa)	Inception date of the Fund was December 9, 2024.

(bb)	Inception date of the Fund was October 23, 2023.

(cc)	Inception date of the Fund was February 21, 2024.

(dd)	Inception date of the Fund was August 7, 2023.

(ee)	Amount represents less than 0.5%.

(ff)	Inception date of the Fund was May 10, 2023.

(gg)	Inception date of the Fund was October 7, 2024.

(hh)	Inception date of the Fund was September 25, 2023.

(ii)	Inception date of the Fund was July 28, 2025.

(jj)	Inception date of the Fund was July 9, 2024.

(kk)	Inception date of the Fund was August 14, 2024.

(ll)	Inception date of the Fund was July 23, 2024.

(mm)	Inception date of the Fund was May 1, 2024.

(nn)	Inception date of the Fund was September 11, 2024.

(oo)	Inception date of the Fund was June 10, 2024.

(pp)	Inception date of the Fund was August 20, 2024.

(qq)	Inception date of the Fund was February 28, 2024.

(rr)	Inception date of the Fund was August 20, 2025.

(ss)	Inception date of the Fund was January 16, 2024.

(tt)	Inception date of the Fund was August 30, 2023.

(uu)	Inception date of the Fund was October 10, 2023.

(vv)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(ww)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments

(xx)	During the year ended October 31, 2024, the Fund effected the following reverse stock split: February 26, 2024, 1 for 2. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(yy)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(zz)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: November 28, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(aaa)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(bbb)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 1, 2025, 1 for 10. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(ccc)	After the year ended October 31, 2025, the Fund effected the following reverse stock split: December 5, 2025, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.	96

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

 NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AAPL Option Income Strategy ETF (the "APLY ETF")	April 17, 2023
YieldMax ABNB Option Income Strategy ETF (the "ABNY ETF")	June 24, 2024
YieldMax AI Option Income Strategy ETF (the "AIYY ETF")	November 27, 2023
YieldMax AMD Option Income Strategy ETF (the "AMDY ETF")	September 18, 2023
YieldMax AMZN Option Income Strategy ETF (the "AMZY ETF")	July 24, 2023
YieldMax BABA Option Income Strategy ETF (the "BABO ETF")	August 7, 2024
YieldMax Bitcoin Option Income Strategy ETF (the "YBIT ETF")	April 22, 2024
YieldMax BRK.B Option Income Strategy ETF (the “BRKC ETF”	June 4, 2025
YieldMax COIN Option Income Strategy ETF (the "CONY ETF")	August 14, 2023
YieldMax CVNA Option Income Strategy ETF (the "CVNY ETF")	January 29, 2025
YieldMax DIS Option Income Strategy ETF (the "DISO ETF")	August 24, 2023
YieldMax DKNG Option Income Strategy ETF (the “DRAY ETF”)	July 14, 2025
YieldMax Gold Miners Option Income Strategy ETF (the "GDXY ETF")	May 20, 2024
YieldMax GOOGL Option Income Strategy ETF (the "GOOY ETF")	July 27, 2023
YieldMax HOOD Option Income Strategy ETF (the “HOOY ETF”)	May 7, 2025
YieldMax Innovation Option Income Strategy ETF (the "OARK ETF")	November 22, 2022
YieldMax JPM Option Income Strategy ETF (the "JPMO ETF")	September 11, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs (the "YMAG ETF")	January 29, 2024
YieldMax MARA Option Income Strategy ETF (the "MARO ETF")	December 9, 2024
YieldMax META Option Income Strategy ETF (the "FBY ETF")	July 27, 2023
YieldMax MRNA Option Income Strategy ETF (the "MRNY ETF")	October 23, 2023
YieldMax MSFT Option Income Strategy ETF (the "MSFO ETF")	August 24, 2023
YieldMax MSTR Option Income Strategy ETF (the "MSTY ETF")	February 21, 2024
YieldMax NFLX Option Income Strategy ETF (the "NFLY ETF")	August 7, 2023
YieldMax NVDA Option Income Strategy ETF (the "NVDY ETF")	May 10, 2023
YieldMax PLTR Option Income Strategy ETF (the "PLTY ETF")	October 7, 2024
YieldMax PYPL Option Income Strategy ETF (the "PYPY ETF")	September 25, 2023
YieldMax RBLX Option Income Strategy ETF (the “RBLY ETF”)	July 28, 2025
YieldMax Short COIN Option Income Strategy ETF (the "FIAT ETF")	July 9, 2024
YieldMax Short N100 Option Income Strategy ETF (the "YQQQ ETF")	August 14, 2024
YieldMax Short NVDA Option Income Strategy ETF (the "DIPS ETF")	July 23, 2024

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

YieldMax Short TSLA Option Income Strategy ETF (the "CRSH ETF")	May 1, 2024
YieldMax SMCI Option Income Strategy ETF (the "SMCY ETF")	September 11, 2024
YieldMax SNOW Option Income Strategy ETF (the "SNOY ETF")	June 10, 2024
YieldMax TSLA Option Income Strategy ETF (the "TSLY ETF")	November 22, 2022
YieldMax TSM Option Income Strategy ETF (the "TSMY ETF")	August 20, 2024
YieldMax Ultra Option Income Strategy ETF (the "ULTY ETF")	February 28, 2024
YieldMax Ultra Short Option Income Strategy ETF (the “SLTY ETF”)	August 20, 2025
YieldMax Universe Fund of Option Income ETFs (the "YMAX ETF")	January 16, 2024
YieldMax XOM Option Income Strategy ETF (the "XOMO ETF")	August 30, 2023
YieldMax XYZ Option Income Strategy ETF (the "XYZY ETF")	October 10, 2023

Prior to April 1, 2025, the XYZY ETF was formerly named the YieldMax SQ Option Income Strategy ETF.

The investment objective of each Fund is to seek current income.

The secondary objective of each Fund, except the YMAG ETF and the YMAX ETF, is to seek exposure to the share price of their underlying common stock, subject to a limit on potential investment gains.

The secondary objective of the YMAG ETF and the YMAX ETF is that they will primarily invest their assets in the shares of other ETFs (“fund-of-funds”), rather than in securities of individual companies. In addition, from time to time, the Funds may invest directly in the securities and financial instruments in which one or more affiliated YieldMax ETFs.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC ("ZEGA"), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund's portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There were no other portfolio manager changes for the Funds in connection with the transaction. The transaction did not result in any changes to the Funds' investment objective, principal investment strategies, or fees. Each Fund continues to be managed in accordance with its stated policies and objectives, ensuring continuity for Fund shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The PLTY ETF and SLTY ETF may engage in short sales with respect to securities they own, as well as securities that they do not own. Short sales expose each Fund to the risk that they will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Funds. Each Fund’s investment performance may also suffer if the Funds are required to close out a short position earlier than they had intended. The Funds must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover their positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet each Fund’s needs for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Funds.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

APLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$30,125,792	$–	$30,125,792
Purchased Options	–	11,789,895	–	11,789,895
U.S. Treasury Bills	–	93,843,482	–	93,843,482
Money Market Funds	4,589,865	–	–	4,589,865
Total Investments	$4,589,865	$135,759,169	$–	$140,349,034
Liabilities:
Investments:
Written Options	$–	$(2,931,138)	$–	$(2,931,138)
Total Investments	$–	$(2,931,138)	$–	$(2,931,138)

ABNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$6,106,350	$–	$6,106,350
Purchased Options	–	2,242,432	–	2,242,432
U.S. Treasury Bills	–	23,056,288	–	23,056,288
Money Market Funds	659,371	–	–	659,371
Total Investments	$659,371	$31,405,070	$–	$32,064,441

Liabilities:
Investments:
Written Options	$–	$(3,486,716)	$–	$(3,486,716)
Total Investments	$–	$(3,486,716)	$–	$(3,486,716)

AIYY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$5,944,840	$–	$5,944,840
U.S. Treasury Bills	–	80,279,681	–	80,279,681
Money Market Funds	2,443,372	–	–	2,443,372
Total Investments	$2,443,372	$86,224,521	$–	$88,667,893

Liabilities:
Investments:
Written Options	$–	$(6,859,398)	$–	$(6,859,398)
Total Investments	$–	$(6,859,398)	$–	$(6,859,398)

AMDY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$24,189,424	$–	$24,189,424
Purchased Options	–	16,086,010	–	16,086,010
U.S. Treasury Bills	–	79,668,935	–	79,668,935
Money Market Funds	6,659,678	–	–	6,659,678
Total Investments	$6,659,678	$119,944,369	$–	$126,604,047

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Liabilities:
Investments:
Written Options	$–	$(22,384,512)	$–	$(22,384,512)
Total Investments	$–	$(22,384,512)	$–	$(22,384,512)

AMZY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$64,608,120	$–	$64,608,120
Purchased Options	–	33,385,528	–	33,385,528
U.S. Treasury Bills	–	216,249,300	–	216,249,300
Money Market Funds	9,058,624	–	–	9,058,624
Total Investments	$9,058,624	$314,242,948	$–	$323,301,572

Liabilities:
Investments:
Written Options	$–	$(3,358,589)	$–	$(3,358,589)
Total Investments	$–	$(3,358,589)	$–	$(3,358,589)

BABO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$10,971,025	$–	$10,971,025
U.S. Treasury Bills	–	46,942,609	–	46,942,609
Money Market Funds	1,402,373	–	–	1,402,373
Total Investments	$1,402,373	$57,913,634	$–	$59,316,007

Liabilities:
Investments:
Written Options	$–	$(760,719)	$–	$(760,719)
Total Investments	$–	$(760,719)	$–	$(760,719)

YBIT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$14,700,434	$–	$14,700,434
Purchased Options	–	3,591,335	–	3,591,335
U.S. Treasury Bills	–	66,636,568	–	66,636,568
Money Market Funds	997,823	–	–	997,823
Total Investments	$997,823	$84,928,337	$–	$85,926,160

Liabilities:
Investments:
Written Options	$–	$(9,646,503)	$–	$(9,646,503)
Total Investments	$–	$(9,646,503)	$–	$(9,646,503)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

BRKC ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$1,041,889	$–	$1,041,889
Purchased Options	–	329,872	–	329,872
U.S. Treasury Bills	–	31,070,606	–	31,070,606
Money Market Funds	389,780	–	–	389,780
Total Investments	$389,780	$32,442,367	$–	$32,832,147

Liabilities:
Investments:
Written Options	$–	$(1,241,756)	$–	$(1,241,756)
Total Investments	$–	$(1,241,756)	$–	$(1,241,756)

CONY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$128,116,952	$–	$128,116,952
U.S. Treasury Securities	–	999,894	–	999,894
U.S. Treasury Bills	–	1,284,368,570	–	1,284,368,570
Money Market Funds	1,013,080	–	–	1,013,080
Total Investments	$1,013,080	$1,413,485,416	$–	$1,414,498,496

Liabilities:
Investments:
Written Options	$–	$(146,889,742)	$–	$(146,889,742)
Total Investments	$–	$(146,889,742)	$–	$(146,889,742)

CVNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$19,065,970	$–	$19,065,970
Purchased Options	–	5,830,979	–	5,830,979
U.S. Treasury Bills	–	44,725,177	–	44,725,177
Money Market Funds	3,413,004	–	–	3,413,004
Total Investments	$3,413,004	$69,622,126	$–	$73,035,130

Liabilities:
Investments:
Written Options	$–	$(5,314,700)	$–	$(5,314,700)
Total Investments	$–	$(5,314,700)	$–	$(5,314,700)

DISO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$3,287,650	$–	$3,287,650
Purchased Options	–	830,830	–	830,830
U.S. Treasury Bills	–	32,646,878	–	32,646,878
Money Market Funds	1,036,262	–	–	1,036,262
Total Investments	$1,036,262	$36,765,358	$–	$37,801,620

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Liabilities:
Investments:
Written Options	$–	$(3,215,997)	$–	$(3,215,997)
Total Investments	$–	$(3,215,997)	$–	$(3,215,997)

DRAY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,313,545	$–	$2,313,545
U.S. Treasury Bills	–	36,117,716	–	36,117,716
Money Market Funds	2,093,321	–	–	2,093,321
Total Investments	$2,093,321	$38,431,261	$–	$40,524,582

Liabilities:
Investments:
Written Options	$–	$(3,132,230)	$–	$(3,132,230)
Total Investments	$–	$(3,132,230)	$–	$(3,132,230)

GDXY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$15,468,353	$–	$15,468,353
Purchased Options	–	4,547,625	–	4,547,625
U.S. Treasury Bills	–	173,651,519	–	173,651,519
Money Market Funds	2,493,016	–	–	2,493,016
Total Investments	$2,493,016	$193,667,497	$–	$196,160,513

Liabilities:
Investments:
Written Options	$–	$(13,034,428)	$–	$(13,034,428)
Total Investments	$–	$(13,034,428)	$–	$(13,034,428)

GOOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$42,769,048	$–	$42,769,048
U.S. Treasury Securities	–	14,385,468	–	14,385,468
U.S. Treasury Bills	–	137,398,727	–	137,398,727
Money Market Funds	135,799	–	–	135,799
Total Investments	$135,799	$194,553,243	$–	$194,689,042

Liabilities:
Investments:
Written Options	$–	$(909,990)	$–	$(909,990)
Total Investments	$–	$(909,990)	$–	$(909,990)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

HOOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$30,133,320	$–	$30,133,320
U.S. Treasury Securities	–	18,374,043	–	18,374,043
U.S. Treasury Bills	–	130,767,383	–	130,767,383
Money Market Funds	3,696,660	–	–	3,696,660
Total Investments	$3,696,660	$179,274,746	$–	$182,971,406

Liabilities:
Investments:
Written Options	$–	$(29,729,377)	$–	$(29,729,377)
Total Investments	$–	$(29,729,377)	$–	$(29,729,377)

OARK ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$15,854,312	$–	$15,854,312
Purchased Options	–	10,746,125	–	10,746,125
U.S. Treasury Bills	–	61,504,536	–	61,504,536
Money Market Funds	4,859,426	–	–	4,859,426
Total Investments	$4,859,426	$88,104,973	$–	$92,964,399

Liabilities:
Investments:
Written Options	$–	$(2,758,541)	$–	$(2,758,541)
Total Investments	$–	$(2,758,541)	$–	$(2,758,541)

JPMO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$8,881,054	$–	$8,881,054
Purchased Options	–	4,781,810	–	4,781,810
U.S. Treasury Bills	–	37,044,237	–	37,044,237
Money Market Funds	985,655	–	–	985,655
Total Investments	$985,655	$50,707,101	$–	$51,692,756

Liabilities:
Investments:
Written Options	$–	$(639,401)	$–	$(639,401)
Total Investments	$–	$(639,401)	$–	$(639,401)

YMAG ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$395,844,357	$–	$–	$395,844,357
Purchased Options	–	7,875,667	–	7,875,667
Money Market Funds	56,837,628	–	–	56,837,628
Total Investments	$452,681,985	$7,875,667	$–	$460,557,652

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Liabilities:
Investments:
Written Options	$–	$(838,059)	$–	$(838,059)
Total Investments	$–	$(838,059)	$–	$(838,059)

MARO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,513,623	$–	$8,513,623
U.S. Treasury Bills	–	92,747,990	–	92,747,990
Money Market Funds	5,024,825	–	–	5,024,825
Total Investments	$5,024,825	$101,261,613	$–	$106,286,438

Liabilities:
Investments:
Written Options	$–	$(11,766,523)	$–	$(11,766,523)
Total Investments	$–	$(11,766,523)	$–	$(11,766,523)

FBY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$31,758,618	$–	$31,758,618
Purchased Options	–	1,475,100	–	1,475,100
U.S. Treasury Bills	–	111,510,916	–	111,510,916
Money Market Funds	2,473,809	–	–	2,473,809
Total Investments	$2,473,809	$144,744,634	$–	$147,218,443

Liabilities:
Investments:
Written Options	$–	$(23,067,596)	$–	$(23,067,596)
Total Investments	$–	$(23,067,596)	$–	$(23,067,596)

MRNY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$14,457,005	$–	$14,457,005
U.S. Treasury Securities	–	9,716,965	–	9,716,965
U.S. Treasury Bills	–	74,655,067	–	74,655,067
Money Market Funds	1,272,956	–	–	1,272,956
Total Investments	$1,272,956	$98,829,037	$–	$100,101,993

Liabilities:
Investments:
Written Options	$–	$(9,131,372)	$–	$(9,131,372)
Total Investments	$–	$(9,131,372)	$–	$(9,131,372)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

MSFO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$34,791,295	$–	$34,791,295
Purchased Options	–	6,344,145	–	6,344,145
U.S. Treasury Bills	–	106,529,345	–	106,529,345
Money Market Funds	4,889,906	–	–	4,889,906
Total Investments	$4,889,906	$147,664,785	$–	$152,554,691

Liabilities:
Investments:
Written Options	$–	$(5,229,564)	$–	$(5,229,564)
Total Investments	$–	$(5,229,564)	$–	$(5,229,564)

MSTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$163,769,465	$–	$163,769,465
U.S. Treasury Securities	–	15,294,371	–	15,294,371
U.S. Treasury Bills	–	2,372,305,903	–	2,372,305,903
Money Market Funds	81,581,696	–	–	81,581,696
Total Investments	$81,581,696	$2,551,369,739	$–	$2,632,951,435

Liabilities:
Investments:
Written Options	$–	$(578,000,125)	$–	$(578,000,125)
Total Investments	$–	$(578,000,125)	$–	$(578,000,125)

NFLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$6,203,339	$–	$6,203,339
Purchased Options	–	1,248,875	–	1,248,875
U.S. Treasury Bills	–	141,716,591	–	141,716,591
Total Investments	$–	$149,168,805	$–	$149,168,805

Liabilities:
Investments:
Written Options	$–	$(18,647,998)	$–	$(18,647,998)
Total Investments	$–	$(18,647,998)	$–	$(18,647,998)

NVDY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$375,402,027	$–	$375,402,027
Purchased Options	–	243,557,965	–	243,557,965
U.S. Treasury Bills	–	1,122,184,418	–	1,122,184,418
Money Market Funds	17,346,665	–	–	17,346,665
Total Investments	$17,346,665	$1,741,144,410	$–	$1,758,491,075

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Liabilities:
Investments:
Written Options	$–	$(55,297,840)	$–	$(55,297,840)
Total Investments	$–	$(55,297,840)	$–	$(55,297,840)

PLTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$99,761,480	$–	$99,761,480
U.S. Treasury Securities	–	19,441,930	–	19,441,930
U.S. Treasury Bills	–	523,677,154	–	523,677,154
Money Market Funds	7,594,217	–	–	7,594,217
Total Investments	$7,594,217	$642,880,564	$–	$650,474,781

Liabilities:
Investments:
Common Stocks	$(20,047)	$–	$–	$(20,047)
Written Options	–	(50,080,100)	–	(50,080,100)
Total Investments	$(20,047)	$(50,080,100)	$–	$(50,100,147)

PYPY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$4,851,483	$–	$4,851,483
Purchased Options	–	2,753,037	–	2,753,037
U.S. Treasury Bills	–	39,461,928	–	39,461,928
Money Market Funds	1,669,423	–	–	1,669,423
Total Investments	$1,669,423	$47,066,448	$–	$48,735,871

Liabilities:
Investments:
Written Options	$–	$(1,903,345)	$–	$(1,903,345)
Total Investments	$–	$(1,903,345)	$–	$(1,903,345)

RBLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,034,980	$–	$1,034,980
U.S. Treasury Bills	–	33,086,882	–	33,086,882
Money Market Funds	23,375	–	–	23,375
Total Investments	$23,375	$34,121,862	$–	$34,145,237

Liabilities:
Investments:
Written Options	$–	$(5,285,078)	$–	$(5,285,078)
Total Investments	$–	$(5,285,078)	$–	$(5,285,078)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

FIAT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$16,963,194	$–	$16,963,194
Purchased Options	–	1,119,755	–	1,119,755
U.S. Treasury Bills	–	27,784,102	–	27,784,102
Money Market Funds	3,496,090	–	–	3,496,090
Total Investments	$3,496,090	$45,867,051	$–	$49,363,141

Liabilities:
Investments:
Written Options	$–	$(7,305,909)	$–	$(7,305,909)
Total Investments	$–	$(7,305,909)	$–	$(7,305,909)

YQQQ ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$924,901	$–	$924,901
Purchased Options	–	105,361	–	105,361
U.S. Treasury Bills	–	11,148,936	–	11,148,936
Money Market Funds	2,713,385	–	–	2,713,385
Total Investments	$2,713,385	$12,179,198	$–	$14,892,583

Liabilities:
Investments:
Written Options	$–	$(766,519)	$–	$(766,519)
Total Investments	$–	$(766,519)	$–	$(766,519)

DIPS ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$3,304,648	$–	$3,304,648
Purchased Options	–	115,720	–	115,720
U.S. Treasury Bills	–	5,829,027	–	5,829,027
Money Market Funds	46,979	–	–	46,979
Total Investments	$46,979	$9,249,395	$–	$9,296,374

Liabilities:
Investments:
Written Options	$–	$(1,272,712)	$–	$(1,272,712)
Total Investments	$–	$(1,272,712)	$–	$(1,272,712)

CRSH ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$6,114,349	$–	$6,114,349
Purchased Options	–	229,074	–	229,074
U.S. Treasury Bills	–	18,656,713	–	18,656,713
Money Market Funds	1,924,769	–	–	1,924,769
Total Investments	$1,924,769	$25,000,136	$–	$26,924,905

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Liabilities:
Investments:
Written Options	$–	$(5,768,215)	$–	$(5,768,215)
Total Investments	$–	$(5,768,215)	$–	$(5,768,215)

SMCY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$30,927,348	$–	$30,927,348
U.S. Treasury Securities	–	999,893	–	999,893
U.S. Treasury Bills	–	227,944,237	–	227,944,237
Money Market Funds	2,162,761	–	–	2,162,761
Total Investments	$2,162,761	$259,871,478	$–	$262,034,239

Liabilities:
Investments:
Written Options	$–	$(36,862,932)	$–	$(36,862,932)
Total Investments	$–	$(36,862,932)	$–	$(36,862,932)

SNOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$16,542,095	$–	$16,542,095
U.S. Treasury Securities	–	10,412,891	–	10,412,891
U.S. Treasury Bills	–	60,157,143	–	60,157,143
Money Market Funds	3,350,849	–	–	3,350,849
Total Investments	$3,350,849	$87,112,129	$–	$90,462,978

Liabilities:
Investments:
Written Options	$–	$(3,431,552)	$–	$(3,431,552)
Total Investments	$–	$(3,431,552)	$–	$(3,431,552)

TSLY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$153,804,685	$–	$153,804,685
U.S. Treasury Securities	–	142,080,871	–	142,080,871
U.S. Treasury Bills	–	948,464,190	–	948,464,190
Money Market Funds	25,576,452	–	–	25,576,452
Total Investments	$25,576,452	$1,244,349,746	$–	$1,269,926,198

Liabilities:
Investments:
Written Options	$–	$(58,776,450)	$–	$(58,776,450)
Total Investments	$–	$(58,776,450)	$–	$(58,776,450)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

TSMY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,796,770	$–	$4,796,770
U.S. Treasury Bills	–	52,073,798	–	52,073,798
Money Market Funds	9,253,519	–	–	9,253,519
Total Investments	$9,253,519	$56,870,568	$–	$66,124,087

Liabilities:
Investments:
Written Options	$–	$(5,039,679)	$–	$(5,039,679)
Total Investments	$–	$(5,039,679)	$–	$(5,039,679)

ULTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,159,873,713	$–	$–	$2,159,873,713
Purchased Options	–	57,258,089	–	57,258,089
Money Market Funds	264,183,791	–	–	264,183,791
Total Investments	$2,424,057,504	$57,258,089	$–	$2,481,315,593

Liabilities:
Investments:
Written Options	$–	$(109,416,267)	$–	$(109,416,267)
Total Investments	$–	$(109,416,267)	$–	$(109,416,267)

SLTY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$545,836	$–	$545,836
U.S. Treasury Bills	–	13,126,427	–	13,126,427
Money Market Funds	6,643,314	–	–	6,643,314
Total Investments	$6,643,314	$13,672,263	$–	$20,315,577

Liabilities:
Investments:
Common Stocks	$(18,687,631)	$–	$–	$(18,687,631)
Written Options	–	(853,446)	–	(853,446)
Total Investments	$(18,687,631)	$(853,446)	$–	$(19,541,077)

YMAX ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$950,443,921	$–	$–	$950,443,921
Money Market Funds	11,849,676	–	–	11,849,676
Total Investments	$962,293,597	$–	$–	$962,293,597

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

XOMO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$1,873,800	$–	$1,873,800
Purchased Options	–	1,516,665	–	1,516,665
U.S. Treasury Bills	–	47,007,792	–	47,007,792
Money Market Funds	193,688	–	–	193,688
Total Investments	$193,688	$50,398,257	$–	$50,591,945

Liabilities:
Investments:
Written Options	$–	$(2,100,037)	$–	$(2,100,037)
Total Investments	$–	$(2,100,037)	$–	$(2,100,037)

XYZY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$10,233,910	$–	$10,233,910
Purchased Options	–	5,969,225	–	5,969,225
U.S. Treasury Bills	–	48,832,372	–	48,832,372
Money Market Funds	2,289,294	–	–	2,289,294
Total Investments	$2,289,294	$65,035,507	$–	$67,324,801

Liabilities:
Investments:
Written Options	$–	$(6,168,407)	$–	$(6,168,407)
Total Investments	$–	$(6,168,407)	$–	$(6,168,407)

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended October 31, 2025, the Funds’ monthly average notional amounts are described below:

Fund:	Purchased Options	Written Options
APLY ETF	$283,347,531	$(271,409,864)
ABNY ETF	67,079,287	(64,275,609)
AIYY ETF	172,237,675	(178,320,030)
AMDY ETF	335,064,691	(337,221,891)
AMZY ETF	541,855,373	(547,708,123)
BABO ETF	92,970,964	(93,098,149)
YBIT ETF	192,985,673	(183,308,728)
BRKC ETF	47,390,530	(49,402,450)
CONY ETF	2,155,996,012	(2,329,514,583)
CVNY ETF	104,974,242	(107,291,617)
DISO ETF	75,314,782	(75,314,782)
DRAY ETF	29,321,403	(29,321,403)
GDXY ETF	140,539,283	(178,363,589)
HOOY ETF	332,294,070	(351,640,603)
GOOY ETF	250,990,273	(257,251,011)
OARK ETF	156,656,050	(145,325,653)
JPMO ETF	113,819,431	(109,809,931)
YMAG ETF	167,494,070	(167,494,070)
MARO ETF	123,052,607	(141,708,561)
FBY ETF	326,443,260	(329,734,668)
MRNY ETF	160,713,630	(160,286,580)
MSFO ETF	251,245,698	(251,556,907)
MSTY ETF	4,567,514,878	(6,130,758,600)
NFLY ETF	256,665,515	(257,259,070)
NVDY ETF	3,043,651,300	(3,164,654,192)
PLTY ETF	743,590,300	(756,666,951)
PYPY ETF	107,110,339	(107,110,339)
RBLY ETF	33,359,706	(33,583,615)
FIAT ETF	121,353,735	(80,295,200)
YQQQ ETF	23,622,730	(22,386,585)
DIPS ETF	33,393,851	(22,114,980)
CRSH ETF	76,651,391	(50,989,637)
SMCY ETF	353,768,529	(376,056,867)
SNOY ETF	126,833,490	(130,189,697)
TSLY ETF	2,127,734,469	(2,226,367,654)
TSMY ETF	105,445,923	(105,445,923)
ULTY ETF	1,147,335,930	(1,237,103,737)
SLTY ETF	12,973,927	(18,043,406)
YMAX ETF	10,858,052	(10,858,052)
XOMO ETF	103,163,629	(99,059,576)
XYZY ETF	142,409,313	(142,409,313)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Statements of Assets and Liabilities

Fair Value of derivative instruments as of October 31, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet Location	Instrument	Balance Sheet Location

		Investments, at value		Written option contracts, at value
APLY ETF	Purchased Options	$11,789,895	Written Options	$2,931,138
ABNY ETF	Purchased Options	2,242,432	Written Options	3,486,716
AIYY ETF	Purchased Options	5,944,840	Written Options	6,859,398
AMDY ETF	Purchased Options	16,086,010	Written Options	22,384,512
AMZY ETF	Purchased Options	33,385,528	Written Options	3,358,589
BABO ETF	Purchased Options	10,971,025	Written Options	760,719
YBIT ETF	Purchased Options	3,591,335	Written Options	9,646,503
BRKC ETF	Purchased Options	329,872	Written Options	1,241,756
CONY ETF	Purchased Options	128,116,952	Written Options	146,889,742
CVNY ETF	Purchased Options	5,830,979	Written Options	5,314,700
DISO ETF	Purchased Options	830,830	Written Options	3,215,997
DRAY ETF	Purchased Options	2,313,545	Written Options	3,132,230
GDXY ETF	Purchased Options	4,547,625	Written Options	13,034,428
GOOY ETF	Purchased Options	42,769,048	Written Options	909,990
HOOY ETF	Purchased Options	30,133,320	Written Options	29,729,377
OARK ETF	Purchased Options	10,746,125	Written Options	2,758,541
JPMO ETF	Purchased Options	4,781,810	Written Options	639,401
YMAG ETF	Purchased Options	7,875,667	Written Options	838,059
MARO ETF	Purchased Options	8,513,623	Written Options	11,766,523
FBY ETF	Purchased Options	1,475,100	Written Options	23,067,596
MRNY ETF	Purchased Options	14,457,005	Written Options	9,131,372
MSFO ETF	Purchased Options	6,344,145	Written Options	5,229,564
MSTY ETF	Purchased Options	163,769,465	Written Options	578,000,125
NFLY ETF	Purchased Options	1,248,875	Written Options	18,647,998
NVDY ETF	Purchased Options	243,557,965	Written Options	55,297,840
PLTY ETF	Purchased Options	99,761,480	Written Options	50,080,100
PYPY ETF	Purchased Options	2,753,037	Written Options	1,903,345
RBLY ETF	Purchased Options	1,034,980	Written Options	5,285,078
FIAT ETF	Purchased Options	1,119,755	Written Options	7,305,909
YQQQ ETF	Purchased Options	105,361	Written Options	766,519
DIPS ETF	Purchased Options	115,720	Written Options	1,272,712
CRSH ETF	Purchased Options	229,074	Written Options	5,768,215
SMCY ETF	Purchased Options	30,927,348	Written Options	36,862,932

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

SNOY ETF	Purchased Options	16,542,095	Written Options	3,431,552
TSLY ETF	Purchased Options	153,804,685	Written Options	58,776,450
TSMY ETF	Purchased Options	4,796,770	Written Options	5,039,679
ULTY ETF	Purchased Options	57,258,089	Written Options	109,416,267
SLTY ETF	Purchased Options	545,836	Written Options	853,446
XOMO ETF	Purchased Options	1,516,665	Written Options	2,100,037
XYZY ETF	Purchased Options	5,969,225	Written Options	6,168,407

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended October 31, 2025:

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
APLY ETF	Purchased Options	$24,253,831	Purchased Options	$4,411,556
ABNY ETF	Purchased Options	(4,874,083)	Purchased Options	(27,076)
AIYY ETF	Purchased Options	(30,074,436)	Purchased Options	(2,244,407)
AMDY ETF	Purchased Options	139,306,878	Purchased Options	5,775,362
AMZY ETF	Purchased Options	31,327,506	Purchased Options	5,770,771
BABO ETF	Purchased Options	16,755,319	Purchased Options	7,101,339
YBIT ETF	Purchased Options	8,542,847	Purchased Options	(5,994,276)
BRKC ETF	Purchased Options	(484,316)	Purchased Options	(866,810)
CONY ETF	Purchased Options	524,497,203	Purchased Options	17,097,134
CVNY ETF	Purchased Options	9,756,061	Purchased Options	311,749
DISO ETF	Purchased Options	2,293,140	Purchased Options	(188,441)
DRAY ETF	Purchased Options	(3,109,629)	Purchased Options	(288,865)
GDXY ETF	Purchased Options	46,119,768	Purchased Options	(8,838,635)
GOOY ETF	Purchased Options	45,050,539	Purchased Options	25,967,706
HOOY ETF	Purchased Options	85,714,379	Purchased Options	(1,607,722)
OARK ETF	Purchased Options	27,953,366	Purchased Options	6,279,537
JPMO ETF	Purchased Options	9,426,691	Purchased Options	1,078,132
YMAG ETF	Purchased Options	82,334	Purchased Options	3,955,711
MARO ETF	Purchased Options	(29,660,988)	Purchased Options	171,876
FBY ETF	Purchased Options	10,418,878	Purchased Options	(8,388,692)
MRNY ETF	Purchased Options	(50,199,104)	Purchased Options	1,885,507
MSFO ETF	Purchased Options	3,476,515	Purchased Options	2,635,122
MSTY ETF	Purchased Options	(1,131,295,667)	Purchased Options	(154,124,624)
NFLY ETF	Purchased Options	18,650,840	Purchased Options	(8,077,530)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

NVDY ETF	Purchased Options	281,551,999	Purchased Options	113,643,130
PLTY ETF	Purchased Options	180,882,264	Purchased Options	39,794,785
PYPY ETF	Purchased Options	(5,113,483)	Purchased Options	804,916
RBLY ETF	Purchased Options	(2,847,252)	Purchased Options	(2,135,499)
FIAT ETF	Purchased Options	5,882,976	Purchased Options	(5,465,921)
YQQQ ETF	Purchased Options	(1,183,911)	Purchased Options	(81,872)
DIPS ETF	Purchased Options	(367,084)	Purchased Options	85,573
CRSH ETF	Purchased Options	(6,382,020)	Purchased Options	(1,011,371)
SMCY ETF	Purchased Options	112,360,030	Purchased Options	(2,931,279)
SNOY ETF	Purchased Options	13,344,895	Purchased Options	8,822,152
TSLY ETF	Purchased Options	515,456,358	Purchased Options	71,865,022
TSMY ETF	Purchased Options	16,540,291	Purchased Options	166,970
ULTY ETF	Purchased Options	(242,861,174)	Purchased Options	(13,248,682)
SLTY ETF	Purchased Options	547,132	Purchased Options	18,048
YMAX ETF	Purchased Options	(8,480,554)	Purchased Options	(15,026)
XOMO ETF	Purchased Options	(5,482,123)	Purchased Options	222,619
XYZY ETF	Purchased Options	14,274,921	Purchased Options	(1,299,955)

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss) from written option contracts		Net change in unrealized appreciation (depreciation) on written options contracts
APLY ETF	Written Options	$(19,998,205)	Written Options	$3,457,637
ABNY ETF	Written Options	7,662	Written Options	569,311
AIYY ETF	Written Options	(31,142,664)	Written Options	994,773
AMDY ETF	Written Options	(62,356,935)	Written Options	4,721,436
AMZY ETF	Written Options	8,790,996	Written Options	6,271,151
BABO ETF	Written Options	(8,154,429)	Written Options	3,688,863
YBIT ETF	Written Options	31,969,639	Written Options	(10,013,922)
BRKC ETF	Written Options	702,401	Written Options	(92,612)
CONY ETF	Written Options	(370,787,951)	Written Options	82,800,279
CVNY ETF	Written Options	7,040,248	Written Options	590,198
DISO ETF	Written Options	(755,987)	Written Options	(167,045)
DRAY ETF	Written Options	(6,435,255)	Written Options	(261,530)
GDXY ETF	Written Options	(99,980)	Written Options	(2,476,655)
GOOY ETF	Written Options	(18,897,239)	Written Options	3,698,685
HOOY ETF	Written Options	(6,910,326)	Written Options	6,651,331
OARK ETF	Written Options	(5,863,215)	Written Options	2,016,859

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

JPMO ETF	Written Options	(2,757,857)	Written Options	1,855,227
YMAG ETF	Written Options	(3,556,189)	Written Options	3,167,154
MARO ETF	Written Options	22,569,504	Written Options	(354,593)
FBY ETF	Written Options	17,137,200	Written Options	(13,551,707)
MRNY ETF	Written Options	(1,460,159)	Written Options	5,355,506
MSFO ETF	Written Options	11,927,454	Written Options	3,433,815
MSTY ETF	Written Options	632,135,497	Written Options	(159,377,125)
NFLY ETF	Written Options	19,151,241	Written Options	(9,177,758)
NVDY ETF	Written Options	79,869,619	Written Options	45,402,937
PLTY ETF	Written Options	71,448,144	Written Options	21,475,659
PYPY ETF	Written Options	(7,870,859)	Written Options	943,201
RBLY ETF	Written Options	1,084,654	Written Options	(177,923)
FIAT ETF	Written Options	(31,801,770)	Written Options	(1,739,604)
YQQQ ETF	Written Options	(951,060)	Written Options	(132,236)
DIPS ETF	Written Options	(4,852,176)	Written Options	154,441
CRSH ETF	Written Options	(5,835,227)	Written Options	(2,626,999)
SMCY ETF	Written Options	(47,125,077)	Written Options	105,946
SNOY ETF	Written Options	5,877,211	Written Options	4,381,136
TSLY ETF	Written Options	(142,002,196)	Written Options	35,616,382
TSMY ETF	Written Options	4,008,247	Written Options	1,523,251
ULTY ETF	Written Options	(319,300,011)	Written Options	562,677
SLTY ETF	Written Options	1,137,596	Written Options	23,467
YMAX ETF	Written Options	(1,168,893)	Written Options	(1,364,798)
XOMO ETF	Written Options	3,520,178	Written Options	(162,976)
XYZY ETF	Written Options	(26,944,209)	Written Options	(704,607)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

D.  Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G. Share Valuation. The net asset value (“NAV”) per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) and The NASDAQ is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.  Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

K. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These differences are primarily due to adjustments for redemptions in-kind. For the periods ended October 31, 2025, the following table shows the reclassifications made:

Fund:	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
YMAG ETF	$(1,996,685)	$1,996,685
YMAX ETF	(2,999,780)	2,999,780

The YMAG ETF & YMAX ETF may realize net capital gains resulting from in-kind redemptions, in which shareholders exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the periods ended October 31, 2025, the YMAG ETF and YMAX ETF realized $2,378,583and $6,077,602in net capital gains resulting from in-kind redemptions.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Underlying Stock Risk. The Funds invest in options contracts that are based on the value of the Underlying Stocks. This subjects the Funds to certain of the same risks as if each Fund owned shares of the respective Underlying Stocks, even though they do not. By virtue of the Funds’ investments in options contracts that are based on the value of the Underlying Stock, the Funds may also be subject to the following risks:

Indirect Investment in Underlying Stock Risk. The Underlying Stocks are not affiliated with the Trust, the respective Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way and have no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of the Underlying Stocks but will be exposed to the performance of the Underlying Stocks. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Stocks but will be subject to declines in the performance of the Underlying Stocks.

Underlying Stock Trading Risk. The trading price of the Underlying Stocks may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Stocks may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Stocks, further influencing volatility in the market price. Public perception and other factors outside of the control of the Underlying Stocks may additionally impact the Underlying Stocks’s stock price due to the Underlying Stocks garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against the Underlying Stocks in the past. While the Underlying Stocks continue to defend such actions, any judgment against the Underlying Stocks, or any future stockholder litigation could result in substantial costs and a diversion of the management of the Underlying Stocks’ attention and resources. If the Underlying Stocks trading is halted, trading in Shares of the respective Funds may be impacted, either temporarily or indefinitely.

Underlying Stock Performance Risk. The Underlying Stocks may fail to meet their respective publicly announced guidelines or other expectations about their business, which could cause the price of the Underlying Stocks to decline. The Underlying Stocks provide guidance regarding each ones expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Stocks provide may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

reductions. If the Underlying Stocks’ guidance is not accurate or varies from actual results due to each Underlying Stocks inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Stocks could decline significantly.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in each Fund, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (“Investment Advisory Fee”) based on the average daily net assets of each Fund. Each fund, excluding YMAG ETF, ULTY ETF, SLTY ETF and YMAX ETF, pays an annual rate of 0.99% of each Fund’s average daily net assets. The YMAG ETF and YMAX ETF each pay an annual rate of 0.29% of their average daily net assets. The ULTY ETF and SLTY ETF each pay an annual rate of 1.24% of their average daily net assets.

The Adviser has agreed to reduce the ULTY ETF and SLTY ETF’s Investment Advisory Fee to 1.14% of its average daily net assets through at least February 28, 2026. This agreement may be terminated only by, or with the consent of, the Board, on behalf of the ULTY ETF and SLTY ETF, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended October 31, 2025, are disclosed in the Statements of Operations.

As stated above, effective January 1, 2025, the Adviser assumed full management responsibilities for the Funds following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

The Adviser has entered into an agreement with ZEGA, Lucania Investments LLC, and Level ETF Ventures LLC (each a “Supporter” and collectively the “Supporters”), with respect to the Funds, under which each Supporter assumes the obligation of the Adviser to pay all or a portion of expenses of the Funds, except the Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Supporters all or a portion of the profits, if any, generated by each Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Supporters include fees charged by Tidal (defined below) which is an affiliate of the Adviser. Although the Supporters have agreed to be responsible for all of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides,

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023 -07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended October 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, options contracts, and in-kind transactions were as follows:

Fund:	Purchases	Sales
APLY ETF	$-	$-
ABNY ETF	-	-
AIYY ETF	-	-
AMDY ETF	17,722	21,000
AMZY ETF	-	-
BABO ETF	-	-
YBIT ETF	-	-

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

BRKC ETF	-	-
CONY ETF	-	-
CVNY ETF	-	-
DISO ETF	-	-
DRAY ETF	-	-
GDXY ETF	-	-
GOOY ETF	-	3
HOOY ETF	-	-
OARK ETF	-	-
JPMO ETF	-	-
YMAG ETF	105,673,681	164,796,618
MARO ETF	-	-
FBY ETF	-	-
MRNY ETF	-	-
MSFO ETF	-	-
MSTY ETF	-	-
NFLY ETF	-	-
NVDY ETF	-	-
PLTY ETF	-	-
PYPY ETF	-	-
RBLY ETF	-	-
FIAT ETF	-	-
YQQQ ETF	-	-
DIPS ETF	-	-
CRSH ETF	-	-
SMCY ETF	-	-
SNOY ETF	24,294,843	22,453,583
TSLY ETF	-	-
TSMY ETF	-	-
ULTY ETF	8,303,197,594	7,036,276,901
SLTY ETF	-	-
YMAX ETF	619,748,681	583,953,890
XOMO ETF	-	-
XYZY ETF	-	-

For the periods ended October 31, 2025, the purchases and sales of long-term U.S. government securities were as follows:

Fund:	Purchases	Sales
APLY ETF	$6,781,713	$39,010,526
ABNY ETF	3,123,982	2,107,539
AIYY ETF	12,849,254	31,488,188

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

AMDY ETF	18,993,277	52,276,023
AMZY ETF	19,853,831	75,565,663
BABO ETF	2,592,638	7,541,274
YBIT ETF	6,329,728	18,167,581
BRKC ETF	-	-
CONY ETF	93,626,054	510,635,637
CVNY ETF	-	-
DISO ETF	4,464,907	9,962,169
DRAY ETF	-	-
GDXY ETF	3,069,137	3,642,398
GOOY ETF	9,034,260	34,177,414
HOOY ETF	-	-
OARK ETF	18,254,801	42,871,697
JPMO ETF	3,875,056	7,667,123
YMAG ETF	-	-
MARO ETF	1,201,076	1,204,269
FBY ETF	8,520,941	30,556,568
MRNY ETF	7,350,926	11,820,548
MSFO ETF	6,067,486	24,231,862
MSTY ETF	-	-
NFLY ETF	6,302,500	24,638,656
NVDY ETF	82,034,192	346,023,697
PLTY ETF	13,389,951	2,682,940
PYPY ETF	2,769,585	16,759,436
RBLY ETF	-	-
FIAT ETF	2,879,480	9,365,957
YQQQ ETF	480,685	1,087,938
DIPS ETF	524,824	1,250,631
CRSH ETF	203,332	2,884,951
SMCY ETF	9,088,978	10,367,069
SNOY ETF	4,458,915	2,512,756
TSLY ETF	269,875,602	648,809,706
TSMY ETF	4,202,340	8,202,985
ULTY ETF	-	-
SLTY ETF	-	-
YMAX ETF	-	-
XOMO ETF	3,452,893	20,191,118
XYZY ETF	9,372,831	23,649,013

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

For the periods ended October 31, 2025, the cost of purchases and proceeds from in-kind transactions for the YMAG ETF and YMAX ETF were as follows (the rest of the Funds did not have any in-kind transactions):

Fund:	Purchases	Sales
YMAG ETF	$389,133,140	$32,814,523
YMAX ETF	1,058,289,307	148,756,966

NOTE 7 – AFFILIATED SECURITIES

The YMAG ETF and YMAX ETF held affiliated securities of the following companies during the periods ended October 31, 2025. Transactions during the period in these securities of affiliated companies were as follows:

YMAG ETF
		Fair Value
Security Name	Share Balance 10/31/2025	Fair Value 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 10/31/2025	Dividend Income	Return of Capital
APLY ETF	4,775,439	$24,709,419	$70,173,598	($29,642,853)	($1,175,724)	$1,597,846	$65,662,286	$5,553,707	$10,601,295
AMZY ETF	-	24,893,298	62,889,827	(83,821,064)	(5,219,708)	1,257,647	$0	9,507,023	10,729,258
GOOY ETF	4,744,592	25,966,099	67,098,518	(24,353,487)	(4,144,639)	4,514,768	$69,081,259	21,842,666	-
FBY ETF	4,318,341	26,754,275	68,143,962	(28,988,675)	511,620	(7,734,928)	$58,686,254	8,957,279	11,161,490
MSFO ETF	3,831,457	25,575,707	64,284,286	(24,922,690)	(2,410,083)	3,258,897	$65,786,117	8,170,684	6,199,693
NVDY ETF	4,181,589	24,891,597	72,645,463	(26,891,334)	(1,133,472)	487,546	$69,999,800	17,660,049	15,752,449
TSLY ETF	1,565,891	27,497,969	89,571,165	(56,662,538)	(3,949,207)	10,171,252	$66,628,641	16,206,101	23,218,316
					($17,521,213)	$13,553,028	$395,844,357	$87,897,509	$77,671,501

YMAX ETF
		Fair Value
Security Name	Share Balance 10/31/2025	Fair Value 10/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Fair Value 10/31/2025	Dividend Income	Return of Capital
APLY ETF	1,927,711	$13,238,896	$43,502,487	($30,760,003)	($990,262)	$1,514,908	$26,506,026	$3,151,020	$6,019,988
ABNY ETF	538,436	13,873,570	40,203,235	(24,471,277)	(271,384)	(3,329,839)	26,004,305	806,423	10,794,926
AIYY ETF	1,034,049	12,504,131	74,708,227	(55,060,707)	(10,866,682)	4,049,236	25,334,205	836,847	17,621,731
AMDY ETF	542,818	13,217,460	48,103,526	(39,502,973)	(3,586,677)	8,448,179	26,679,515	13,373,980	6,354,738
AMZY ETF	1,926,068	13,335,947	38,947,363	(22,810,677)	(904,144)	(24,161)	28,544,328	6,003,028	6,774,787
BABO ETF	1,626,255	13,850,322	46,327,812	(40,006,224)	1,853,616	3,409,102	25,434,628	11,275,799	7,113,834
YBIT ETF	589,602	-	59,413,446	(34,146,984)	1,969,786	(1,234,782)	26,001,466	2,826,020	14,027,166

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

BRKC ETF	569,346	-	37,002,736	(10,677,424)	83,657	(504,751)	25,904,218	382,877	1,074,369
CONY ETF	403,014	12,349,812	54,632,160	(41,614,615)	(2,856,461)	3,040,179	25,551,075	5,433,517	19,986,241
CRCO ETF	572,400	-	26,882,080	(60,393)	1,337	(2,593,103)	24,229,921	1,126,234	-
CVNY ETF	763,363	-	45,088,078	(21,546,281)	1,596,086	(725,534)	24,412,349	8,430,163	6,320,698
DISO ETF	2,125,857	13,606,224	40,576,885	(28,036,613)	94,016	444,733	26,685,245	821,168	8,528,546
DRAY ETF	734,367	-	35,627,692	(2,933,245)	(128,259)	(9,075,697)	23,490,491	94,451	1,657,401
GMEY ETF	566,250	-	27,100,652	(57,821)	(1,688)	(2,104,569)	24,936,574	622,657	-
GDXY ETF	1,549,333	13,415,824	49,150,123	(39,606,837)	10,525	1,060,520	24,030,155	13,997,001	-
GOOY ETF	1,915,257	13,911,268	40,464,264	(27,064,271)	(2,101,887)	2,676,768	27,886,142	12,290,930	-
HIYY ETF	631,917	-	26,851,888	(54,614)	(4,463)	(3,514,758)	23,278,053	869,589	-
HOOY ETF	393,157	-	38,993,241	(14,017,389)	449,508	1,340,769	26,766,129	13,254,092	-
OARK ETF	587,654	13,207,790	40,113,035	(29,628,644)	366,909	1,974,000	26,033,090	9,063,720	5,278,019
JPMO ETF	1,625,809	14,119,642	40,828,212	(28,152,842)	(454,553)	485,389	26,825,848	5,523,232	2,886,049
MARO ETF	1,386,308	-	61,095,376	(36,459,616)	(2,815,317)	734,788	22,555,231	642,530	20,517,193
FBY ETF	1,743,760	14,335,950	42,993,674	(30,505,632)	504,904	(3,631,198)	23,697,698	5,180,038	6,454,744
MRNY ETF	1,548,343	14,471,804	81,809,709	(57,798,645)	(14,656,884)	2,031,347	25,857,331	828,951	19,108,406
MSFO ETF	1,546,639	13,701,802	39,488,631	(27,170,455)	(957,803)	1,493,617	26,555,792	4,662,834	3,538,032
MSTY ETF	433,715	13,264,143	55,958,674	(41,891,379)	424,083	(4,139,761)	23,615,760	1,145,190	24,273,298
NFLY ETF	1,634,774	13,963,096	42,876,756	(29,333,489)	(665,370)	(2,629,990)	24,211,003	9,184,056	3,183,256
NVDY ETF	1,686,443	13,335,799	42,166,303	(26,630,173)	(1,545,430)	904,557	28,231,056	10,123,568	9,030,043
PLTY ETF	430,942	-	55,848,043	(27,446,887)	(944,906)	615,312	28,071,562	23,381,044	142,570
PYPY ETF	513,704	13,853,259	42,146,170	(23,553,763)	(1,803,209)	(4,623,329)	26,019,128	791,995	10,355,335
RBLY ETF	536,379	-	32,239,982	(5,451,629)	(55,452)	(4,145,552)	22,587,349	80,118	2,894,168
RDYY ETF	637,808	-	26,601,385	(62,443)	3,883	203,143	26,745,968	1,044,257	-
SMCY ETF	1,641,817	-	66,449,663	(45,132,727)	1,502,631	1,627,088	24,446,655	9,842,114	18,157,522
SNOY ETF	1,767,850	13,368,930	43,858,986	(30,307,909)	(1,176,174)	2,400,339	28,144,172	13,946,507	4,946,549
TSLY ETF	630,729	14,733,321	52,261,503	(44,202,099)	239,353	3,805,424	26,837,502	8,869,604	12,707,390
TSMY ETF	1,567,539	12,893,361	41,810,569	(28,032,017)	(2,498,621)	1,832,180	26,005,472	12,155,685	3,351,596
XOMO ETF	2,288,123	13,447,517	46,564,425	(32,690,646)	(1,108,084)	443,421	26,656,633	814,917	7,333,771
XYZY ETF	598,195	13,134,051	49,351,000	(32,460,847)	(2,802,929)	(1,549,429)	25,671,846	767,691	16,196,969
					($44,096,345)	$708,546	$950,443,921	$213,643,847	$276,629,335

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended October 31, 2025 and the prior fiscal periods ended October 31, 2024, were as follows:

	Distributions paid from:			Distributions paid from:
	Ordinary Income October 31, 2025	Return of Capital October 31, 2025	Capital Gains October 31, 2025	Ordinary Income October 31, 2024	Return of Capital October 31, 2024
APLY ETF	$15,034,941	$28,724,087	$—	$7,952,933	$7,942,237
ABNY ETF	970,138	12,986,440	—	782,854	480,389
AIYY ETF	3,049,052	64,204,751	—	874,595	13,131,653
AMDY ETF	80,745,177	38,366,621	—	9,911,652	43,650,526
AMZY ETF	58,900,818	66,473,190	—	11,939,727	26,751,756
BABO ETF	20,203,501	12,746,267	—	1,351,303	—
YBIT ETF	13,243,337	54,152,615	10,428,946	687,940	15,428,412
BRKC ETF	483,762	1,357,456	—	N/A	N/A
CONY ETF	251,790,702	925,803,792	364,239	130,427,868	274,839,752
CVNY ETF	19,128,290	14,341,853	—	N/A	N/A
DISO ETF	1,095,662	11,379,403	—	666,805	3,706,250
DRAY ETF	122,197	2,144,281	—	N/A	N/A
GDXY ETF	46,772,715	—	—	961,525	2,062,505
GOOY ETF	56,540,890	—	—	1,894,535	11,181,438
HOOY ETF	85,010,320	—	—	N/A	N/A
OARK ETF	23,903,921	13,919,822	—	2,803,181	23,765,706
JPMO ETF	10,821,815	5,654,710	—	1,423,567	1,980,575
YMAG ETF	94,150,607	63,741,071	2,907,377	11,300,209	12,967,418
MARO ETF	1,937,869	61,879,849	—	N/A	N/A
FBY ETF	31,014,311	38,646,322	—	24,199,271	5,732,114
MRNY ETF	2,756,418	63,539,082	—	829,150	9,155,627
MSFO ETF	21,210,197	16,093,723	—	6,248,686	8,000,692
MSTY ETF	144,166,337	3,054,672,201	—	247,274,410	—
NFLY ETF	42,195,719	14,625,321	—	17,515,864	551,336
NVDY ETF	586,067,383	522,761,687	—	311,324,754	63,150,284
PLTY ETF	325,167,661	1,982,762	—	—	—
PYPY ETF	1,632,892	21,350,073	—	8,716,230	697,730
RBLY ETF	101,309	3,659,669	—	N/A	N/A
FIAT ETF	1,249,765	37,739,558	—	3,417,195	2,261,623
YQQQ ETF	402,030	2,335,403	—	189,417	—
DIPS ETF	325,903	5,854,150	—	385,033	442,930
CRSH ETF	788,181	18,669,602	—	781,280	3,752,805
SMCY ETF	68,196,370	125,814,125	—	22,648	1,315,877

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

SNOY ETF	31,618,446	11,214,140	294	937,968	1,820,930
TSLY ETF	378,764,883	542,652,570	—	31,820,428	486,932,585
TSMY ETF	23,424,762	6,458,733	—	569,854	466,466
ULTY ETF	344,498,628	641,667,620	2,448,710	3,008,277	89,997,353
SLTY ETF	57,146	1,852,482	—	N/A	N/A
YMAX ETF	218,766,279	247,024,459	2,117,577	27,963,154	36,079,501
XOMO ETF	1,494,392	13,448,646	—	1,792,420	2,567,003
XYZY ETF	2,039,524	43,030,424	—	6,862,639	9,747,016

As of the fiscal periods ended October 31, 2025, components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	APLY ETF	ABNY ETF	AIYY ETF	AMDY ETF	AMZY ETF	BABO ETF
Investments including written options, at cost(a)	$130,136,605	$27,501,594	82,194,995	$109,436,123	$308,907,885	$50,307,461
Gross tax unrealized appreciation	7,442,863	1,333,258	3,187,413	741,383	13,003,674	8,677,457
Gross tax unrealized depreciation	(161,573)	(257,128)	(3,573,913)	(5,957,971)	(1,968,577)	(429,630)
Net tax unrealized appreciation (depreciation)	7,281,290	1,076,130	(386,500)	(5,216,588)	11,035,097	8,247,827
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss) (b)	(7,312,045)	(5,456,289)	(72,766,871)	(616,818)	(11,674,456)	(8,619,762)
Total distributable earnings (accumulated losses)	$(30,755)	$(4,380,159)	$(73,153,371)	$(5,833,406)	$(639,359)	$(371,935)

	YBIT ETF	BRKC ETF	CONY ETF	CVNY ETF	DISO ETF	DRAY ETF
Investments including written options, at cost(a)	$76,209,384	$32,525,271	$1,291,234,660	$66,789,503	$34,535,253	$38,281,647
Gross tax unrealized appreciation	212,788	48,575	70,471,090	1,308,906	184,374	109,321
Gross tax unrealized depreciation	(142,515)	(983,454)	(94,096,997)	(377,979)	(134,004)	(998,616)
Net tax unrealized appreciation (depreciation)	70,273	(934,879)	(23,625,907)	930,927	50,370	(889,295)
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss) (b)	—	(16,121)	(69,137,368)	(1,277,560)	(280,601)	(9,210,100)
Total distributable earnings (accumulated losses)	$70,273	$(951,000)	$(92,763,275)	$(346,633)	$(230,231)	$(10,099,395)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

	GDXY ETF	GOOY ETF	HOOY ETF	OARK ETF	JPMO ETF	YMAG ETF
Investments including written options, at cost(a)	$194,763,362	$159,513,411	$148,682,500	$81,388,387	$48,380,364	$467,376,499
Gross tax unrealized appreciation	795,357	34,933,955	8,830,344	9,237,598	2,760,432	75,946,304
Gross tax unrealized depreciation	(12,432,634)	(668,314)	(4,270,814)	(420,126)	(87,442)	(83,603,208)
Net tax unrealized appreciation (depreciation)	(11,637,277)	34,265,641	4,559,530	8,817,472	2,672,990	(7,656,904)
Undistributed ordinary income (loss)	1,961,361	1,826,659	4,443,310	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	1,961,361	1,826,659	4,443,310	—	—	—
Other accumulated gain (loss) (b)	(705,002)	(34,754,093)	(8,279,331)	(9,169,732)	(2,707,504)	(4,767,988)
Total distributable earnings (accumulated losses)	$(10,380,918)	$1,338,207	$723,509	$(352,260)	$(34,514)	$(12,424,892)

	MARO ETF	FBY ETF	MRNY ETF	MSFO ETF	MSTY ETF	NFLY ETF
Investments including written options, at cost(a)	$94,617,467	$144,910,771	$83,695,613	$145,941,987	$2,426,245,229	$147,981,090
Gross tax unrealized appreciation	487,766	1,508,177	9,414,506	2,399,746	8,561,476	382,307
Gross tax unrealized depreciation	(585,318)	(22,268,101)	(2,139,498)	(1,016,606)	(379.855.395)	(17,842,589)
Net tax unrealized appreciation (depreciation)	(97,552)	(20,759,924)	7,275,008	1,383,140	(371,293,919)	(17,460,282)
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss) (b)	(7,088,324)	(1,340,169)	(70,530,178)	(2,240,439)	(489,057,899)	(244,124)
Total distributable earnings (accumulated losses)	$(7,185,876)	$(22,100,093)	$(63,255,170)	$(857,299)	$(860,351,818)	$(17,704,406)

	NVDY ETF	PLTY ETF	PYPY ETF	RBLY ETF	FIAT ETF	YQQQ ETF
Investments including written options, at cost(a)	$1,535,534,593	$538,868,330	$44,832,398	$31,180,152	$49,090,019	$14,606,922
Gross tax unrealized appreciation	190,211,516	64,155,646	2,352,575	299,376	555,992	22,434
Gross tax unrealized depreciation	(22,552,874)	(2,649,342)	(352,446)	(2,619,369)	(7,588,779)	(503,291)
Net tax unrealized appreciation (depreciation)	167,658,642	61,506,304	2,000,129	(2,319,993)	(7,032,787)	(480,857)
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss) (b)	(188,368,109)	(63,909,100)	(14,204,682)	(1,762,559)	(29,370,776)	(2,158,812)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

Total distributable earnings (accumulated losses)	$(20,709,467)	$(2,402,796)	$(12,204,553)	$(4,082,552)	$(36,403,563)	$(2,639,669)

	DIPS ETF	CRSH ETF	SMCY ETF	SNOY ETF	TSLY ETF	TSMY ETF
Investments including written options, at cost(a)	$9,088,349	$26,495,313	$228,948,175	$75,199,490	$1,117,999,819	$60,017,174
Gross tax unrealized appreciation	29,771	127,611	1,092,503	12,292,307	103,783,270	1,796,207
Gross tax unrealized depreciation	(1,094,457)	(5,466,233)	(4,869,371)	(460,371)	(10,633,342)	(728,974)
Net tax unrealized appreciation (depreciation)	(1,064,686)	(5,338,622)	(3,776,868)	11,831,936	93,149,928	1,067,233
Undistributed ordinary income (loss)	—	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings	—	—	—	—	—	—
Other accumulated gain (loss) (b)	(5,647,539)	(12,994,986)	(771,031)	(12,262,759)	(102,818,418)	(1,726,979)
Total distributable earnings (accumulated losses)	$(6,712,225)	$(18,333,608)	$(4,547,899)	$(430,823)	$(9,668,490)	$(659,746)

	ULTY ETF	SLTY ETF	YMAX ETF	XOMO ETF	XYZY ETF
Investments including written options, at cost(a)	$2,191,375,910	$1,796,506	$1,044,885,430	$48,492,750	$60,055,861
Gross tax unrealized appreciation	413,898,480	809,177	176,849,146	403,583	1,349,727
Gross tax unrealized depreciation	(233,375,064)	(1,831,184)	(259,440,980)	(404,425)	(249,194)
Net tax unrealized appreciation (depreciation)	180,523,416	(1,022,007)	(82,591,834)	(842)	1,100,533
Undistributed ordinary income (loss)	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated gain (loss) (b)	(395,160,487)	(1,121,110)	—	(2,471,932)	(15,994,534)
Total distributable earnings (accumulated losses)	$(214,637,071)	$(2,143,117)	$(82,591,834)	$(2,472,774)	$(14,894,001)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.
(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
APLY ETF	$(7,312,045)
ABNY ETF	(1,300,819)
AIYY ETF	(3,114,714)
AMDY ETF	(616,818)
AMZY ETF	(11,674,456)
BABO ETF	(8,619,762)
YBIT ETF	—
BRKC ETF	(16,121)
CONY ETF	(69,137,368)
CVNY ETF	(1,277,560)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

DISO ETF	(146,024)
DRAY ETF	(106,618)
GDXY ETF	(705,002)
GOOY ETF	(34,754,093)
HOOY ETF	(8,279,331)
OARK ETF	(9,169,732)
JPMO ETF	(2,707,504)
YMAG ETF	(4,767,988)
MARO ETF	(382,359)
FBY ETF	(1,340,169)
MRNY ETF	(9,301,197)
MSFO ETF	(2,240,439)
MSTY ETF	(7,615,327)
NFLY ETF	(244,124)
NVDY ETF	(188,368,109)
PLTY ETF	(63,909,100)
PYPY ETF	(2,299,012)
RBLY ETF	(297,525)
FIAT ETF	(153,943)
YQQQ ETF	(10,436)
DIPS ETF	(20,000)
CRSH ETF	(102,105)
SMCY ETF	(771,031)
SNOY ETF	(12,262,759)
TSLY ETF	(102,818,418)
TSMY ETF	(1,726,979)
ULTY ETF	(395,160,487)
SLTY ETF	(522,617)
YMAX ETF	—
XOMO ETF	(356,570)
XYZY ETF	(1,273,048)

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended October 31, 2025, the Funds have not elected to defer late-year losses. As of the fiscal periods ended October 31, 2025, the following Funds had long-term and short-term capital loss carryovers, which do not expire.

	Long-Term Capital Loss Carryovers	Short-Term Capital Loss Carryovers
APLY ETF	$—	$—
ABNY ETF	—	(4,155,470)
AIYY ETF	—	(69,652,157)
AMDY ETF	—	—
AMZY ETF	—	—
BABO ETF	—	—
YBIT ETF	—	—
BRKC ETF	—	—
CONY ETF	—	—
CVNY ETF	—	—
DISO ETF	(1,362)	(133,215)
DRAY ETF	—	(9,104,082)
GDXY ETF	—	—
GOOY ETF	—	—
HOOY ETF	—	—
OARK ETF	—	—
JPMO ETF	—	—
YMAG ETF	—	—
MARO ETF	—	(6,705,965)
FBY ETF	—	—
MRNY ETF	—	(61,228,981)
MSFO ETF	—	—
MSTY ETF	—	(481,442,572)

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

NFLY ETF	—	—
NVDY ETF	—	—
PLTY ETF	—	—
PYPY ETF	(4,512)	(11,901,158)
RBLY ETF	—	(1,465,034)
FIAT ETF	—	(29,216,833)
YQQQ ETF	—	(2,148,376)
DIPS ETF	—	(5,627,539)
CRSH ETF	—	(12,892,882)
SMCY ETF	—	—
SNOY ETF	—	—
TSLY ETF	—	—
TSMY ETF	—	—
ULTY ETF	—	—
SLTY ETF	—	(598,493)
YMAX ETF	—	—
XOMO ETF	—	(2,115,362)
XYZY ETF	(10,884)	(14,710,602)

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE, except the YQQQ ETF, which is listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to the Financial Statements	YieldMax ETFs

October 31, 2025

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”).

The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024, and only applies to Funds within this report that launched after this date. Through evaluation, management has found no implications of these changes on the financial statements.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective on the below dates, the Shares of the below Funds were adjusted for a reverse stock split. The effect of these reverse stock splits were to reduce the number of Shares outstanding in the Funds while maintaining each Fund’s and shareholder’s aggregate NAV. Set forth below are details regarding the reverse stock splits which have been retroactively applied to the financial statements.

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
ABNY ETF	12/01/2025	1 for 5	$9.61	$48.04	3,225,000	645,000
AIYY ETF	12/01/2025	1 for 10	$2.46	$24.60	34,375,000	3,437,500
AMDY ETF	12/05/2025	1 for 5	$9.83	$49.16	23,600,000	4,720,000
YBIT ETF	11/28/2025	1 for 5	$8.80	$44.02	12,500,000	2,500,000
CONY ETF	12/01/2025	1 for 10	$6.33	$63.33	200,550,000	20,055,000
OARK ETF	12/01/2025	1 for 5	$8.88	$44.40	10,325,000	2,065,000
MRNY ETF	11/28/2025	1 for 10	$1.68	$16.75	55,200,000	5,520,000
MSTY ETF	12/05/2025	1 for 5	$10.88	$54.39	278,550,000	55,710,000
PYPY ETF	12/05/2025	1 for 5	$10.11	$50.54	4,700,000	940,000
FIAT ETF	12/01/2025	1 for 10	$2.42	$24.16	17,950,000	1,795,000
DIPS ETF	12/01/2025	1 for 10	$5.17	$51.68	1,550,000	155,000
CRSH ETF	12/02/2025	1 for 10	$2.83	$28.29	7,875,000	787,500
TSLY ETF	11/28/2025	1 for 5	$8.52	$42.58	151,025,000	30,205,000
ULTY ETF	11/28/2025	1 for 10	$4.96	$49.62	500,200,000	50,020,000
XYZY ETF	11/28/2025	1 for 5	$8.58	$42.89	7,275,000	1,455,000

Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

To the Shareholders of YieldMax ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short and written option contracts (as applicable), of YieldMax ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
YieldMax AAPL Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from April 17, 2023 (commencement of operations) through October 31, 2023
YieldMax ABNB Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from June 24, 2024 (commencement of operations) through October 31, 2024
YieldMax AI Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from November 27, 2023 (commencement of operations) through October 31, 2024
YieldMax AMD Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from September 18, 2023 (commencement of operations) through October 31, 2023
YieldMax AMZN Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from July 24, 2023 (commencement of operations) through October 31, 2023
YieldMax BABA Option Income Strategy Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from August 7, 2024 (commencement of operations) through October 31, 2024
YieldMax Bitcoin Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from April 22, 2024 (commencement of operations) through October 31, 2024
YieldMax BRK.B Option Income Strategy ETF	For the period from June 4, 2025 (commencement of operations) through October 31, 2025

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

YieldMax COIN Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from August 14, 2023 (commencement of operations) through October 31, 2023
YieldMax CVNA Option Income Strategy ETF	For the period from January 29, 2025 (commencement of operations) through October 31, 2025
YieldMax DIS Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from August 24, 2023 (commencement of operations) through October 31, 2023
YieldMax DKNG Option Income Strategy ETF	For the period from July 14, 2025 (commencement of operations) through October 31, 2025
YieldMax Gold Miners Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from May 20, 2024 (commencement of operations) through October 31, 2024
YieldMax GOOGL Option Income Strategy ETF	For the year ended October 31, 2025 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from July 27, 2023 (commencement of operations) through October 31, 2023
YieldMax HOOD Option Income Strategy	For the period from May 7, 2025 (commencement of operations) to October 31, 2025
YieldMax Innovation Option Income Strategy	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from November 22, 2022 (commencement of operations) through October 31, 2023
YieldMax JPM Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from September 11, 2023 (commencement of operations) through October 31, 2023
YieldMax Magnificent 7 Fund of Option Income ETFs	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from January 29, 2024 (commencement of operations) through October 31, 2024
YieldMax MARA Option Income Strategy ETF	For the period from December 9, 2024 (commencement of operations) through October 31, 2025
YieldMax META Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from July 27, 2023 (commencement of operations) through October 31, 2023

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

YieldMax MRNA Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from October 23, 2023 (commencement of operations) through October 31, 2023
YieldMax MSFT Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from August 24, 2023 (commencement of operations) through October 31, 2023
YieldMax MSTR Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from February 21, 2024 (commencement of operations) through October 31, 2024
YieldMax NFLX Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from August 7, 2023 (commencement of operations) through October 31, 2023
YieldMax NVDA Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from May 10, 2023 (commencement of operations) through October 31, 2023
YieldMax PLTR Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from October 7, 2024 (commencement of operations) through October 31, 2024
YieldMax PYPL Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from September 25, 2023 (commencement of operations) through October 31, 2023
YieldMax RBLX Option Income Strategy ETF	For the period from July 28, 2025 (commencement of operations) through October 31, 2025
YieldMax Short COIN Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from July 9, 2024 (commencement of operations) through October 31, 2024
YieldMax Short N100 Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from August 14, 2024 (commencement of operations) through October 31, 2024
YieldMax Short NVDA Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from July 23, 2024 (commencement of operations) through October 31, 2024
YieldMax Short TSLA Option Income Strategy	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from May 1, 2024 (commencement of operations) through

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

ETF		October 31, 2024
YieldMax SMCI Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from September 11, 2024 (commencement of operations) through October 31, 2024
YieldMax SNOW Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from June 10, 2024 (commencement of operations) through October 31, 2024
YieldMax TSLA Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from November 22, 2022 (commencement of operations) through October 31, 2023
YieldMax TSM Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from August 20, 2024 (commencement of operations) through October 31, 2024
YieldMax Ultra Option Income Strategy ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from February 28, 2024 (commencement of operations) through October 31, 2024
YieldMax Ultra Short Option Income Strategy ETF	For the period from August 20, 2025 (commencement of operations) through October 31, 2025
YieldMax Universe Fund of Option Income ETFS	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from January 16, 2024 (commencement of operations) through October 31, 2024
YieldMax XOM Option Income Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from August 30, 2023 (commencement of operations) through October 31, 2023
YieldMax XYZ Option Income Strategy ETF (Formerly YieldMax SQ Option Income Strategy ETF)	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from October 10, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether

Report of Independent Registered Public Accounting Firm	YieldMax ETFs

due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
December 30, 2025

Other Non-Audited Information	YieldMax ETFs

October 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YieldMax AAPL Option Income Strategy ETF	0.00%
YieldMax ABNB Option Income Strategy ETF	0.00%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	0.00%
YieldMax AMZN Option Income Strategy ETF	0.00%
YieldMax BABA Option Income Strategy ETF	0.00%
YieldMax Bitcoin Option Income Strategy ETF	0.00%
YieldMax BRK.B Option Income Strategy ETF	0.00%
YieldMax COIN Option Income Strategy ETF	0.00%
YieldMax CVNA Option Income Strategy ETF	0.00%
YieldMax DIS Option Income Strategy ETF	0.00%
YieldMax DKNG Option Income Strategy ETF	0.00%
YieldMax Gold Miners Option Income Strategy ETF	0.00%
YieldMax GOOGL Option Income Strategy ETF	0.00%
YieldMax HOOD Option Income Strategy ETF	0.00%
YieldMax Innovation Option Income Strategy ETF	0.00%
YieldMax JPM Option Income Strategy ETF	0.00%
YieldMax Magnificent 7 Fund of Option Income ETFs	0.00%
YieldMax MARA Option Income Strategy ETF	0.00%
YieldMax META Option Income Strategy ETF	0.00%
YieldMax MRNA Option Income Strategy ETF	0.00%
YieldMax MSFT Option Income Strategy ETF	0.00%
YieldMax MSTR Option Income Strategy ETF	0.00%
YieldMax NFLX Option Income Strategy ETF	0.00%
YieldMax NVDA Option Income Strategy ETF	0.00%
YieldMax PLTR Option Income Strategy ETF	0.00%
YieldMax PYPL Option Income Strategy ETF	0.00%
YieldMax RBLX Option Income Strategy ETF	0.00%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	0.00%
YieldMax Short NVDA Option Income Strategy ETF	0.00%
YieldMax Short TSLA Option Income Strategy ETF	0.00%
YieldMax SMCI Option Income Strategy ETF	0.00%
YieldMax SNOW Option Income Strategy ETF	0.00%
YieldMax TSLA Option Income Strategy ETF	0.00%
YieldMax TSM Option Income Strategy ETF	0.00%
YieldMax Ultra Option Income Strategy ETF	0.00%
YieldMax Ultra Short Option Income Strategy ETF	0.00%
YieldMax Universe Fund of Option Income ETFs	0.00%
YieldMax XOM Option Income Strategy ETF	0.00%
YieldMax XYZ Option Income Strategy ETF	0.00%

Other Non-Audited Information	YieldMax ETFs

October 31, 2025

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended October 31, 2025, was as follows:

YieldMax AAPL Option Income Strategy ETF	0.00%
YieldMax ABNB Option Income Strategy ETF	0.00%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	0.00%
YieldMax AMZN Option Income Strategy ETF	0.00%
YieldMax BABA Option Income Strategy ETF	0.00%
YieldMax Bitcoin Option Income Strategy ETF	0.00%
YieldMax BRK.B Option Income Strategy ETF	0.00%
YieldMax COIN Option Income Strategy ETF	0.00%
YieldMax CVNA Option Income Strategy ETF	0.00%
YieldMax DIS Option Income Strategy ETF	0.00%
YieldMax DKNG Option Income Strategy ETF	0.00%
YieldMax Gold Miners Option Income Strategy ETF	0.00%
YieldMax GOOGL Option Income Strategy ETF	0.00%
YieldMax HOOD Option Income Strategy ETF	0.00%
YieldMax Innovation Option Income Strategy ETF	0.00%
YieldMax JPM Option Income Strategy ETF	0.00%
YieldMax Magnificent 7 Fund of Option Income ETFs	0.00%
YieldMax MARA Option Income Strategy ETF	0.00%
YieldMax META Option Income Strategy ETF	0.00%
YieldMax MRNA Option Income Strategy ETF	0.00%
YieldMax MSFT Option Income Strategy ETF	0.00%
YieldMax MSTR Option Income Strategy ETF	0.00%
YieldMax NFLX Option Income Strategy ETF	0.00%
YieldMax NVDA Option Income Strategy ETF	0.00%
YieldMax PLTR Option Income Strategy ETF	0.00%
YieldMax PYPL Option Income Strategy ETF	0.00%
YieldMax RBLX Option Income Strategy ETF	0.00%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	0.00%
YieldMax Short NVDA Option Income Strategy ETF	0.00%
YieldMax Short TSLA Option Income Strategy ETF	0.00%
YieldMax SMCI Option Income Strategy ETF	0.00%
YieldMax SNOW Option Income Strategy ETF	0.00%
YieldMax TSLA Option Income Strategy ETF	0.00%
YieldMax TSM Option Income Strategy ETF	0.00%
YieldMax Ultra Option Income Strategy ETF	0.00%
YieldMax Ultra Short Option Income Strategy ETF	0.00%
YieldMax Universe Fund of Option Income ETFs	0.00%
YieldMax XOM Option Income Strategy ETF	0.00%
YieldMax XYZ Option Income Strategy ETF	0.00%

Other Non-Audited Information	YieldMax ETFs

October 31, 2025

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended October 31, 2025, was as follows:

YieldMax AAPL Option Income Strategy ETF	73.02%
YieldMax ABNB Option Income Strategy ETF	0.00%
YieldMax AI Option Income Strategy ETF	0.00%
YieldMax AMD Option Income Strategy ETF	94.24%
YieldMax AMZN Option Income Strategy ETF	85.70%
YieldMax BABA Option Income Strategy ETF	84.93%
YieldMax Bitcoin Option Income Strategy ETF	86.27%
YieldMax BRK.B Option Income Strategy ETF	50.73%
YieldMax COIN Option Income Strategy ETF	84.48%
YieldMax CVNA Option Income Strategy ETF	94.36%
YieldMax DIS Option Income Strategy ETF	0.00%
YieldMax DKNG Option Income Strategy ETF	0.00%
YieldMax Gold Miners Option Income Strategy ETF	94.90%
YieldMax GOOGL Option Income Strategy ETF	93.39%
YieldMax HOOD Option Income Strategy ETF	97.96%
YieldMax Innovation Option Income Strategy ETF	91.42%
YieldMax JPM Option Income Strategy ETF	85.78%
YieldMax Magnificent 7 Fund of Option Income ETFs	7.41%
YieldMax MARA Option Income Strategy ETF	0.00%
YieldMax META Option Income Strategy ETF	82.91%
YieldMax MRNA Option Income Strategy ETF	0.00%
YieldMax MSFT Option Income Strategy ETF	81.23%
YieldMax MSTR Option Income Strategy ETF	44.61%
YieldMax NFLX Option Income Strategy ETF	90.31%
YieldMax NVDA Option Income Strategy ETF	92.21%
YieldMax PLTR Option Income Strategy ETF	97.14%
YieldMax PYPL Option Income Strategy ETF	0.00%
YieldMax RBLX Option Income Strategy ETF	0.00%
YieldMax Short COIN Option Income Strategy ETF	0.00%
YieldMax Short N100 Option Income Strategy ETF	0.00%
YieldMax Short NVDA Option Income Strategy ETF	0.00%
YieldMax Short TSLA Option Income Strategy ETF	0.00%
YieldMax SMCI Option Income Strategy ETF	92.39%
YieldMax SNOW Option Income Strategy ETF	94.40%
YieldMax TSLA Option Income Strategy ETF	91.10%
YieldMax TSM Option Income Strategy ETF	93.99%
YieldMax Ultra Option Income Strategy ETF	100.00%
YieldMax Ultra Short Option Income Strategy ETF	0.00%
YieldMax Universe Fund of Option Income ETFs	3.13%
YieldMax XOM Option Income Strategy ETF	0.00%
YieldMax XYZ Option Income Strategy ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on November 6-7, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-	the Investment Advisory Agreement (the, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the YieldMax Ultra Short Option Income ETF (“YieldMax ETF” or “the Fund”);

-	a Sub-Advisory Agreement between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the YieldMax™ ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund.

The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on November 6 -7, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to such factor. The conclusions with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, the Trustee may have placed varying emphasis on particular factors in conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser, where applicable, for their services. The Board considered the of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by the firm. The Board also considered that the Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

YieldMax AAPL Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BABA Option Income Strategy ETF, YieldMax Bitcoin Option Income Strategy ETF, YieldMax BRKB Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax CVNA Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax DKNG Option Income Strategy ETF, YieldMax Gold Miners Option Income Strategy ETF, YieldMax GOOGL Option Income Strategy ETF, YieldMax HOOD Option Income Strategy ETF, YieldMax Innovation Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax Magnificent 7 Fund of Option Income ETF, YieldMax MARA Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax PLTR Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax RBLX Option Income Strategy ETF, YieldMax Short COIN Option Income Strategy ETF, YieldMax Short N100 Option Income Strategy ETF, YieldMax Short NVDA Option Income Strategy ETF, YieldMax Short TSLA Option Income Strategy ETF, YieldMax SMCI Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax TSM Option Income Strategy ETF, YieldMax Ultra Option Income Strategy ETF, YieldMax Universe Fund of Option Income ETFs, YieldMax XOM Option Income Strategy ETF, and YieldMax XYZ Option Income Strategy ETF, (the “YieldMax ETFs” collectively, each a “Fund” and together, the “Funds,”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

-	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each ETF. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as the Fund’s stated investment objectives, a comparative peer group of similar funds and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For YieldMax AAPL Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax ABNB Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax AI Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax AMD Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax AMZN Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. but generally appeared to be meeting its stated investment objective Additionally the Board noted the limited operating history of the Fund.

For YieldMax BABA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Bitcoin Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax BRKB Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax COIN Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax CVNA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax DIS Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

YieldMax DKNG Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax Gold Miners Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax GOOGL Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax HOOD Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Innovation Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax JPM Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax Magnificent 7 Fund of Option Income ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MARA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax META Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MRNA Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MSFT Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax MSTR Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax NFLX Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax NVDA Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax PLTR Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax PYPL Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax RBLX Option Income Strategy ETF, the Board noted that the Fund had not yet begun operations.

For YieldMax Short COIN Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short N100 Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short NVDA Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Short TSLA Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax SMCI Option Income Strategy ETF, the Board noted that the Fund had generally appeared to be meeting its stated investment objective.

For YieldMax SNOW Option Income Strategy ETF, the Board noted that the Fund generally appeared to be meeting its stated investment objective.

For YieldMax TSLA Option Income Strategy ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax TSM Option Income Strategy ETF, the Board noted that there was not yet a year of performance.

For YieldMax Ultra Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax Universe Fund of Option Income ETFs, the Board noted that the Fund had outperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For YieldMax XOM Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period but generally appeared to be meeting its stated investment objective. Additionally the Board noted the limited operating history of the Fund.

For YieldMax XYZ Option Income Strategy ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. but generally appeared to be meeting its stated investment objective Additionally the Board noted the limited operating history of the Fund.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.

The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For YieldMax AAPL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax ABNB Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AI Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AMD Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax AMZN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax BABA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Bitcoin Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax BRKB Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax COIN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax CVNA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax DIS Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax DKNG Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group media but reasonable given the Fund’s distinctive investment strategy compared to its peers .

For YieldMax Gold Miners Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax GOOGL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax HOOD Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Innovation Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax JPM Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Magnificent 7 Fund of Option Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MARA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax META Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MRNA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MSFT Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax MSTR Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax NFLX Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax NVDA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median. but reasonable given the Fund’s distinctive investment strategy compared to its peers

For YieldMax PLTR Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax PYPL Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax RBLX Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short COIN Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short N100 Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short NVDA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Short TSLA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax SMCI Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax SNOW Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax TSLA Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax TSM Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Ultra Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For YieldMax Universe Fund of Option Income ETFs, the Board noted that the Fund’s unitary fee and net expense ratio were below the peer group median.

For YieldMax XOM Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers .

For YieldMax XYZ Option Income Strategy ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that many of the Funds was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discuss and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board discussed that as each Fund was relatively new, there were not yet any economies of scale to consider. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.